UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02361

Voya Intermediate Bond Portfolio

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2025 to June 30, 2025

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Intermediate Bond Portfolio Class ADV - IIBPX

Voya Intermediate Bond Portfolio Class I - IPIIX

Voya Intermediate Bond Portfolio Class S - IPISX

Voya Intermediate Bond Portfolio Class S2 - IIBTX

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$52	1.03%

Fund Statistics

  Total Net Assets$918,141,152
  # of Portfolio Holdings1,878
  Portfolio Turnover Rate62%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Corporate Bonds/Notes
21.7%
U.S. Government Agency Obligations
19.1%
Mutual Funds
17.9%
Collateralized Mortgage Obligations
15.5%
Asset-Backed Securities
10.2%
Commercial Mortgage-Backed Securities
7.3%
U.S. Treasury Obligations
5.8%
Sovereign Bonds
1.5%
Municipal Bonds
0.2%
Assets in Excess of Other Liabilities
0.8%
0%
5%
10%
15%
20%
25%

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class ADV: IIBPX

Voya Intermediate Bond Portfolio

92914P304-SAR

Class I: IPIIX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$27	0.53%

Fund Statistics

  Total Net Assets$918,141,152
  # of Portfolio Holdings1,878
  Portfolio Turnover Rate62%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class I: IPIIX

Voya Intermediate Bond Portfolio

92914P106-SAR

Class S: IPISX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$39	0.78%

Fund Statistics

  Total Net Assets$918,141,152
  # of Portfolio Holdings1,878
  Portfolio Turnover Rate62%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S: IPISX

Voya Intermediate Bond Portfolio

92914P205-SAR

Class S2: IIBTX

Voya Intermediate Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2025

This semi-annual shareholder report contains important information about Voya Intermediate Bond Portfolio for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://individuals.voya.com/product/variable-portfolio/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$47	0.93%

Fund Statistics

  Total Net Assets$918,141,152
  # of Portfolio Holdings1,878
  Portfolio Turnover Rate62%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya VACS Series EMHCD Fund	8.6%
Voya VACS Series SC Fund	6.2%
Voya VACS Series HYB Fund	3.1%
United States Treasury Notes, 4.250%, 05/15/35	1.8%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.7%
United States Treasury Notes, 4.000%, 06/30/32	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
LCM 26 Ltd. - Class A2, 5.781%, 01/20/31	1.1%
Ginnie Mae, 5.500%, 08/20/55	1.0%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/51	0.9%

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.8%
Municipal Bonds	0.2%
Sovereign Bonds	1.5%
U.S. Treasury Obligations	5.8%
Commercial Mortgage-Backed Securities	7.3%
Asset-Backed Securities	10.2%
Collateralized Mortgage Obligations	15.5%
Mutual Funds	17.9%
U.S. Government Agency Obligations	19.1%
Corporate Bonds/Notes	21.7%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/variable-portfolio/prospectuses-reports or call us at 1-800-992-0180.

Class S2: IIBTX

Voya Intermediate Bond Portfolio

92914P403-SAR

(b)	Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2025

Classes ADV, I, R6, S, and S2

Voya Variable Product Funds

■	Voya Global High Dividend Low Volatility Portfolio

■	Voya Government Money Market Portfolio

■	Voya Growth and Income Portfolio

■	Voya Intermediate Bond Portfolio

■	Voya Small Company Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT voyainvestments.com

Go Paperless with E-Delivery!

Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

Just go to individuals.voya.com/page/e-delivery, follow the directions and complete the quick 5 Steps to Enroll.

You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Money Market Portfolio does not file on Form N-PORT.

The Voya Government Money Market Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/variable-portfolio/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$489,959,709	$–	$2,494,009,992
Short-term investments at fair value†	12,377,638	–	37,902,398
Short-term investments at amortized cost	–	707,554,918	–
Repurchase agreements	–	187,133,000	–
Cash	211,350	108,941	812,105
Foreign currencies at value‡	35,571	–	–
Receivables:
Investment securities and currencies sold	4,335,442	117,210,337	–
Fund shares sold	90,388	292,201	127,058
Dividends	685,728	4,171	1,216,178
Interest	39	1,253,767	136
Foreign tax reclaims	1,022,758	–	4,190
Prepaid expenses	4,614	8,179	22,660
Reimbursement due from Investment Adviser	33,197	–	–
Other assets	64,678	128,039	290,193
Total assets	508,821,112	1,013,693,553	2,534,384,910
LIABILITIES:
Payable for investment securities and currencies purchased	4,307,624	90,339,688	–
Payable for fund shares redeemed	305,091	264,887	1,062,068
Payable upon receipt of securities loaned	11,328,638	–	20,822,398
Payable for investment management fees	224,402	229,274	1,300,610
Payable for distribution and shareholder service fees	75,093	–	39,178
Payable to directors/ trustees under the deferred compensation plan
(Note 6)	64,678	128,039	290,193
Payable for directors/ trustees fees	1,194	2,187	6,000
Other accrued expenses and liabilities	81,127	164,035	438,908
Total liabilities	16,387,847	91,128,110	23,959,355
NET ASSETS	$492,433,265	$922,565,443	$2,510,425,555
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$391,837,082	$922,561,919	$1,853,295,603
Total distributable earnings	100,596,183	3,524	657,129,952
NET ASSETS	$492,433,265	$922,565,443	$2,510,425,555
+ Including securities loaned at value	$10,733,084	$—	$20,404,453
* Cost of investments in securities	$418,490,680	$—	$1,827,045,058
† Cost of short-term investments	$12,377,638	$—	$37,902,398
‡ Cost of foreign currencies	$35,109	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	$13,906,020	n/a	$89,797,791
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	1,131,396	n/a	4,364,341
Net asset value and redemption price per share	$12.29	n/a	$20.58
Class I
Net assets	$137,068,635	$922,565,443	$2,387,327,537
Shares authorized	100,000,000	unlimited	unlimited
Par value	$0.001	$1.000	$1.000
Shares outstanding	11,161,102	922,461,876	109,850,256
Net asset value and redemption price per share	$12.28	$1.00	$21.73
Class S
Net assets	$341,304,470	n/a	$32,520,759
Shares authorized	300,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	27,631,530	n/a	1,575,335
Net asset value and redemption price per share	$12.35	n/a	$20.64
Class S2
Net assets	$154,140	n/a	$779,468
Shares authorized	100,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	12,697	n/a	39,451
Net asset value and redemption price per share	$12.14	n/a	$19.76

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$745,443,952	$233,393,636
Investments in affiliates at fair value**	164,767,234	–
Short-term investments at fair value†	13,036,101	9,640,648
Cash	7,426,961	109,943
Cash collateral for futures contracts	3,122,628	–
Cash pledged for centrally cleared swaps (Note 2)	3,066,000	–
Cash pledged as collateral for OTC derivatives (Note 2)	610,000	–
Foreign currencies at value‡	2,343,005	–
Receivables:
Investment securities sold	11,571,621	–
Investment securities sold on a delayed-delivery or when-issued basis	16,372,220	–
Fund shares sold	2,112,394	154,116
Dividends	894,226	362,823
Interest	5,662,070	–
Foreign tax reclaims	–	11,497
Variation margin on futures contracts	823,605	–
Unrealized appreciation on forward foreign currency contracts	1,530	–
Unrealized appreciation on forward premium swaptions	2,151,173	–
Prepaid expenses	8,283	2,314
Reimbursement due from Investment Adviser	95,146	10,596
Other assets	398,521	51,602
Total assets	979,906,670	243,737,175
LIABILITIES:
Payable for investment securities purchased	18,195,013	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	32,587,674	–
Payable for fund shares redeemed	12,535	66,118
Payable upon receipt of securities loaned	5,985,550	8,961,648
Unrealized depreciation on forward foreign currency contracts	1,199,341	–
Unrealized depreciation on forward premium swaptions	670,492	–
Variation margin payable on centrally cleared swaps	170,839	–
Cash received as collateral for OTC derivatives (Note 2)	1,590,000	–
Payable for investment management fees	372,359	142,636
Payable for distribution and shareholder service fees	87,708	11,731
Payable to directors/ trustees under the deferred compensation plan (Note 6)	398,521	51,602
Payable for directors/ trustees fees	2,269	609
Other accrued expenses and liabilities	415,922	74,978
Written options, at fair value^	77,295	–
Total liabilities	61,765,518	9,309,322
NET ASSETS	$918,141,152	$234,427,853
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,326,786,556	$245,650,301
Total distributable loss	(408,645,404)	(11,222,448)
NET ASSETS	$918,141,152	$234,427,853

+ Including securities loaned at value	$5,798,650	$8,693,957
* Cost of investments in securities	$771,717,990	$237,774,492
** Cost of investments in affiliates	$158,718,201	$—
† Cost of short-term investments	$13,037,225	$9,640,648
‡ Cost of foreign currencies	$2,321,026	$—
^ Premiums received on written options	$294,795	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2025 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$180,832,058	$8,600,689
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	16,675,771	738,650
Net asset value and redemption price per share	$10.84	$11.64
Class I
Net assets	$670,068,119	$177,653,678
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	61,110,603	13,382,254
Net asset value and redemption price per share	$10.96	$13.28
Class R6
Net assets	n/a	$7,712,476
Shares authorized	n/a	100,000,000
Par value	n/a	$0.001
Shares outstanding	n/a	580,156
Net asset value and redemption price per share	n/a	$13.29
Class S
Net assets	$59,467,695	$40,461,010
Shares authorized	unlimited	100,000,000
Par value	$1.000	$0.001
Shares outstanding	5,458,757	3,231,004
Net asset value and redemption price per share	$10.89	$12.52
Class S2
Net assets	$7,773,280	n/a
Shares authorized	unlimited	n/a
Par value	$1.000	n/a
Shares outstanding	716,828	n/a
Net asset value and redemption price per share	$10.84	n/a

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,492,553	$244,319	$17,069,589
Interest	585	18,683,187	5,029
Securities lending income, net	25,748	—	3,974
Other	1,839	3,272	9,255
Total investment income	8,520,725	18,930,778	17,087,847
EXPENSES:
Investment management fees	1,326,525	1,518,151	7,143,740
Distribution and shareholder service fees:
Class ADV	32,270	—	217,358
Class S	413,728	—	36,950
Class S2	295	—	1,437
Transfer agent fees:
Class ADV	3,773	—	17,437
Class I	37,909	320,779	454,041
Class S	96,753	—	5,928
Class S2	43	—	144
Shareholder reporting expense	12,022	14,428	34,715
Professional fees	18,711	32,946	80,602
Custody and accounting expense	41,096	24,495	64,875
Director/ Trustee fees and expenses	5,971	10,934	30,000
Miscellaneous expense	13,993	21,610	65,534
Interest expense	924	—	1,772
Total expenses	2,004,013	1,943,343	8,154,533
Waived and reimbursed fees	(133,308)	(195,195)	72,916
Net expenses	1,870,705	1,748,148	8,227,449
Net investment income	6,650,020	17,182,630	8,860,398
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	26,073,205	251,786	(7,914,864)
Foreign currency related transactions	105,495	—	—
Net realized gain (loss)	26,178,700	251,786	(7,914,864)
Net change in unrealized appreciation (depreciation) on:
Investments	25,433,075	—	129,969,708
Foreign currency related transactions	105,704	—	113
Net change in unrealized appreciation (depreciation)	25,538,779	—	129,969,821
Net realized and unrealized gain	51,717,479	251,786	122,054,957
Increase in net assets resulting from operations	$58,367,499	$17,434,416	$130,915,355
* Foreign taxes withheld	$511,306	$—	$61,439

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$38,548	$2,194,821
Dividends from affiliated underlying funds	5,273,925	—
Interest	18,863,890	—
Securities lending income, net	40,048	24,493
Other	3,497	1,026
Total investment income	24,219,908	2,220,340
EXPENSES:
Investment management fees	2,250,043	906,371
Distribution and shareholder service fees:
Class ADV	444,511	21,215
Class S	73,702	54,884
Class S2	15,766	—
Transfer agent fees:
Class ADV	106,755	5,013
Class I	393,488	107,413
Class R6	—	7
Class S	35,401	25,916
Class S2	4,734	—
Shareholder reporting expense	36,845	9,774
Professional fees	51,242	12,509
Custody and accounting expense	170,350	20,598
Director/ Trustee fees and expenses	11,343	3,044
Miscellaneous expense	50,122	9,006
Total expenses	3,644,302	1,175,750
Waived and reimbursed fees	(711,216)	(60,522)
Net expenses	2,933,086	1,115,228
Net investment income	21,286,822	1,105,112
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,542,349)	7,485,813
Forward foreign currency contracts	(149,280)	—
Foreign currency related transactions	8,010	—
Futures	(5,017,437)	—
Swaps	(1,404,779)	—
Written options	307,805	—
Sales commitments	138,794	—
Net realized gain (loss)	(7,659,236)	7,485,813
Net change in unrealized appreciation (depreciation) on:
Investments	19,193,020	(12,154,869)
Affiliated underlying funds	2,728,833	—
Forward foreign currency contracts	(1,896,544)	—
Foreign currency related transactions	14,736	262
Futures	4,370,909	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2025 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Swaps	726,164	—
Written options	469,695	—
Net change in unrealized appreciation (depreciation)	25,606,813	(12,154,607)
Net realized and unrealized gain (loss)	17,947,577	(4,668,794)
Increase (decrease) in net assets resulting from operations	$39,234,399	$(3,563,682)
* Foreign taxes withheld	$—	$16,105

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global High Dividend Low Volatility Portfolio		Voya Government Money Market Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$6,650,020	$11,691,531	$17,182,630	$39,531,844
Net realized gain	26,178,700	38,011,042	251,786	430,899
Net change in unrealized appreciation (depreciation)	25,538,779	9,343,547	—	—
Increase in net assets resulting from operations	58,367,499	59,046,120	17,434,416	39,962,743

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(896,857)	(702,630)	—	—
Class I	(9,138,296)	(7,775,423)	(17,438,724)	(39,871,963)
Class S(1)	(22,679,154)	(20,314,859)	—	(549)
Class S2	(10,114)	(13,458)	—	—
Class T(2)	—	(6,126)	—	—
Total distributions	(32,724,421)	(28,812,496)	(17,438,724)	(39,872,512)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,748,737	8,840,756	153,279,315	192,650,111
Reinvestment of distributions	32,724,421	28,812,496	17,438,724	39,871,963
	40,473,158	37,653,252	170,718,039	232,522,074
Cost of shares redeemed	(39,471,960)	(88,580,448)	(72,778,924)	(198,605,887)
Net increase (decrease) in net assets resulting from capital share transactions	1,001,198	(50,927,196)	97,939,115	33,916,187
Net increase (decrease) in net assets	26,644,276	(20,693,572)	97,934,807	34,006,418

NET ASSETS:
Beginning of year or period	465,788,989	486,482,561	824,630,636	790,624,218
End of year or period	$492,433,265	$465,788,989	$922,565,443	$824,630,636

(1)	Class S of Voya Government Money Market Portfolio was fully redeemed on close of business May 1, 2024.

(2)	Class T of Global High Dividend Low Volatility Portfolio was fully redeemed on close of business May 1, 2024.

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$8,860,398	$19,147,228	$21,286,822	$79,661,968
Net realized gain (loss)	(7,914,864)	319,619,231	(7,659,236)	3,949,419
Net change in unrealized appreciation (depreciation)	129,969,821	140,369,905	25,606,813	12,710,358
Increase in net assets resulting from operations	130,915,355	479,136,364	39,234,399	96,321,745

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,352,194)	(12,702,776)	(3,700,833)	(7,732,052)
Class I	(33,888,955)	(312,765,110)	(15,284,752)	(30,980,523)
Class S	(462,636)	(4,527,241)	(1,300,891)	(42,299,441)
Class S2	(11,867)	(99,988)	(168,357)	(336,876)
Total distributions	(35,715,652)	(330,095,115)	(20,454,833)	(81,348,892)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	126,528,169	287,031,123	29,747,904	131,883,666
Reinvestment of distributions	35,697,877	329,890,863	20,453,685	79,932,512
	162,226,046	616,921,986	50,201,589	211,816,178
Cost of shares redeemed	(165,108,390)	(352,602,050)	(59,096,553)	(1,634,330,372)
Net increase (decrease) in net assets resulting from capital share transactions	(2,882,344)	264,319,936	(8,894,964)	(1,422,514,194)
Net increase (decrease) in net assets	92,317,359	413,361,185	9,884,602	(1,407,541,341)
NET ASSETS:
Beginning of year or period	2,418,108,196	2,004,747,011	908,256,550	2,315,797,891
End of year or period	$2,510,425,555	$2,418,108,196	$918,141,152	$908,256,550

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Small Company Portfolio
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
FROM OPERATIONS:
Net investment income	$1,105,112	$2,780,526
Net realized gain	7,485,813	39,799,928
Net change in unrealized appreciation (depreciation)	(12,154,607)	(12,809,188)
Increase (decrease) in net assets resulting from operations	(3,563,682)	29,771,266

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(1,396,502)	(345,295)
Class I	(26,769,416)	(8,310,232)
Class R6	(1,181,485)	(312,443)
Class S	(6,453,592)	(2,352,815)
Total distributions	(35,800,995)	(11,320,785)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,695,110	10,172,719
Reinvestment of distributions	35,800,995	11,320,785
	38,496,105	21,493,504
Cost of shares redeemed	(56,140,437)	(52,121,635)
Net decrease in net assets resulting from capital share transactions	(17,644,332)	(30,628,131)
Net decrease in net assets	(57,009,009)	(12,177,650)
NET ASSETS:
Beginning of year or period	291,436,862	303,614,512
End of year or period	$234,427,853	$291,436,862

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-25+	11.68	0.15	•	1.31	1.46	0.07		0.78		—	0.85		—	12.29	12.81	1.16	1.10	1.10	2.52		13,906	39
12-31-24	11.01	0.24	•	1.09	1.33	0.27		0.39		—	0.66		—	11.68	12.38	1.17	1.10	1.10	2.09		12,252	72
12-31-23	11.01	0.27	•	0.37	0.64	0.27		0.37		—	0.64		—	11.01	6.18	1.16	1.10	1.10	2.54		10,354	70
12-31-22	12.32	0.25	•	(0.93)	(0.68)	0.24		0.39		—	0.63		—	11.01	(5.38)	1.15	1.10	1.10	2.23		11,235	68
12-31-21	10.46	0.21	•	1.89	2.10	0.24		—		—	0.24		—	12.32	20.23	1.16	1.10	1.10	1.85		13,886	71
12-31-20	10.83	0.18		(0.35)	(0.17)	0.19		—		0.01	0.20		—	10.46	(1.27)	1.16	1.10	1.10	1.86		13,684	72
Class I
06-30-25+	11.66	0.18	•	1.30	1.48	0.08		0.78		—	0.86		—	12.28	13.05	0.66	0.60	0.60	3.01		137,069	39
12-31-24	10.99	0.30	•	1.08	1.38	0.32		0.39		—	0.71		—	11.66	12.94	0.67	0.60	0.60	2.59		124,887	72
12-31-23	10.99	0.32	•	0.37	0.69	0.32		0.37		—	0.69		—	10.99	6.74	0.66	0.60	0.60	3.04		122,202	70
12-31-22	12.30	0.30	•	(0.92)	(0.62)	0.30		0.39		—	0.69		—	10.99	(4.90)	0.65	0.60	0.60	2.73		125,985	68
12-31-21	10.44	0.27	•	1.89	2.16	0.30		—		—	0.30		—	12.30	20.87	0.66	0.60	0.60	2.35		144,785	71
12-31-20	10.82	0.23		(0.36)	(0.13)	0.24		—		0.01	0.25		—	10.44	(0.83)	0.66	0.60	0.60	2.36		129,379	72
Class S
06-30-25+	11.73	0.17	•	1.31	1.48	0.08		0.78		—	0.86		—	12.35	12.90	0.91	0.85	0.85	2.74		341,304	39
12-31-24	11.05	0.27	•	1.09	1.36	0.29		0.39		—	0.68		—	11.73	12.68	0.92	0.85	0.85	2.34		328,504	72
12-31-23	11.05	0.30	•	0.36	0.66	0.29		0.37		—	0.66		—	11.05	6.43	0.91	0.85	0.85	2.78		351,456	70
12-31-22	12.36	0.28	•	(0.93)	(0.65)	0.27		0.39		—	0.66		—	11.05	(5.11)	0.90	0.85	0.85	2.48		392,545	68
12-31-21	10.49	0.24	•	1.90	2.14	0.27		—		—	0.27		—	12.36	20.56	0.91	0.85	0.85	2.10		474,598	71
12-31-20	10.87	0.21		(0.37)	(0.16)	0.21		—		0.01	0.22		—	10.49	(1.09)	0.91	0.85	0.85	2.11		465,405	72
Class S2
06-30-25+	11.55	0.15	•	1.29	1.44	0.07		0.78		—	0.85		—	12.14	12.81	1.06	1.00	1.00	2.59		154	39
12-31-24	10.89	0.25	•	1.08	1.33	0.28		0.39		—	0.67		—	11.55	12.50	1.07	1.00	1.00	2.20		146	72
12-31-23	10.89	0.28	•	0.37	0.65	0.28		0.37		—	0.65		—	10.89	6.37	1.06	1.00	1.00	2.64		229	70
12-31-22	12.20	0.26	•	(0.93)	(0.67)	0.25		0.39		—	0.64		—	10.89	(5.33)	1.05	1.00	1.00	2.34		223	68
12-31-21	10.35	0.22	•	1.88	2.10	0.25		—		—	0.25		—	12.20	20.46	1.06	1.00	1.00	1.92		265	71
12-31-20	10.73	0.19		(0.36)	(0.17)	0.20		—		0.01	0.21		—	10.35	(1.25)	1.06	1.00	1.00	1.95		354	72
Voya Government Money Market Portfolio
Class I
06-30-25+	1.00	0.02	•	—	0.02	0.02		0.00	*	—	0.02		—	1.00	2.01	0.45	0.40	0.40	3.96		922,565	—
12-31-24	1.00	0.05	•	—	0.05	0.05		0.00	*	—	0.05		—	1.00	4.91	0.45	0.40	0.40	4.79		824,631	—
12-31-23	1.00	0.05	•	—	0.05	0.05		—		—	0.05		—	1.00	4.77	0.48	0.43	0.43	4.72		789,249	—
12-31-22	1.00	0.01	•	0.00 *	0.01	0.01		—		—	0.01		—	1.00	1.39	0.50	0.35	0.35	1.43		523,130	—
12-31-21	1.00	—	•	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.09	0.50	0.05	0.05	0.00	*	485,800	—
12-31-20	1.00	0.00	*	0.00 *	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.29	0.51	0.17	0.17	0.20		569,945	—
Voya Growth and Income Portfolio
Class ADV
06-30-25+	19.85	0.03	•	1.01	1.04	—		0.31		—	0.31		—	20.58	5.37	1.16	1.12	1.12	0.31		89,798	41
12-31-24	18.60	0.09	•	4.29	4.38	0.10		3.03		—	3.13		—	19.85	23.32	1.16	1.12	1.12	0.41		91,161	95
12-31-23	16.21	0.12	•	4.22	4.34	0.13		1.82		—	1.95		—	18.60	26.78	1.19	1.12	1.12	0.64		83,897	75
12-31-22	22.50	0.13	•	(3.55)	(3.42)	0.14		2.73		—	2.87		—	16.21	(15.08)	1.18	1.11	1.11	0.64		73,784	56
12-31-21	29.29	0.13	•	8.14	8.27	0.19		14.87		—	15.06		—	22.50	28.41	1.16	1.06	1.06	0.39		97,015	65
12-31-20	27.93	0.26		4.22	4.48	0.26		2.86		—	3.12		—	29.29	16.74	1.17	1.07	1.07	0.90		903,118	92
Class I
06-30-25+	20.90	0.08	•	1.06	1.14	—		0.31		—	0.31		—	21.73	5.58	0.66	0.67	0.67	0.76		2,387,328	41
12-31-24	19.45	0.19	•	4.49	4.68	0.20		3.03		—	3.23		—	20.90	23.85	0.66	0.67	0.67	0.86		2,293,616	95

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains		From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class I (continued)
12-31-23	16.88	0.21	•	4.41	4.62	0.23	1.82		—	2.05	—	19.45	27.39	0.69	0.67	0.67	1.09	1,890,606	75
12-31-22	23.30	0.22	•	(3.68)	(3.46)	0.23	2.73		—	2.96	—	16.88	(14.71)	0.68	0.66	0.66	1.09	1,644,921	56
12-31-21	29.90	0.29	•	8.33	8.62	0.35	14.87		—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
12-31-20	28.44	0.39		4.32	4.71	0.39	2.86		—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
Class S
06-30-25+	19.89	0.05	•	1.01	1.06	—	0.31		—	0.31	—	20.64	5.46	0.91	0.92	0.92	0.50	32,521	41
12-31-24	18.63	0.13	•	4.30	4.43	0.14	3.03		—	3.17	—	19.89	23.56	0.91	0.92	0.92	0.61	32,627	95
12-31-23	16.23	0.15	•	4.24	4.39	0.17	1.82		—	1.99	—	18.63	27.06	0.94	0.92	0.92	0.84	29,695	75
12-31-22	22.54	0.17	•	(3.57)	(3.40)	0.18	2.73		—	2.91	—	16.23	(14.96)	0.93	0.91	0.91	0.84	32,229	56
12-31-21	29.32	0.20	•	8.16	8.36	0.27	14.87		—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32		4.22	4.54	0.32	2.86		—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
Class S2
06-30-25+	19.07	0.03	•	0.97	1.00	—	0.31		—	0.31	—	19.76	5.38	1.06	1.07	1.07	0.36	779	41
12-31-24	17.98	0.09	•	4.15	4.24	0.12	3.03		—	3.15	—	19.07	23.36	1.06	1.07	1.07	0.46	704	95
12-31-23	15.74	0.12	•	4.11	4.23	0.17	1.82		—	1.99	—	17.98	26.90	1.09	1.07	1.07	0.69	549	75
12-31-22	21.97	0.13	•	(3.47)	(3.34)	0.16	2.73		—	2.89	—	15.74	(15.08)	1.08	1.06	1.06	0.69	413	56
12-31-21	28.88	0.15	•	8.03	8.18	0.22	14.87		—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25	•	4.19	4.44	0.29	2.86		—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
Voya Intermediate Bond Portfolio
Class ADV
06-30-25+	10.62	0.23	•	0.21	0.44	0.22	—		—	0.22	—	10.84	4.18	1.19	1.03	1.03	4.35	180,832	62
12-31-24	10.82	0.43	•	(0.19)	0.24	0.44	—		—	0.44	—	10.62	2.28	1.10	1.03	1.03	4.00	180,921	240
12-31-23	10.51	0.39	•	0.31	0.70	0.39	—		—	0.39	—	10.82	6.78	1.09	1.03	1.03	3.71	193,771	278
12-31-22	12.68	0.28	•	(2.16)	(1.88)	0.29	—		—	0.29	—	10.51	(14.90)	1.08	1.03	1.03	2.51	203,733	246
12-31-21	13.19	0.26	•	(0.44)	(0.18)	0.25	0.00	*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32		0.61	0.93	0.38	0.30		—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
Class I
06-30-25+	10.74	0.26	•	0.21	0.47	0.25	—		—	0.25	—	10.96	4.42	0.69	0.53	0.53	4.85	670,068	62
12-31-24	10.94	0.49	•	(0.19)	0.30	0.50	—		—	0.50	—	10.74	2.82	0.60	0.53	0.53	4.50	658,204	240
12-31-23	10.63	0.45	•	0.30	0.75	0.44	—		—	0.44	—	10.94	7.28	0.59	0.53	0.53	4.21	712,402	278
12-31-22	12.82	0.34	•	(2.18)	(1.84)	0.35	—		—	0.35	—	10.63	(14.44)	0.58	0.53	0.53	3.02	727,981	246
12-31-21	13.33	0.33	•	(0.45)	(0.12)	0.31	0.00	*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39		0.61	1.00	0.45	0.30		—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
Class S
06-30-25+	10.67	0.25	•	0.21	0.46	0.24	—		—	0.24	—	10.89	4.30	0.94	0.78	0.78	4.60	59,468	62
12-31-24	10.87	0.46	•	(0.19)	0.27	0.47	—		—	0.47	—	10.67	2.55	0.85	0.78	0.78	4.28	60,945	240
12-31-23	10.56	0.42	•	0.30	0.72	0.41	—		—	0.41	—	10.87	7.03	0.84	0.78	0.78	3.96	1,401,595	278
12-31-22	12.74	0.31	•	(2.17)	(1.86)	0.32	—		—	0.32	—	10.56	(14.68)	0.83	0.78	0.78	2.77	1,481,569	246
12-31-21	13.24	0.29	•	(0.43)	(0.14)	0.28	0.00	*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35		0.62	0.97	0.42	0.30		—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
Class S2
06-30-25+	10.62	0.24	•	0.21	0.45	0.23	—		—	0.23	—	10.84	4.24	1.09	0.93	0.93	4.44	7,773	62
12-31-24	10.82	0.44	•	(0.19)	0.25	0.45	—		—	0.45	—	10.62	2.38	1.00	0.93	0.93	4.10	8,187	240
12-31-23	10.51	0.40	•	0.31	0.71	0.40	—		—	0.40	—	10.82	6.89	0.99	0.93	0.93	3.81	8,030	278
12-31-22	12.69	0.29	•	(2.17)	(1.88)	0.30	—		—	0.30	—	10.51	(14.88)	0.98	0.93	0.93	2.56	7,618	246
12-31-21	13.19	0.27	•	(0.43)	(0.16)	0.26	0.00	*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33		0.62	0.95	0.40	0.30		—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-25+	14.33	0.03	•	(0.44)	(0.41)	0.10	2.18	—	2.28	—	11.64	(2.14)	1.41	1.36	1.36	0.51	8,601	65
12-31-24	13.56	0.07	•	1.23	1.30	0.08	0.45	—	0.53	—	14.33	10.00	1.42	1.36	1.36	0.51	8,698	183
12-31-23	11.56	0.04	•	1.97	2.01	0.01	—	—	0.01	—	13.56	17.37	1.45	1.36	1.36	0.36	8,712	193
12-31-22	19.74	(0.01	)•	(3.40)	(3.41)	—	4.77	—	4.77	—	11.56	(17.04)	1.46	1.38	1.38	(0.05)	7,493	209
12-31-21	17.36	(0.10	)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)		1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
Class I
06-30-25+	16.03	0.07	•	(0.47)	(0.40)	0.17	2.18	—	2.35	—	13.28	(1.83)	0.91	0.86	0.86	0.98	177,654	65
12-31-24	15.09	0.15	•	1.38	1.53	0.14	0.45	—	0.59	—	16.03	10.56	0.92	0.86	0.86	1.01	215,963	183
12-31-23	12.85	0.11	•	2.19	2.30	0.06	—	—	0.06	—	15.09	18.00	0.95	0.86	0.86	0.84	225,540	193
12-31-22	21.22	0.06	•	(3.66)	(3.60)	—	4.77	—	4.77	—	12.85	(16.68)	0.96	0.88	0.88	0.42	226,999	209
12-31-21	18.59	(0.01	)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05		1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
Class R6
06-30-25+	16.06	0.08	•	(0.49)	(0.41)	0.18	2.18	—	2.36	—	13.29	(1.87)	0.80	0.80	0.80	1.07	7,712	65
12-31-24	15.11	0.17	•	1.38	1.55	0.15	0.45	—	0.60	—	16.06	10.69	0.79	0.79	0.79	1.10	7,892	183
12-31-23	12.87	0.12	•	2.19	2.31	0.07	—	—	0.07	—	15.11	18.05	0.80	0.80	0.80	0.92	5,042	193
12-31-22	21.23	0.07	•	(3.66)	(3.59)	—	4.77	—	4.77	—	12.87	(16.62)	0.83	0.83	0.83	0.45	8,465	209
12-31-21	18.60	0.00	*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	0.00 *	14,790	129
12-31-20	17.04	0.03		1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
Class S
06-30-25+	15.23	0.05	•	(0.47)	(0.42)	0.11	2.18	—	2.29	—	12.52	(2.06)	1.16	1.11	1.11	0.70	40,461	65
12-31-24	14.36	0.11	•	1.31	1.42	0.10	0.45	—	0.55	—	15.23	10.34	1.17	1.11	1.11	0.76	58,884	183
12-31-23	12.23	0.08	•	2.08	2.16	0.03	—	—	0.03	—	14.36	17.68	1.20	1.11	1.11	0.60	64,320	193
12-31-22	20.51	0.03	•	(3.54)	(3.51)	—	4.77	—	4.77	—	12.23	(16.86)	1.21	1.13	1.13	0.18	59,003	209
12-31-21	17.99	(0.06	)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	0.00	*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited)

NOTE 1 — ORGANIZATION

As further detailed below, the Voya Variable Product Funds are series of Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).

Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has seventeen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition.  Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2025, the maximum amount of loss that Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $2,151,173 which represent the gross payments to be received by the Portfolio on OTC forward premium swaptions, open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2025. At June 30, 2025, Intermediate Bond received $1,590,000 in cash collateral from certain counterparties.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2025, Intermediate Bond had a liability position of $1,947,128 on OTC forward premium swaptions, open forward foreign currency contracts and written options. If a contingent feature would have been triggered as of June 30, 2025, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2025, Intermediate Bond pledged $610,000 in cash collateral to certain counterparties for open OTC derivatives.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2025, Intermediate Bond had average contract amounts of $505,057 and $13,282,066, respectively, on forward foreign currency contracts purchased and sold.

Intermediate Bond entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open forward foreign currency contracts at June 30, 2025.

Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2025, Intermediate Bond has purchased and sold futures contracts on various bonds and notes as part of its duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2025, Intermediate Bond had average notional values of $204,621,151 and $149,546,867, respectively, on futures contracts purchased and sold. Please refer to the tables within the respective Portfolio of Investments for Intermediate Bond for open futures contracts at June 30, 2025.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

During the period ended June 30, 2025, Intermediate Bond had purchased forward premium swaptions with an average notional value of $100,283,124 to manage its duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had written forward premium swaptions with an average notional value of $109,773,073 to generate income. Please

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

refer to the tables within the Portfolio of Investments for open written forward premium swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had purchased interest swaptions to manage its duration strategy. Intermediate Bond had average notional values of $11,649,959 on purchased interest swaptions. Please refer to the tables within the Portfolio of Investments for open purchased interest rate swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had written interest swaptions to generate income. Intermediate Bond had average notional values of $18,112,480 on written interest swaptions. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at June 30, 2025.

During the period ended June 30, 2025, Intermediate Bond had written credit default swaptions to generate income. Intermediate Bond had average notional values of $22,653,400 on written credit default swaptions. Please refer to the tables within the Portfolio of Investments for open written credit default swaptions at June 30, 2025.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Small Company declares and pays dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2025

K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) (“Rule144A”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are legally restricted as to resale (such as those issued in private placements), including securities governed by Rule 144A and Regulation S under the 1933 Act, and securities that are offered in reliance on Section 4(a)(2) of the 1933 Act are referred to as “restricted securities.” Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Due to the absence of a public trading market, restricted securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2025, there was no collateral pledged or received for open when-issued or delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the period ended June 30, 2025, Intermediate Bond bought and sold credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Intermediate Bond used CDX swaps to hedge or gain additional exposure to credit risk associated with various sectors within the credit market.

For the period ended June 30, 2025, Intermediate Bond had an average notional amount of $65,323,333 and $18,351,000 respectively, on credit default swaps to buy and sell protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2025. There were no open credit default swaps to sell protection at June 30, 2025.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2025, Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2025, Intermediate Bond had average notional amount of $4,368,035 on Long interest rate swaps.

For the period ended June 30, 2025, Intermediate Bond has entered into interest rate swaps in which it pays a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2025, Intermediate Bond had average notional amounts of $88,781,636 on Short interest rate swaps.

Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2025.

At June 30, 2025, Intermediate Bond had pledged $3,066,000 in cash collateral for open centrally cleared swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2025, Intermediate Bond did not enter into any volatility swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2025, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Global High Dividend Low Volatility	$189,006,875	$214,234,635
Growth and Income	996,820,856	1,038,788,671
Intermediate Bond	159,124,182	201,117,938
Small Company	158,375,990	210,605,828

U.S. government securities not included above were as follows:

	Purchases	Sales
Intermediate Bond	$404,897,665	$349,826,495

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Global High Dividend Low Volatility	0.56% on the first $500 million;
0.53% on the next $500 million;
0.51% thereafter
Government Money Market	0.35%
Growth and Income	0.600% on the first $5 billion;
0.550% on the next $5 billion;
0.525% thereafter
Intermediate Bond	0.50% on first $4 billion;
0.48% on next $3 billion;
0.46% thereafter
Small Company	0.75%

For Government Money Market, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV, Class S, and Class S2 shares of the respective Portfolios are subject to a shareholder service and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.

Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2026. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2025, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2025, Government Money Markets did not have any amounts of waived and/ or reimbursed fees that are subject to possible recoupment by the Investment Adviser.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2025, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	9.23%
	Growth and Income	5.48
	Intermediate Bond	24.88
Voya Retirement Insurance and Annuity Company	Government Money Market	87.73
	Growth and Income	71.54
	Intermediate Bond	60.09
	Small Company	74.28

The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/ trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’

deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2025, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Global High Dividend Low Volatility	$138,230
Government Money Market	320,478
Growth and Income	475,160
Intermediate Bond	540,016
Small Company	138,106

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class R6	Class S	Class S2
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%
Growth and Income	1.27%	0.67%	N/A	0.92%	1.07%
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%
Small Company	1.36%	0.86%	0.86%	1.11%	N/A

Pursuant to a side letter agreement through May 1, 2026, the Investment Adviser has further lowered the expense limits to the levels listed below for Global High Dividend Low Volatility. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for Government Money Market, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2025, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:

	June 30,
	2026	2027	2028	Total
Growth and Income	$75,441	$—	$—	$75,441
Intermediate Bond	569,909	36,441	378,577	984,927

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2025, are as follows:

	June 30,
	2026	2027	2028	Total
Growth and Income
Class ADV	$5,503	$2,896	$—	$8,399
Class I	114,676	66,738	—	181,414
Class S	2,420	924	—	3,344
Class S2	25	16	—	41
Intermediate Bond
Class ADV	$45,332	$110,963	$171,060	$327,355
Class I	162,124	401,380	623,121	1,186,625
Class S	329,975	806,789	259,885	1,396,649
Class S2	1,737	4,558	7,595	13,890
Small Company
Class ADV	$5,965	$5,868	$4,205	$16,038
Class I	187,758	150,725	96,640	435,123
Class S	46,929	42,581	24,975	114,485

The Expense Limitation Agreements are contractual through May 1, 2026 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2025, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of

$400,000,000 through June 9, 2026. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2025, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 9, 2025.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2025:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Global High Dividend Low Volatility	2	$3,122,000	5.33%
Growth and Income	4	2,992,750	5.33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Global High Dividend Low Volatility
Class ADV
6/30/2025	85,171	—	75,743	(78,090)	—	82,824	1,042,729	—	896,857	(957,071)	—	982,515
12/31/2024	232,407	—	61,970	(186,038)	—	108,339	2,642,472	—	702,630	(2,170,911)	—	1,174,191
Class I
6/30/2025	183,827	—	772,352	(505,225)	—	450,954	2,248,630	—	9,138,296	(6,129,796)	—	5,257,130
12/31/2024	206,073	—	685,757	(1,302,840)	—	(411,010)	2,388,367	—	7,775,423	(15,156,505)	—	(4,992,715)
Class S
6/30/2025	364,497	—	1,906,365	(2,642,357)	—	(371,495)	4,456,302	—	22,679,154	(32,374,825)	—	(5,239,369)
12/31/2024	331,203	—	1,782,669	(5,914,590)	—	(3,800,718)	3,775,068	—	20,314,859	(68,793,849)	—	(44,703,922)
Class S2
6/30/2025	90	—	865	(860)	—	95	1,076	—	10,114	(10,268)	—	922
12/31/2024	176	—	1,202	(9,831)	—	(8,453)	1,984	—	13,458	(116,306)	—	(100,864)
Class T(1)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	2,831	—	520	(206,600)	—	(203,249)	32,865	—	6,126	(2,342,877)	—	(2,303,886)
Government Money Market
Class I
6/30/2025	153,279,316	—	17,438,724	(72,778,924)	—	97,939,116	153,279,315	—	17,438,724	(72,778,924)	—	97,939,115
12/31/2024	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056	192,650,111	—	39,871,963	(197,231,018)	—	35,291,056
Class S(2)
6/30/2025	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2024	—	—	—	(1,374,869)	—	(1,374,869)	—	—	—	(1,374,869)	—	(1,374,869)
Growth and Income
Class ADV
6/30/2025	33,502	—	71,773	(334,466)	—	(229,191)	650,640	—	1,352,194	(6,516,355)	—	(4,513,521)
12/31/2024	121,095	—	625,208	(663,588)	—	82,715	2,445,633	—	12,702,776	(13,983,639)	—	1,164,770
Class I
6/30/2025	5,736,057	—	1,702,925	(7,347,428)	—	91,554	121,010,030	—	33,871,180	(151,769,812)	—	3,111,398
12/31/2024	12,976,830	—	14,619,310	(15,063,445)	—	12,532,695	278,871,315	—	312,560,858	(329,330,078)	—	262,102,095
Class S
6/30/2025	246,411	—	24,478	(335,981)	—	(65,092)	4,829,793	—	462,636	(6,820,152)	—	(1,527,723)
12/31/2024	266,549	—	222,385	(442,346)	—	46,588	5,686,342	—	4,527,241	(9,285,341)	—	928,242
Class S2
6/30/2025	1,994	—	656	(105)	—	2,545	37,706	—	11,867	(2,071)	—	47,502
12/31/2024	1,402	—	5,121	(149)	—	6,374	27,833	—	99,988	(2,992)	—	124,829
Intermediate Bond
Class ADV
6/30/2025	354,159	—	343,666	(1,054,524)	—	(356,699)	3,792,348	—	3,700,833	(11,278,131)	—	(3,784,950)
12/31/2024	540,054	—	720,148	(2,132,849)	—	(872,647)	5,799,273	—	7,732,052	(22,881,389)	—	(9,350,064)
Class I
6/30/2025	2,001,353	—	1,403,783	(3,586,565)	—	(181,429)	21,691,985	—	15,283,622	(38,792,818)	—	(1,817,211)
12/31/2024	3,866,247	—	2,853,655	(10,537,400)	—	(3,817,498)	42,032,984	—	30,973,661	(114,261,510)	—	(41,254,865)
Class S
6/30/2025	286,734	—	120,229	(660,397)	—	(253,434)	3,087,704	—	1,300,873	(7,096,257)	—	(2,707,680)
12/31/2024	7,643,461	—	3,806,311	(134,729,103)	—	(123,279,331)	82,066,385	—	40,889,923	(1,495,177,628)	—	(1,372,221,320)
Class S2
6/30/2025	109,773	—	15,631	(179,231)	—	(53,827)	1,175,867	—	168,357	(1,929,347)	—	(585,123)
12/31/2024	183,902	—	31,375	(186,564)	—	28,713	1,985,024	—	336,876	(2,009,845)	—	312,055
Small Company
Class ADV
6/30/2025	43,628	—	125,359	(37,136)	—	131,851	605,024	—	1,396,502	(497,225)	—	1,504,301
12/31/2024	47,530	—	26,561	(109,939)	—	(35,848)	633,203	—	345,295	(1,506,032)	—	(527,534)
Class I
6/30/2025	27,432	—	2,107,828	(2,221,461)	—	(86,201)	419,611	—	26,769,416	(35,938,391)	—	(8,749,364)
12/31/2024	172,044	—	573,119	(2,226,596)	—	(1,481,433)	2,648,079	—	8,310,232	(34,274,526)	—	(23,316,215)
Class R6
6/30/2025	55,786	—	92,957	(59,880)	—	88,863	763,966	—	1,181,485	(904,368)	—	1,041,083
12/31/2024	276,765	—	21,518	(140,658)	—	157,625	4,085,673	—	312,443	(2,219,178)	—	2,178,938
Class S
6/30/2025	63,118	—	538,697	(1,237,774)	—	(635,959)	906,509	—	6,453,592	(18,800,453)	—	(11,440,352)
12/31/2024	194,821	—	170,617	(978,278)	—	(612,840)	2,805,764	—	2,352,815	(14,121,899)	—	(8,963,320)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

(1)	Class T was fully redeemed on close of business May 1, 2024.
(2)	Class S was fully redeemed on close of business May 1, 2024.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2025:

Global High Dividend Low Volatility

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$208,369	$(208,369)	$—
HSBC Bank PLC	2,345,315	(2,345,315)	—
JP Morgan Securities Plc.	739,654	(739,654)	—
Mizuho Securities USA LLC.	3,733,897	(3,733,897)	—
UBS AG	3,705,849	(3,705,849)	—
Total	$10,733,084	$(10,733,084)	$—

(1)	Cash collateral with a fair value of $11,328,638 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Growth and Income

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$17,029,950	$(17,029,950)	$—
TD Prime Services LLC	3,374,503	(3,374,503)	—
Total	$20,404,453	$(20,404,453)	$—

(1)	Cash collateral with a fair value of $20,822,398 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$203,699	$(203,699)	$—
BofA Securities Inc	429,784	(429,784)	—
Canadian Imperial Bank of Commerce	472,227	(472,227)	—
Citigroup Global Markets Inc.	380,456	(380,456)	—
Goldman, Sachs & Co. LLC	8,869	(8,869)	—
J.P. Morgan Securities LLC	1,342,696	(1,342,696)	—
Jefferies LLC	174,997	(174,997)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
National Bank Financial Inc	$1,604,411	$(1,604,411)	$—
NatWest Markets Securities Inc.	335,859	(335,859)	—
TD Securities Inc	845,652	(845,652)	—
Total	$5,798,650	$(5,798,650)	$—

(1)	Cash collateral with a fair value of $5,985,550 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,905,244	$(1,905,244)	$—
BMO Capital Markets Corp	414	(414)	—
BNP Paribas Prime Brokerage Intl Ltd	280,878	(280,878)	—
BNP Paribas Securities Corp.	1,112,476	(1,112,476)	—
BofA Securities Inc	166,640	(166,640)	—
Citigroup Global Markets Inc.	7,494	(7,494)	—
Goldman, Sachs & Co. LLC	92,728	(92,728)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$36,387	$(36,387)	$—
J.P. Morgan Securities LLC	208,309	(208,309)	—
Janney Montgomery Scott LLC	197,455	(197,455)	—
Jefferies LLC	65,486	(65,486)	—
Morgan Stanley & Co. LLC	412,753	(412,753)	—
National Financial Services LLC	372,165	(372,165)	—
Natixis Securities America LLC	59,341	(59,341)	—
Scotia Capital (USA) INC	8,302	(8,302)	—
State Street Bank and Trust Company	618,543	(618,543)	—
TD Prime Services LLC	1,019,724	(1,019,724)	—
UBS AG	1,962,781	(1,962,781)	—
Wells Fargo Securities LLC	166,837	(166,837)	—
Total	$8,693,957	$(8,693,957)	$—

(1)	Cash collateral with a fair value of $8,961,648 has been pledged by the counterparty and received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Global High Dividend Low
Volatility	$15,234,189	$13,578,307	$13,652,061	$17,125,548
Government Money Market	39,872,512	—	29,047,186	—
Growth and Income	44,698,285	285,396,830	81,111,926	110,458,275
Intermediate Bond	81,348,892	—	92,040,500	—
Small Company	11,320,785	—	1,166,900	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2024, were:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Global High Dividend Low Volatility	$6,530,171	$23,413,348	$45,009,586	$—	—	$74,953,105
Government Money Market	7,832	—	—	—	—	7,832
Growth and Income	30,404,399	5,322,088	526,203,762	—	—	561,930,249
Intermediate Bond	5,726,253	—	(52,751,394)	(52,163,390)	Short term	(427,424,969)
				(328,236,438)	Long term
				$(380,399,828)
Small Company	35,823,092	—	(7,680,863)	—	—	28,142,229

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2025, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, trade disputes, tariffs and other restrictions on trade or economic sanctions, rapid technological developments (such as artificial intelligence technologies), and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. Furthermore, a prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, such as the Houthi movement’s attacks on marine vessels in the Red Sea, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the oil and natural gas markets. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 13 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic

NOTES TO FINANCIAL STATEMENTS as of June 30, 2025 (Unaudited) (continued)

NOTE 13 — SEGMENT REPORTING (continued)

280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not affect a Portfolios’ financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. Each Portfolio has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of a Portfolio holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and portfolio composition to make resource allocation decisions. Detailed financial information regarding each Portfolio is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about each Portfolios’ performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2025, the following Portfolios paid dividends and distributions of:

	PER SHARE AMOUNTS
	Net Investment Income	Short-term Capital Gains	Long-term Capital Gains	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0873	$-	$-	July 2, 2025	June 30, 2025
Class I	$0.0945	$-	$-	July 2, 2025	June 30, 2025
Class S	$0.1020	$-	$-	July 2, 2025	June 30, 2025
Class S2	$0.0902	$-	$-	July 2, 2025	June 30, 2025
Government Money Market
Class I	$-	$0.0001	$-	July 31, 2025	July 30, 2025
Class I	$0.0034	$-	$-	August 1, 2025	Daily
Intermediate Bond
Class ADV	$0.0388	$-	$-	August 1, 2025	Daily
Class I	$0.0439	$-	$-	August 1, 2025	Daily
Class S	$0.0413	$-	$-	August 1, 2025	Daily
Class S2	$0.0397	$-	$-	August 1, 2025	Daily

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Australia: 1.3%
10,915	ASX Ltd.	$501,167	0.1
3,159	Cochlear Ltd.	624,775	0.1
480,663	Medibank Pvt Ltd.	1,596,234	0.3
318,128	Scentre Group	747,193	0.2
900,387	Telstra Group Ltd.	2,870,995	0.6
		6,340,364	1.3
	Canada: 4.0%
10,267	Bank of Montreal	1,137,796	0.2
68,545 (1)	Bank of Nova Scotia	3,790,298	0.8
27,561	Canadian Natural Resources Ltd.	866,246	0.2
11,106	Canadian Tire Corp. Ltd. - Class A	1,511,982	0.3
18,552	CCL Industries, Inc. - Class B	1,081,854	0.2
129,186	Cenovus Energy, Inc.	1,757,897	0.4
4,755	iA Financial Corp., Inc.	521,295	0.1
74,895	Keyera Corp.	2,449,659	0.5
63,580	Suncor Energy, Inc.	2,381,653	0.5
13,195	Thomson Reuters Corp.	2,653,438	0.5
31,771	TMX Group Ltd.	1,346,666	0.3
		19,498,784	4.0
	Denmark: 0.6%
77,554	Danske Bank A/S	3,167,601	0.6

	Finland: 0.2%
179,082	Nokia Oyj	929,193	0.2

	France: 3.0%
52,011	AXA SA	2,554,010	0.5
36,871	BNP Paribas SA	3,307,401	0.7
54,951	Carrefour SA	775,154	0.2
8,817	Danone SA	721,439	0.1
11,198	Eiffage SA	1,573,472	0.3
100,990	Engie SA	2,373,555	0.5
4,488	Ipsen SA	534,602	0.1
202,330	Orange SA	3,081,128	0.6
		14,920,761	3.0
	Germany: 1.2%
39,667	Deutsche Telekom AG, Reg	1,451,959	0.3
36,008	Fresenius SE & Co. KGaA	1,812,028	0.4
11,039 (2)	Scout24 SE	1,523,926	0.3
9,674	Symrise AG	1,014,461	0.2
		5,802,374	1.2
	Hong Kong: 1.1%
767,000	HKT Trust & HKT Ltd. - Stapled Security	1,146,720	0.2
23,300	Jardine Matheson Holdings Ltd.	1,120,031	0.2
189,900	Link REIT	1,017,198	0.2
104,500	Power Assets Holdings Ltd.	671,890	0.1
83,500	Swire Pacific Ltd. - Class A	715,771	0.2
957,500 (2)	WH Group Ltd.	922,831	0.2
		5,594,441	1.1
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Israel: 0.3%
75,760	Bank Leumi Le-Israel BM	$1,409,556	0.3

	Italy: 1.8%
706,733	Intesa Sanpaolo SpA	4,071,083	0.8
87,647 (1)(2)	Poste Italiane SpA	1,883,177	0.4
43,850	UniCredit SpA	2,941,615	0.6
		8,895,875	1.8
	Japan: 4.7%
151,500	Asahi Kasei Corp.	1,078,493	0.2
127,500	Central Japan Railway Co.	2,850,210	0.6
192,700	Dai-ichi Life Holdings, Inc.	1,465,022	0.3
14,100	Daito Trust Construction Co. Ltd.	1,535,750	0.3
63,100	Daiwa House Industry Co. Ltd.	2,168,293	0.4
143,700 (1)	Japan Airlines Co. Ltd.	2,930,892	0.6
56,200	Japan Post Holdings Co. Ltd.	520,537	0.1
26,600	Japan Tobacco, Inc.	783,621	0.2
185,900 (1)	Kirin Holdings Co. Ltd.	2,605,134	0.5
290,700	Mitsubishi Chemical Group Corp.	1,527,926	0.3
25,900	MS&AD Insurance Group Holdings, Inc.	579,010	0.1
46,500	Ono Pharmaceutical Co. Ltd.	503,957	0.1
73,100	Secom Co. Ltd.	2,626,112	0.5
599,700	Z Holdings Corp.	2,208,458	0.5
		23,383,415	4.7
	Netherlands: 1.6%
7,423	ASR Nederland NV	493,227	0.1
622,423	Koninklijke KPN NV	3,036,307	0.6
45,641	NN Group NV	3,036,920	0.6
8,933	Wolters Kluwer NV	1,493,942	0.3
		8,060,396	1.6
	New Zealand: 0.1%
25,058	Fisher & Paykel Healthcare Corp. Ltd.	550,394	0.1

	Norway: 1.0%
121,988	DNB Bank ASA	3,373,527	0.7
75,459	Mowi ASA	1,457,371	0.3
		4,830,898	1.0
	Puerto Rico: 0.4%
16,642	Popular, Inc.	1,834,115	0.4

	Singapore: 0.4%
16,500	DBS Group Holdings Ltd.	582,484	0.1
119,700	Singapore Exchange Ltd.	1,401,595	0.3
		1,984,079	0.4
	Spain: 1.4%
17,778	ACS Actividades de Construccion y Servicios SA	1,235,710	0.2
88,462 (2)	Aena SME SA	2,361,392	0.5
9,318	Amadeus IT Group SA	787,215	0.2
156,458 (1)	Repsol SA	2,288,424	0.5
		6,672,741	1.4

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden: 0.3%
23,820	Swedbank AB - Class A	$630,904	0.1
91,210	Telefonaktiebolaget LM Ericsson - Class B	779,419	0.2
		1,410,323	0.3
	Switzerland: 1.3%
8,255	ABB Ltd., Reg	494,712	0.1
4,620	DSM-Firmenich AG	491,501	0.1
13,589	SGS SA	1,379,768	0.3
5,773	Zurich Insurance Group AG	4,039,502	0.8
		6,405,483	1.3
	United Kingdom: 4.6%
16,642	Admiral Group PLC	747,333	0.2
65,667 (2)	Auto Trader Group PLC	743,795	0.2
102,604	BAE Systems PLC	2,662,862	0.5
137,583	Barclays PLC	635,738	0.1
87,331	British American Tobacco PLC	4,152,259	0.8
328,000	CK Hutchison Holdings Ltd.	2,019,719	0.4
81,104	HSBC Holdings PLC	981,047	0.2
64,702	Imperial Brands PLC	2,556,379	0.5
277,800	NatWest Group PLC	1,950,971	0.4
120,753	Pearson PLC	1,778,808	0.4
144,889	Sage Group PLC	2,488,143	0.5
36,580	Smith & Nephew PLC	560,193	0.1
50,746	Smiths Group PLC	1,565,223	0.3
		22,842,470	4.6
	United States: 68.3%
36,037	AbbVie, Inc.	6,689,188	1.4
216,608	ADT, Inc.	1,834,670	0.4
15,375	AECOM	1,735,223	0.4
9,419	Allstate Corp.	1,896,139	0.4
10,436	Alphabet, Inc. - Class A	1,839,136	0.4
66,750	Altria Group, Inc.	3,913,553	0.8
183,884	Amcor PLC	1,689,894	0.3
16,746	Amdocs Ltd.	1,527,905	0.3
3,300	Ameriprise Financial, Inc.	1,761,309	0.4
10,889	AmerisourceBergen Corp.	3,265,067	0.7
12,932	AMETEK, Inc.	2,340,175	0.5
17,243	AptarGroup, Inc.	2,697,322	0.5
12,151	Assurant, Inc.	2,399,701	0.5
185,477	AT&T, Inc.	5,367,704	1.1
10,806	Automatic Data Processing, Inc.	3,332,570	0.7
51,409	Avnet, Inc.	2,728,790	0.6
26,433	Axis Capital Holdings Ltd.	2,744,274	0.6
30,999	Baker Hughes Co.	1,188,502	0.2
24,500	Bank of New York Mellon Corp.	2,232,195	0.5
29,059	Black Hills Corp.	1,630,210	0.3
82,137	Bristol-Myers Squibb Co.	3,802,122	0.8
85,211	Brixmor Property Group, Inc.	2,218,894	0.5
8,237	Brown & Brown, Inc.	913,236	0.2
20,202	Cardinal Health, Inc.	3,393,936	0.7
14,474	Cboe Global Markets, Inc.	3,375,482	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
10,990	Church & Dwight Co., Inc.	$1,056,249	0.2
11,301	Cigna Group	3,735,885	0.8
9,144	Cintas Corp.	2,037,923	0.4
97,562	Cisco Systems, Inc.	6,768,852	1.4
36,452	Citigroup, Inc.	3,102,794	0.6
14,195	CME Group, Inc.	3,912,426	0.8
27,120	CNA Financial Corp.	1,261,894	0.3
36,524	Cognizant Technology Solutions Corp. - Class A	2,849,968	0.6
37,996	Colgate-Palmolive Co.	3,453,836	0.7
54,939	Conagra Brands, Inc.	1,124,601	0.2
32,059	ConocoPhillips	2,876,975	0.6
18,149	COPT Defense Properties	500,549	0.1
59,521	Coterra Energy, Inc.	1,510,643	0.3
25,854	CSX Corp.	843,616	0.2
7,941	Digital Realty Trust, Inc.	1,384,355	0.3
27,448	DT Midstream, Inc.	3,016,810	0.6
31,929	Duke Energy Corp.	3,767,622	0.8
7,346	DuPont de Nemours, Inc.	503,862	0.1
15,757	Eastman Chemical Co.	1,176,418	0.2
45,648	Edison International	2,355,437	0.5
9,198	Elevance Health, Inc.	3,577,654	0.7
7,186	Emerson Electric Co.	958,109	0.2
11,202	Entergy Corp.	931,110	0.2
11,243	EOG Resources, Inc.	1,344,775	0.3
27,333	Equitable Holdings, Inc.	1,533,381	0.3
6,767	Equity Residential	456,705	0.1
41,618	Essent Group Ltd.	2,527,461	0.5
4,525	Essex Property Trust, Inc.	1,282,385	0.3
22,650	Evergy, Inc.	1,561,265	0.3
71,024	Exelon Corp.	3,083,862	0.6
14,157	First Industrial Realty Trust, Inc.	681,376	0.1
19,082	Fortive Corp.	994,745	0.2
60,114	Gaming and Leisure Properties, Inc.	2,806,122	0.6
21,874	General Motors Co.	1,076,420	0.2
59,925	Genpact Ltd.	2,637,299	0.5
29,381	Gilead Sciences, Inc.	3,257,471	0.7
12,576	Globe Life, Inc.	1,563,071	0.3
48,013	H&R Block, Inc.	2,635,434	0.5
22,411	Hancock Whitney Corp.	1,286,391	0.3
15,003	Hanover Insurance Group, Inc.	2,548,560	0.5
27,000	Hartford Financial Services Group, Inc.	3,425,490	0.7
28,011	Healthpeak Properties, Inc.	490,473	0.1
34,330	Hewlett Packard Enterprise Co.	702,048	0.1
8,897	Hexcel Corp.	502,592	0.1
1,935	Humana, Inc.	473,069	0.1
17,487	Ingredion, Inc.	2,371,587	0.5
18,231	Iridium Communications, Inc.	550,029	0.1
7,790	Jack Henry & Associates, Inc.	1,403,524	0.3
49,774	Johnson & Johnson	7,602,979	1.5
2,255	JPMorgan Chase & Co.	653,747	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
7,527	Kemper Corp.	$485,793	0.1
14,157	Keurig Dr Pepper, Inc.	468,030	0.1
22,827	Kimberly-Clark Corp.	2,942,857	0.6
119,925	Kinder Morgan, Inc.	3,525,795	0.7
4,180	Leidos Holdings, Inc.	659,437	0.1
6,901	Lockheed Martin Corp.	3,196,129	0.6
34,205	Loews Corp.	3,135,230	0.6
17,599	Marsh & McLennan Cos., Inc.	3,847,845	0.8
3,654	McKesson Corp.	2,677,578	0.5
45,791	Medtronic PLC	3,991,601	0.8
44,898	Merck & Co., Inc.	3,554,126	0.7
15,147	Meta Platforms, Inc. - Class A	11,179,849	2.3
34,991	MetLife, Inc.	2,813,976	0.6
106,535	MGIC Investment Corp.	2,965,934	0.6
5,678	Microsoft Corp.	2,824,294	0.6
6,224	Motorola Solutions, Inc.	2,616,943	0.5
30,176	National Fuel Gas Co.	2,556,209	0.5
62,755	National Retail Properties, Inc.	2,709,761	0.6
26,046	NetApp, Inc.	2,775,201	0.6
30,340	New York Times Co. - Class A	1,698,433	0.3
72,925	NiSource, Inc.	2,941,795	0.6
38,794	NorthWestern Corp.	1,990,132	0.4
59,502	OGE Energy Corp.	2,640,699	0.5
69,265	Old Republic International Corp.	2,662,547	0.5
6,121	ONE Gas, Inc.	439,855	0.1
35,118	ONEOK, Inc.	2,866,682	0.6
10,186	Paycom Software, Inc.	2,357,040	0.5
38,416	PepsiCo, Inc.	5,072,449	1.0
188,293	Pfizer, Inc.	4,564,222	0.9
26,394	PG&E Corp.	367,932	0.1
13,689	Philip Morris International, Inc.	2,493,178	0.5
47,382	Procter & Gamble Co.	7,548,900	1.5
8,988	Prosperity Bancshares, Inc.	631,317	0.1
13,786	Qualcomm, Inc.	2,195,558	0.4
6,361 (3)	Ralliant Corp.	308,429	0.1
1,705	Ralph Lauren Corp.	467,647	0.1
38,214	Raytheon Technologies Corp.	5,580,008	1.1
11,458	Regency Centers Corp.	816,153	0.2
13,045	Republic Services, Inc.	3,217,027	0.7
148,133	Rithm Capital Corp.	1,672,422	0.3
10,974	Roche Holding AG	3,582,132	0.7
4,804	Royal Gold, Inc.	854,343	0.2
10,590	RPM International, Inc.	1,163,206	0.2
25,769	Sabra Health Care REIT, Inc.	475,180	0.1
13,121	Simon Property Group, Inc.	2,109,332	0.4
20,306	Smithfield Foods, Inc.	477,800	0.1
8,723	Snap-on, Inc.	2,714,423	0.6
37,082	SS&C Technologies Holdings, Inc.	3,070,390	0.6
30,699	Synchrony Financial	2,048,851	0.4
Shares	RA	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
20,496	TJX Cos., Inc.	$2,531,051	0.5
6,494	Tradeweb Markets, Inc. - Class A	950,722	0.2
55,346	Travel + Leisure Co.	2,856,407	0.6
33,199	Unum Group	2,681,151	0.5
53,228	US Bancorp	2,408,567	0.5
10,097	VeriSign, Inc.	2,916,014	0.6
118,422	Verizon Communications, Inc.	5,124,120	1.0
323,119	Viatris, Inc.	2,885,453	0.6
8,184	Visa, Inc. - Class A	2,905,729	0.6
10,322	Waste Management, Inc.	2,361,880	0.5
2,701	Watts Water Technologies, Inc. - Class A	664,149	0.1
76,201	Wells Fargo & Co.	6,105,224	1.2
114,901	Wendy’s Co.	1,312,169	0.3
60,660	Williams Cos., Inc.	3,810,055	0.8
		336,144,407	68.3
	Total Common Stock (Cost $409,234,698)	480,677,670	97.6

EXCHANGE-TRADED FUNDS: 1.5%
33,861	iShares MSCI EAFE Value ETF	2,149,496	0.4
27,022	iShares Russell 1000 Value ETF	5,248,483	1.1
		7,397,979	1.5
	Total Exchange-Traded Funds (Cost $7,361,692)	7,397,979	1.5

PREFERRED STOCK: 0.4%
	Germany: 0.4%
12,203	Henkel AG & Co. KGaA	958,959	0.2
8,751	Volkswagen AG	925,101	0.2
		1,884,060	0.4
	Total Preferred Stock (Cost $1,894,290)	1,884,060	0.4
	Total Long-Term Investments (Cost $418,490,680)	489,959,709	99.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.5%
	Time Deposits: 0.2%
270,000 (4)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	270,000	0.1
260,000 (4)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	260,000	0.0
270,000 (4)	Mizuho Bank Ltd., 4.330%, 07/01/2025	270,000	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
270,000 (4)	Royal Bank of Canada, 4.330%, 07/01/2025	$270,000	0.0
	Total Time Deposits (Cost $1,070,000)	1,070,000	0.2

	Repurchase Agreements: 2.1%
383,358 (4)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $383,404, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $391,025, due 07/10/25-05/15/42)	383,358	0.1
2,707,313 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,707,639, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $2,761,459, due 06/01/30-02/01/57)	2,707,313	0.6
2,707,313 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,707,639, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $2,761,459, due 08/15/34-06/01/55)	2,707,313	0.5
1,888,707 (4)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,888,934, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,926,481, due 03/01/34-05/01/55)	1,888,707	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,571,947 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,572,263, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,615,653, due 07/15/26-02/15/54)	$2,571,947	0.5
	Total Repurchase Agreements (Cost $10,258,638)	10,258,638	2.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,049,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $1,049,000)	$1,049,000	0.2
	Total Short-Term Investments (Cost $12,377,638)	12,377,638	2.5
	Total Investments in Securities (Cost $430,868,318)	$502,337,347	102.0
	Liabilities in Excess of Other Assets	(9,904,082)	(2.0)
	Net Assets	$492,433,265	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Non-income producing security.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Financials	25.3%
Industrials	13.6
Health Care	12.5
Consumer Staples	9.3
Communication Services	8.5
Information Technology	6.6
Energy	6.1
Utilities	5.5
Real Estate	4.3
Consumer Discretionary	3.6
Materials	2.7
Exchange-Traded Funds	1.5
Short-Term Investments	2.5
Liabilities in Excess of Other Assets	(2.0)
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$6,340,364	$—	$6,340,364
Canada	19,498,784	—	—	19,498,784
Denmark	—	3,167,601	—	3,167,601
Finland	—	929,193	—	929,193
France	—	14,920,761	—	14,920,761
Germany	—	5,802,374	—	5,802,374
Hong Kong	1,120,031	4,474,410	—	5,594,441
Israel	—	1,409,556	—	1,409,556
Italy	—	8,895,875	—	8,895,875
Japan	—	23,383,415	—	23,383,415
Netherlands	—	8,060,396	—	8,060,396
New Zealand	—	550,394	—	550,394
Norway	—	4,830,898	—	4,830,898
Puerto Rico	1,834,115	—	—	1,834,115
Singapore	—	1,984,079	—	1,984,079
Spain	—	6,672,741	—	6,672,741
Sweden	—	1,410,323	—	1,410,323
Switzerland	—	6,405,483	—	6,405,483
United Kingdom	—	22,842,470	—	22,842,470
United States	332,562,275	3,582,132	—	336,144,407
Total Common Stock	355,015,205	125,662,465	—	480,677,670
Exchange-Traded Funds	7,397,979	—	—	7,397,979
Preferred Stock	—	1,884,060	—	1,884,060
Short-Term Investments	1,049,000	11,328,638	—	12,377,638
Total Investments, at fair value	$363,462,184	$138,875,163	$—	$502,337,347

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $431,863,028.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$81,342,135
Gross Unrealized Depreciation	(10,793,770)
Net Unrealized Appreciation	$70,548,365

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: 51.5%
17,500,000 (1)	United States Treasury Bill, 4.290%, 09/16/2025	$17,341,107	1.9
115,500,000 (1)	United States Treasury Bill, 4.300%, 09/11/2025	114,515,633	12.4
8,500,000 (1)	United States Treasury Bill, 4.310%, 10/21/2025	8,388,008	0.9
266,000,000 (1)	United States Treasury Bill, 4.320%, 08/07/2025	264,807,968	28.7
64,750,000 (1)	United States Treasury Bill, 4.400%, 08/26/2025	64,308,333	7.0
6,000,000 (2)	United States Treasury Floating Rate Notes, 4.406%, (USBMMY3M + 0.125%), 07/31/2025	5,999,997	0.6
		475,361,046	51.5
	Total U.S. Treasury Debt
	(Cost $475,361,046)	475,361,046	51.5

U.S. GOVERNMENT AGENCY DEBT: 17.2%
15,000,000 (2)	Federal Farm Credit Banks Funding Corp., 4.430%, (SOFRRATE + 0.040%), 04/10/2026	14,997,631	1.6
3,500,000 (2)	Federal Farm Credit Banks Funding Corp., 4.740%, (SOFRRATE + 0.350%), 11/25/2025	3,503,964	0.4
52,000,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.440%, (SOFRRATE + 0.050%), 01/28/2026	52,000,535	5.6
9,250,000 (2)	Federal Farm Credit Banks Funding Corp. 0001, 4.455%, (SOFRRATE + 0.065%), 09/05/2025	9,250,000	1.0
3,500,000 (2)	Federal Farm Credit Banks Funding Corp. 0002, 4.480%, (FEDL01 + 0.150%), 04/24/2026	3,502,347	0.4
9,000,000 (2)	Federal Home Loan Banks, 4.440%, (SOFRRATE + 0.050%), 08/21/2025	9,000,000	1.0
9,250,000 (2)	Federal Home Loan Banks, 4.455%, (SOFRRATE + 0.065%), 09/16/2025	9,250,000	1.0
1,000,000	Federal Home Loan Banks, 4.500%, 12/12/2025	1,000,795	0.1
5,000,000 (2)	Federal Home Loan Banks, 4.500%, (SOFRRATE + 0.110%), 04/10/2026	5,001,861	0.6
13,000,000 (2)	Federal Home Loan Banks 0001, 4.550%, (SOFRRATE + 0.160%), 10/20/2025	13,003,400	1.4
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
33,000,000 (2)	Federal Home Loan Banks 0002, 4.395%, (SOFRRATE + 0.005%), 07/11/2025	$32,999,985	3.6
5,000,000	Federal Home Loan Mortgage Corp., 0.465%, 09/30/2025	4,953,354	0.5
		158,463,872	17.2

	Total U.S. Government Agency Debt
	(Cost $158,463,872)	158,463,872	17.2

U.S. TREASURY REPURCHASE AGREEMENTS: 20.3%
187,133,000	Deutsche Bank, Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 $187,155,768 to be received upon repurchase (Collateralized by $287,469,360, various U.S. Treasuries, 0.000-2.875%, Market Value plus accrued interest $192,069,451 due 02/15/2036-5/15/2043)	187,133,000	20.3

	Total U.S. Treasury Repurchase Agreements
	(Cost $187,133,000)	187,133,000	20.3

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 8.0%
31,730,000 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, Fixed Income, 4.220%, 04/01/2022	$31,730,000	3.4
42,000,000 (3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), Fixed Income, 4.230%, 01/02/2025	42,000,000	4.6
		73,730,000	8.0

	Total Investment Companies
	(Cost $73,730,000)	73,730,000	8.0

	Total Investments in Securities
	(Cost $894,687,918)	$894,687,918	97.0
	Assets in Excess of
	Other Liabilities	27,877,525	3.0
	Net Assets	$922,565,443	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.

(3)	Rate shown is the 7-day yield as of June 30, 2025.

Reference Rate Abbreviations:

SOFRRATE      1-day Secured Overnight Financing Rate

USBMMY3M     U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

Voya Government Money Market Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Investment Companies	$73,730,000	$—	$—	$73,730,000
U.S. Government Agency Debt	—	158,463,872	—	158,463,872
U.S. Treasury Debt	—	475,361,046	—	475,361,046
U.S. Treasury Repurchase Agreements	—	187,133,000	—	187,133,000
Total Investments, at fair value	$73,730,000	$820,957,918	$—	$894,687,918

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2025:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$187,133,000	$(187,133,000)	$—
Totals	$187,133,000	$(187,133,000)	$—

(1)	Collateral with a fair value of $192,069,451 has been pledged by the counterparty and received in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2025, the aggregate cost of securities for U.S. federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Communication Services: 9.7%
1,609,436	AT&T, Inc.	$46,577,078	1.8
152,129	Meta Platforms, Inc. - Class A	112,284,894	4.5
614,183 (1)	Pinterest, Inc. - Class A	22,024,602	0.9
99,097 (1)	Take-Two Interactive Software, Inc.	24,065,706	1.0
3,313,232 (1)	Warner Bros Discovery, Inc.	37,969,639	1.5
		242,921,919	9.7

	Consumer Discretionary: 7.8%
535,045 (1)	Amazon.com, Inc.	117,383,523	4.7
5,768	Booking Holdings, Inc.	33,392,336	1.3
86,812	Lowe's Cos., Inc.	19,260,978	0.8
149,860	Tapestry, Inc.	13,159,207	0.5
83,081	Williams-Sonoma, Inc.	13,572,943	0.5
		196,768,987	7.8

	Consumer Staples: 5.3%
1,695,987	Albertsons Cos., Inc. - Class A	36,480,680	1.5
1,518,227	Kenvue, Inc.	31,776,491	1.3
342,564	McCormick & Co., Inc.	25,973,203	1.0
208,595	Philip Morris International, Inc.	37,991,407	1.5
		132,221,781	5.3

	Energy: 4.2%
358,197	Chesapeake Energy Corp.	41,887,557	1.7
244,236	Chevron Corp.	34,972,153	1.4
697,159	HF Sinclair Corp.	28,639,292	1.1
		105,499,002	4.2

	Financials: 14.0%
503,142	American International Group, Inc.	43,063,924	1.7
107,710	Arthur J Gallagher & Co.	34,480,125	1.4
828,083	Bank of America Corp.	39,184,887	1.6
371,069	Bank of New York Mellon Corp.	33,808,096	1.3
51,729	Goldman Sachs Group, Inc.	36,611,200	1.4
172,363	Intercontinental Exchange, Inc.	31,623,440	1.3
137,945	PNC Financial Services Group, Inc.	25,715,707	1.0
257,885	State Street Corp.	27,423,491	1.1
124,515	Visa, Inc. - Class A	44,209,051	1.8
449,342	Wells Fargo & Co.	36,001,281	1.4
		352,121,202	14.0

	Health Care: 10.2%
277,485	Abbott Laboratories	37,740,735	1.5
197,402	AbbVie, Inc.	36,641,759	1.5
439,333 (1)	Centene Corp.	23,846,995	0.9
114,288	Danaher Corp.	22,576,451	0.9
36,274	McKesson Corp.	26,580,862	1.0
Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
16,906 (1)	Mettler-Toledo International, Inc.	$19,859,816	0.8
1,017,149	Pfizer, Inc.	24,655,692	1.0
94,036	Quest Diagnostics, Inc.	16,891,687	0.7
62,123	Stryker Corp.	24,577,722	1.0
52,883 (1)	Vertex Pharmaceuticals, Inc.	23,543,512	0.9
		256,915,231	10.2

	Industrials: 8.1%
272,961	3M Co.	41,555,582	1.7
217,141 (1)	Boeing Co.	45,497,554	1.8
76,243	Deere & Co.	38,768,803	1.6
379,127	Johnson Controls International PLC	40,043,394	1.6
33,278	Parker-Hannifin Corp.	23,243,685	0.9
48,400 (1)	Saia, Inc.	13,261,116	0.5
		202,370,134	8.1

	Information Technology: 32.3%
87,471	Accenture PLC - Class A	26,144,207	1.0
66,019 (1)	Adobe, Inc.	25,541,431	1.0
196,364 (1)	Advanced Micro Devices, Inc.	27,864,052	1.1
765,924	Apple, Inc.	157,144,627	6.3
376,416	Broadcom, Inc.	103,759,070	4.1
557,134	Cisco Systems, Inc.	38,653,957	1.5
126,980 (1)	Globant SA	11,534,863	0.5
375,617	Micron Technology, Inc.	46,294,795	1.9
418,961	Microsoft Corp.	208,395,391	8.3
568,696	NVIDIA Corp.	89,848,281	3.6
241,812	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	54,768,000	2.2
84,194 (1)	Workday, Inc. - Class A	20,206,560	0.8
		810,155,234	32.3

	Materials: 2.1%
629,055	Alcoa Corp.	18,563,413	0.8
188,930	CF Industries Holdings, Inc.	17,381,560	0.7
119,577	Nucor Corp.	15,490,005	0.6
		51,434,978	2.1

	Real Estate: 3.2%
300,446 (2)	Boston Properties, Inc.	20,271,092	0.8
126,341	Extra Space Storage, Inc.	18,627,717	0.8
267,537	Welltower, Inc.	41,128,463	1.6
		80,027,272	3.2

	Utilities: 2.5%
267,676	Duke Energy Corp.	31,585,768	1.2
380,001	Public Service Enterprise Group, Inc.	31,988,484	1.3

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
10,000,000 (3)(4)	Southern Energy	$—	0.0
		63,574,252	2.5

	Total Common Stock
	(Cost $1,827,045,058)	2,494,009,992	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 0.7%
708,035 (5)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $708,120, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $722,196, due 07/10/25-05/15/42)	708,035	0.0
4,976,464 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $4,977,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $5,075,993, due 06/01/30-02/01/57)	4,976,464	0.2
4,976,464 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $4,977,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $5,075,993, due 08/15/34-06/01/55)	4,976,464	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,473,794 (5)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $3,474,212, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $3,543,270, due 03/01/34-05/01/55)	$3,473,794	0.1
4,727,641 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $4,728,221, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $4,807,979, due 07/15/26-02/15/54)	4,727,641	0.2
	Total Repurchase Agreements
	(Cost $18,862,398)	18,862,398	0.7

	Time Deposits: 0.1%
480,000 (5)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	480,000	0.0
480,000 (5)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	480,000	0.0
500,000 (5)	Mizuho Bank Ltd., 4.330%, 07/01/2025	500,000	0.0
500,000 (5)	Royal Bank of Canada, 4.330%, 07/01/2025	500,000	0.1
	Total Time Deposits
	(Cost $1,960,000)	1,960,000	0.1

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
17,080,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $17,080,000)	$17,080,000	0.7

	Total Short-Term Investments
	(Cost $37,902,398)	$37,902,398	1.5
	Total Investments in Securities
	(Cost $1,864,947,456)	$2,531,912,390	100.9
	Liabilities in Excess of Other Assets	(21,486,835)	(0.9)
	Net Assets	$2,510,425,555	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.

(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock
Communication Services	$242,921,919	$—	$—	$242,921,919
Consumer Discretionary	196,768,987	—	—	196,768,987
Consumer Staples	132,221,781	—	—	132,221,781
Energy	105,499,002	—	—	105,499,002
Financials	352,121,202	—	—	352,121,202
Health Care	256,915,231	—	—	256,915,231
Industrials	202,370,134	—	—	202,370,134
Information Technology	810,155,234	—	—	810,155,234
Materials	51,434,978	—	—	51,434,978
Real Estate	80,027,272	—	—	80,027,272
Utilities	63,574,252	—	—	63,574,252
Total Common Stock	2,494,009,992	—	—	2,494,009,992
Short-Term Investments	17,080,000	20,822,398	—	37,902,398
Total Investments, at fair value	$2,511,089,992	$20,822,398	$—	$2,531,912,390

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2025, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy	11/30/2005	$—	$—
		$—	$—

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $1,875,738,981.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$703,326,136
Gross Unrealized Depreciation	(47,152,553)
Net Unrealized Appreciation	$656,173,583

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 21.7%
	Basic Materials: 0.2%
414,000 (1)	Anglo American Capital PLC, 5.500%, 05/02/2033	$421,336	0.1
295,000	BHP Billiton Finance USA Ltd., 5.125%, 02/21/2032	302,270	0.0
23,000 (1)(2)	Glencore Funding LLC, 5.893%, 04/04/2054	22,564	0.0
383,000	Nucor Corp., 5.100%, 06/01/2035	384,373	0.1
177,000	Nutrien Ltd., 2.950%, 05/13/2030	164,862	0.0
17,000	Nutrien Ltd., 5.875%, 12/01/2036	17,704	0.0
4,000	Nutrien Ltd., 5.950%, 11/07/2025	4,020	0.0
297,000	Rio Tinto Finance USA PLC, 5.000%, 03/14/2032	302,348	0.0
282,000	Rio Tinto Finance USA PLC, 5.750%, 03/14/2055	282,633	0.0
350,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	330,122	0.0
		2,232,232	0.2
	Communications: 1.6%
351,000	Alphabet, Inc., 4.500%, 05/15/2035	346,528	0.1
206,000	Alphabet, Inc., 5.250%, 05/15/2055	203,034	0.0
115,000	Alphabet, Inc., 5.300%, 05/15/2065	112,693	0.0
129,000	Amazon.com, Inc., 2.100%, 05/12/2031	114,574	0.0
137,000	AT&T, Inc., 3.550%, 09/15/2055	92,514	0.0
140,000	AT&T, Inc., 3.650%, 09/15/2059	94,002	0.0
90,000	AT&T, Inc., 3.800%, 12/01/2057	63,033	0.0
229,000	AT&T, Inc., 4.900%, 08/15/2037	219,624	0.0
271,000	AT&T, Inc., 6.050%, 08/15/2056	276,754	0.0
259,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	238,584	0.0
395,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	271,320	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
96,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.400%, 12/01/2061	$67,368	0.0
180,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	144,121	0.0
253,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.250%, 04/01/2053	215,091	0.0
482,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.100%, 06/01/2029	504,765	0.1
219,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.550%, 06/01/2034	233,754	0.0
305,000	Cisco Systems, Inc., 4.950%, 02/26/2031	313,840	0.1
422,000	Cisco Systems, Inc., 4.950%, 02/24/2032	432,731	0.1
100,000	Cisco Systems, Inc., 5.100%, 02/24/2035	102,399	0.0
358,000	Cisco Systems, Inc., 5.500%, 02/24/2055	357,616	0.1
108,000	Comcast Corp., 1.500%, 02/15/2031	92,242	0.0
100,000	Comcast Corp., 1.950%, 01/15/2031	87,683	0.0
277,000	Comcast Corp., 2.650%, 02/01/2030	257,395	0.0
61,000	Comcast Corp., 3.200%, 07/15/2036	51,092	0.0
65,000	Comcast Corp., 3.900%, 03/01/2038	56,571	0.0
105,000	Comcast Corp., 5.300%, 06/01/2034	107,593	0.0
108,000	Comcast Corp., 5.500%, 05/15/2064	100,656	0.0
113,000	Comcast Corp., 5.650%, 06/01/2054	109,886	0.0
320,000	Comcast Corp., 6.050%, 05/15/2055	326,979	0.1
210,000	Discovery Communications LLC, 3.625%, 05/15/2030	171,087	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
282,000	Meta Platforms, Inc., 4.750%, 08/15/2034	$283,421	0.0
935,000	Meta Platforms, Inc., 5.400%, 08/15/2054	912,508	0.1
685,000	Meta Platforms, Inc., 5.550%, 08/15/2064	669,985	0.1
207,000	Motorola Solutions, Inc., 5.000%, 04/15/2029	210,454	0.0
303,000	Motorola Solutions, Inc., 5.550%, 08/15/2035	309,054	0.1
200,000 (1)	NBN Co. Ltd., 1.450%, 05/05/2026	195,053	0.0
213,000 (1)	NBN Co. Ltd., 1.625%, 01/08/2027	204,799	0.0
200,000 (1)(2)	NBN Co. Ltd., 2.500%, 01/08/2032	175,208	0.0
315,000 (1)	NBN Co. Ltd., 6.000%, 10/06/2033	338,449	0.1
344,000	Netflix, Inc., 5.875%, 11/15/2028	362,711	0.1
38,000	Orange SA, 9.000%, 03/01/2031	46,186	0.0
38,000	Paramount Global, 4.950%, 05/19/2050	29,094	0.0
302,000	SoftBank Corp., 4.699%, 07/09/2030	302,000	0.0
530,000	Sprint Capital Corp., 6.875%, 11/15/2028	569,107	0.1
392,000	Sprint Capital Corp., 8.750%, 03/15/2032	475,752	0.1
91,000	Time Warner Cable LLC, 5.500%, 09/01/2041	82,799	0.0
116,000	Time Warner Cable LLC, 5.875%, 11/15/2040	111,441	0.0
77,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	72,794	0.0
19,000	T-Mobile USA, Inc., 2.550%, 02/15/2031	17,018	0.0
212,000	T-Mobile USA, Inc., 2.625%, 02/15/2029	199,055	0.0
44,000	T-Mobile USA, Inc., 2.875%, 02/15/2031	40,068	0.0
57,000	T-Mobile USA, Inc., 3.000%, 02/15/2041	41,738	0.0
107,000	T-Mobile USA, Inc., 3.375%, 04/15/2029	103,029	0.0
354,000	T-Mobile USA, Inc., 3.500%, 04/15/2031	332,599	0.1
53,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	51,491	0.0
117,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	103,735	0.0
291,000 (2)	T-Mobile USA, Inc., 5.300%, 05/15/2035	294,758	0.0
270,000	T-Mobile USA, Inc., 5.875%, 11/15/2055	270,079	0.0
271,000	Uber Technologies, Inc., 4.300%, 01/15/2030	269,979	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
494,000 (1)	Uber Technologies, Inc., 4.500%, 08/15/2029	$491,439	0.1
563,000	Uber Technologies, Inc., 5.350%, 09/15/2054	525,509	0.1
138,000	Verizon Communications, Inc., 1.750%, 01/20/2031	118,948	0.0
177,000	Verizon Communications, Inc., 2.355%, 03/15/2032	152,637	0.0
136,000	Verizon Communications, Inc., 2.550%, 03/21/2031	122,019	0.0
230,000	Verizon Communications, Inc., 4.400%, 11/01/2034	218,379	0.0
144,000	Verizon Communications, Inc., 4.812%, 03/15/2039	135,209	0.0
236,000	Vodafone Group PLC, 5.875%, 06/28/2064	227,066	0.0
		14,831,099	1.6
	Consumer, Cyclical: 2.1%
24,665	American Airlines Pass Through Trust 2015-2, AA, 3.600%, 03/22/2029	24,023	0.0
8,935	American Airlines Pass Through Trust 2016-1, AA, 3.575%, 07/15/2029	8,665	0.0
478,316	American Airlines Pass Through Trust 2016-2, AA, 3.200%, 12/15/2029	459,117	0.1
11,368	American Airlines Pass Through Trust 2016-3, AA, 3.000%, 04/15/2030	10,769	0.0
413,061	American Airlines Pass Through Trust 2017-2, AA, 3.350%, 04/15/2031	393,679	0.1
267,000	American Honda Finance Corp., 4.700%, 01/12/2028	269,647	0.0
189,000	American Honda Finance Corp., 5.650%, 11/15/2028	196,529	0.0
354,000	American Honda Finance Corp., GMTN, 4.850%, 10/23/2031	355,138	0.0
125,000	AutoZone, Inc., 6.250%, 11/01/2028	132,496	0.0
175,000 (1)	BMW US Capital LLC, 5.050%, 03/21/2030	178,269	0.0
109,000	BorgWarner, Inc., 5.400%, 08/15/2034	110,299	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
271,000	Delta Air Lines, Inc., 5.250%, 07/10/2030	$272,920	0.0
139,141 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	139,529	0.0
395,000 (1)	Denso Corp., 4.420%, 09/11/2029	395,127	0.1
373,000	Ford Motor Credit Co. LLC, 3.625%, 06/17/2031	328,480	0.0
616,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	562,585	0.1
611,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	597,421	0.1
32,000	General Motors Co., 6.125%, 10/01/2025	32,058	0.0
123,000	General Motors Co., 6.250%, 10/02/2043	120,752	0.0
339,000	General Motors Financial Co., Inc., 2.350%, 01/08/2031	293,771	0.0
1,074,000	General Motors Financial Co., Inc., 4.900%, 10/06/2029	1,072,596	0.1
503,000	General Motors Financial Co., Inc., 5.450%, 07/15/2030	510,269	0.1
921,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	941,160	0.1
518,000	General Motors Financial Co., Inc., 5.900%, 01/07/2035	521,056	0.1
92,000	General Motors Financial Co., Inc., 6.100%, 01/07/2034	94,734	0.0
207,000	Genuine Parts Co., 4.950%, 08/15/2029	210,263	0.0
596,000	Honda Motor Co. Ltd., 4.688%, 07/08/2030	597,157	0.1
901,000	Honda Motor Co. Ltd., 5.337%, 07/08/2035	903,643	0.1
127,000	Hyatt Hotels Corp., 5.250%, 06/30/2029	129,248	0.0
293,000 (1)	Hyundai Capital America, 5.150%, 03/27/2030	296,626	0.0
285,000 (1)	Hyundai Capital America, 5.300%, 06/24/2029	290,327	0.0
424,000 (1)(2)	Hyundai Capital America, 5.400%, 03/29/2032	429,245	0.1
282,000 (1)	Hyundai Capital America, 5.680%, 06/26/2028	289,498	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
681,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	$708,152	0.1
301,000 (1)	Hyundai Capital America, 6.500%, 01/16/2029	317,564	0.0
20,000	Lowe's Cos., Inc., 4.450%, 04/01/2062	15,536	0.0
18,000	Lowe's Cos., Inc., 5.850%, 04/01/2063	17,592	0.0
266,000	Marriott International, Inc., 4.800%, 03/15/2030	268,638	0.0
166,000	Marriott International, Inc., 5.350%, 03/15/2035	167,437	0.0
389,000 (1)	Mercedes-Benz Finance North America LLC, 4.800%, 08/01/2029	392,315	0.1
187,000	O'Reilly Automotive, Inc., 5.000%, 08/19/2034	185,307	0.0
310,000	Target Corp., 5.000%, 04/15/2035	309,657	0.0
549,000	Toyota Motor Corp., 4.450%, 06/30/2030	551,419	0.1
250,000	Toyota Motor Credit Corp., 4.550%, 08/09/2029	252,081	0.0
402,000	Toyota Motor Credit Corp., 4.800%, 05/15/2030	408,550	0.1
185,000	Toyota Motor Credit Corp., 5.350%, 01/09/2035	189,704	0.0
342,000	Toyota Motor Credit Corp., MTN, 4.350%, 10/08/2027	343,525	0.0
106,529	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	108,796	0.0
419,747	United Airlines Pass Through Trust 2014-2, A, 3.750%, 03/03/2028	412,935	0.1
523,220	United Airlines Pass Through Trust 2016-2, AA, 2.875%, 04/07/2030	494,755	0.1
699,000 (1)	Volkswagen Group of America Finance LLC, 5.250%, 03/22/2029	707,442	0.1
759,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	766,152	0.1
354,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	376,874	0.0
886,000	Walmart, Inc., 4.900%, 04/28/2035	897,714	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
184,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	$171,711	0.0
101,000	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	70,953	0.0
		19,301,905	2.1
	Consumer, Non-cyclical: 3.2%
121,000	AbbVie, Inc., 3.200%, 11/21/2029	115,774	0.0
150,000	AbbVie, Inc., 4.050%, 11/21/2039	131,545	0.0
166,000	AbbVie, Inc., 4.650%, 03/15/2028	168,538	0.0
448,000	AbbVie, Inc., 4.950%, 03/15/2031	460,073	0.1
282,000	AbbVie, Inc., 5.600%, 03/15/2055	282,361	0.0
262,000	Altria Group, Inc., 6.200%, 11/01/2028	276,665	0.0
75,000	Amgen, Inc., 2.200%, 02/21/2027	72,581	0.0
18,000	Amgen, Inc., 2.300%, 02/25/2031	16,013	0.0
60,000	Amgen, Inc., 2.450%, 02/21/2030	54,964	0.0
67,000	Amgen, Inc., 3.150%, 02/21/2040	51,642	0.0
49,000	Amgen, Inc., 5.250%, 03/02/2030	50,503	0.0
75,000	Amgen, Inc., 5.750%, 03/02/2063	72,970	0.0
133,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	124,181	0.0
448,000	Astrazeneca Finance LLC, 4.900%, 02/26/2031	460,514	0.1
324,000	Automatic Data Processing, Inc., 4.750%, 05/08/2032	328,802	0.1
12,000	BAT Capital Corp., 3.557%, 08/15/2027	11,811	0.0
267,000	BAT Capital Corp., 4.390%, 08/15/2037	238,889	0.0
138,000	BAT Capital Corp., 5.834%, 02/20/2031	145,271	0.0
68,000	BAT Capital Corp., 7.079%, 08/02/2043	74,950	0.0
346,000	Becton Dickinson & Co., 4.693%, 02/13/2028	349,477	0.1
11,000	Bristol-Myers Squibb Co., 3.400%, 07/26/2029	10,661	0.0
128,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	113,978	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
545,000	Bristol-Myers Squibb Co., 5.550%, 02/22/2054	$532,071	0.1
68,000	Bristol-Myers Squibb Co., 6.400%, 11/15/2063	73,722	0.0
298,000	Campbell Soup Co., 5.200%, 03/21/2029	305,252	0.0
423,000	Cardinal Health, Inc., 4.700%, 11/15/2026	425,344	0.1
49,000	Cardinal Health, Inc., 5.450%, 02/15/2034	50,446	0.0
216,000 (1)	Cargill, Inc., 1.700%, 02/02/2031	187,020	0.0
134,000 (1)	Cargill, Inc., 2.125%, 04/23/2030	121,669	0.0
123,000 (1)	Cargill, Inc., 5.125%, 02/11/2035	123,977	0.0
185,000	Cencora, Inc., 5.125%, 02/15/2034	186,569	0.0
71,000	Centene Corp., 2.450%, 07/15/2028	65,980	0.0
1,268,000	Centene Corp., 3.000%, 10/15/2030	1,133,803	0.1
409,000	Cigna Group, 2.375%, 03/15/2031	363,737	0.1
356,000	Cigna Group, 4.800%, 08/15/2038	334,899	0.1
170,000 (2)	Cigna Group, 5.250%, 02/15/2034	172,774	0.0
489,000	Cigna Group, 5.600%, 02/15/2054	469,482	0.1
304,000	Coca-Cola Consolidated, Inc., 5.250%, 06/01/2029	313,393	0.0
186,000	CVS Health Corp., 4.125%, 04/01/2040	155,922	0.0
415,000	CVS Health Corp., 4.780%, 03/25/2038	381,111	0.1
97,000	CVS Health Corp., 5.050%, 03/25/2048	83,838	0.0
139,000	CVS Health Corp., 5.125%, 02/21/2030	141,554	0.0
22,000	CVS Health Corp., 6.000%, 06/01/2063	21,049	0.0
10,417	CVS Pass-Through Trust, 6.943%, 01/10/2030	10,755	0.0
510,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	518,126	0.1
317,000	Elevance Health, Inc., 4.950%, 11/01/2031	321,614	0.0
143,000	Elevance Health, Inc., 5.200%, 02/15/2035	144,568	0.0
465,000	Eli Lilly & Co., 5.500%, 02/12/2055	468,254	0.1
210,000	Equifax, Inc., 3.100%, 05/15/2030	196,543	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
558,000	Gilead Sciences, Inc., 5.100%, 06/15/2035	$565,377	0.1
281,000	Gilead Sciences, Inc., 5.600%, 11/15/2064	276,402	0.0
339,000	GlaxoSmithKline Capital, Inc., 4.875%, 04/15/2035	338,822	0.1
150,000	Global Payments, Inc., 4.450%, 06/01/2028	149,561	0.0
38,000	Global Payments, Inc., 5.950%, 08/15/2052	36,567	0.0
106,000	GXO Logistics, Inc., 6.250%, 05/06/2029	110,718	0.0
82,000	HCA, Inc., 2.375%, 07/15/2031	71,399	0.0
40,000	HCA, Inc., 3.375%, 03/15/2029	38,441	0.0
438,000	HCA, Inc., 3.500%, 09/01/2030	414,323	0.1
61,000	HCA, Inc., 4.375%, 03/15/2042	51,053	0.0
628,000	HCA, Inc., 4.500%, 02/15/2027	628,262	0.1
170,000	HCA, Inc., 5.125%, 06/15/2039	159,993	0.0
254,000	HCA, Inc., 5.450%, 04/01/2031	261,991	0.0
347,000	HCA, Inc., 6.000%, 04/01/2054	339,731	0.1
39,000	HCA, Inc., 6.100%, 04/01/2064	38,069	0.0
434,000 (1)	Health Care Service Corp. A Mutual Legal Reserve Co., 5.200%, 06/15/2029	443,041	0.1
545,000	Hershey Co., 4.950%, 02/24/2032	557,353	0.1
258,000	Humana, Inc., 5.375%, 04/15/2031	264,000	0.0
524,000	Icon Investments Six DAC, 5.849%, 05/08/2029	543,833	0.1
524,000 (1)	Imperial Brands Finance PLC, 5.500%, 02/01/2030	540,400	0.1
267,000 (1)	Imperial Brands Finance PLC, 5.875%, 07/01/2034	274,240	0.0
203,000 (1)	Japan Tobacco, Inc., 5.250%, 06/15/2030	208,978	0.0
7,000	Johnson & Johnson, 2.100%, 09/01/2040	4,812	0.0
103,000	Johnson & Johnson, 3.625%, 03/03/2037	92,220	0.0
422,000	Johnson & Johnson, 4.700%, 03/01/2030	432,042	0.1
28,000	Johnson & Johnson, 5.850%, 07/15/2038	30,555	0.0
236,000	Kenvue, Inc., 4.850%, 05/22/2032	238,969	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
168,000	Kenvue, Inc., 5.050%, 03/22/2028	$172,083	0.0
74,000	Keurig Dr Pepper, Inc., 4.600%, 05/15/2030	74,397	0.0
117,000	Kraft Heinz Foods Co., 5.200%, 03/15/2032	119,196	0.0
223,000	Kroger Co., 5.500%, 09/15/2054	211,832	0.0
292,000	Kroger Co., 5.650%, 09/15/2064	276,672	0.0
216,000	Laboratory Corp. of America Holdings, 4.550%, 04/01/2032	212,768	0.0
234,000 (1)	Mars, Inc., 5.000%, 03/01/2032	237,229	0.0
423,000 (1)	Mars, Inc., 5.200%, 03/01/2035	428,279	0.1
290,000 (1)	Mars, Inc., 5.650%, 05/01/2045	290,871	0.0
282,000 (1)	Mars, Inc., 5.700%, 05/01/2055	281,512	0.0
237,000	McKesson Corp., 4.250%, 09/15/2029	236,753	0.0
352,000	McKesson Corp., 4.950%, 05/30/2032	356,860	0.1
283,000	McKesson Corp., 5.250%, 05/30/2035	287,586	0.0
161,000	Mondelez International, Inc., 2.750%, 04/13/2030	149,568	0.0
173,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	172,550	0.0
289,000	Pfizer Investment Enterprises Pte Ltd., 5.340%, 05/19/2063	268,248	0.0
273,000	Philip Morris International, Inc., 4.750%, 11/01/2031	275,185	0.0
341,000	Philip Morris International, Inc., 4.875%, 02/13/2029	347,131	0.1
79,000	Quest Diagnostics, Inc., 2.800%, 06/30/2031	71,691	0.0
80,000	Quest Diagnostics, Inc., 2.950%, 06/30/2030	74,472	0.0
416,000	Quest Diagnostics, Inc., 4.625%, 12/15/2029	420,251	0.1
162,000	Quest Diagnostics, Inc., 5.000%, 12/15/2034	161,278	0.0
118,000	Quest Diagnostics, Inc., 6.400%, 11/30/2033	129,353	0.0
81,000	Reynolds American, Inc., 5.850%, 08/15/2045	78,213	0.0
302,000 (1)	Roche Holdings, Inc., 4.592%, 09/09/2034	299,027	0.0
581,000 (1)	Roche Holdings, Inc., 5.489%, 11/13/2030	614,464	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
354,000	Royalty Pharma PLC, 1.750%, 09/02/2027	$335,339	0.1
156,000	Royalty Pharma PLC, 2.200%, 09/02/2030	138,330	0.0
66,000	Royalty Pharma PLC, 3.300%, 09/02/2040	49,737	0.0
178,000	Royalty Pharma PLC, 5.150%, 09/02/2029	181,787	0.0
117,000	S&P Global, Inc., 1.250%, 08/15/2030	100,775	0.0
346,000	S&P Global, Inc., 2.700%, 03/01/2029	328,035	0.0
262,000	Solventum Corp., 5.450%, 03/13/2031	272,167	0.0
139,000	Solventum Corp., 5.600%, 03/23/2034	143,111	0.0
181,000	Solventum Corp., 5.900%, 04/30/2054	181,081	0.0
316,000	Stryker Corp., 4.850%, 02/10/2030	322,509	0.0
129,000	Sysco Corp., 5.400%, 03/23/2035	131,293	0.0
325,000	Takeda Pharmaceutical Co. Ltd., 5.300%, 07/05/2034	330,176	0.1
257,000	Takeda Pharmaceutical Co. Ltd., 5.800%, 07/05/2064	249,854	0.0
302,000	Takeda US Financing, Inc., 5.200%, 07/07/2035	302,155	0.0
331,000	Takeda US Financing, Inc., 5.900%, 07/07/2055	332,907	0.1
387,000	Thermo Fisher Scientific, Inc., 4.977%, 08/10/2030	398,448	0.1
199,000	Tyson Foods, Inc., 5.400%, 03/15/2029	205,236	0.0
229,000	Unilever Capital Corp., 4.625%, 08/12/2034	227,347	0.0
35,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	25,408	0.0
102,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	82,366	0.0
133,000	UnitedHealth Group, Inc., 5.150%, 07/15/2034	134,407	0.0
52,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	48,572	0.0
238,000	UnitedHealth Group, Inc., 5.750%, 07/15/2064	231,690	0.0
156,000	Universal Health Services, Inc., 4.625%, 10/15/2029	154,291	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
151,000	Viatris, Inc., 2.700%, 06/22/2030	$134,554	0.0
102,000	Viatris, Inc., 3.850%, 06/22/2040	75,381	0.0
152,000	Viatris, Inc., 4.000%, 06/22/2050	101,327	0.0
247,000	Zimmer Biomet Holdings, Inc., 5.350%, 12/01/2028	254,722	0.0
		29,747,261	3.2
	Energy: 1.4%
203,000 (1)	Aker BP ASA, 5.125%, 10/01/2034	195,034	0.0
421,000 (1)	APA Corp., 6.750%, 02/15/2055	398,167	0.1
58,000	BP Capital Markets America, Inc., 4.893%, 09/11/2033	58,163	0.0
44,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	44,296	0.0
262,000	BP Capital Markets America, Inc., 5.227%, 11/17/2034	266,709	0.0
198,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	196,567	0.0
233,000 (3)	BP Capital Markets PLC, 6.125%, 12/31/2199	233,199	0.0
71,000 (1)	Cameron LNG LLC, 2.902%, 07/15/2031	64,524	0.0
191,000 (1)	Canadian Natural Resources Ltd., 5.400%, 12/15/2034	189,873	0.0
10,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	9,650	0.0
258,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	255,328	0.0
526,000 (1)	Columbia Pipelines Holding Co. LLC, 5.097%, 10/01/2031	528,645	0.1
373,000 (1)	Columbia Pipelines Holding Co. LLC, 6.042%, 08/15/2028	388,500	0.1
89,000	ConocoPhillips Co., 5.700%, 09/15/2063	85,235	0.0
290,000 (2)	Devon Energy Corp., 5.200%, 09/15/2034	281,801	0.0
108,000	Diamondback Energy, Inc., 4.250%, 03/15/2052	81,361	0.0
82,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	75,981	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
222,000	Diamondback Energy, Inc., 6.250%, 03/15/2053	$219,760	0.0
267,000 (3)	Enbridge, Inc. 20-A, 5.750%, 07/15/2080	266,540	0.0
210,000	Energy Transfer L.P., 3.750%, 05/15/2030	201,569	0.0
27,000	Energy Transfer L.P., 4.900%, 03/15/2035	25,839	0.0
211,000	Energy Transfer L.P., 5.200%, 04/01/2030	215,788	0.0
148,000	Energy Transfer L.P., 5.300%, 04/01/2044	132,709	0.0
77,000	Energy Transfer L.P., 5.350%, 05/15/2045	69,413	0.0
91,000	Energy Transfer L.P., 6.050%, 09/01/2054	87,543	0.0
67,000	Energy Transfer L.P. 20Y, 5.800%, 06/15/2038	67,285	0.0
139,000	Enterprise Products Operating LLC, 4.950%, 02/15/2035	138,583	0.0
407,000 (3)	Enterprise Products Operating LLC D, 7.573%, (TSFR3M + 3.248%), 08/16/2077	405,265	0.1
543,000	EOG Resources, Inc., 5.000%, 07/15/2032	549,856	0.1
262,000	EOG Resources, Inc., 5.350%, 01/15/2036	265,811	0.0
787,000	Equinor ASA, 4.500%, 09/03/2030	792,923	0.1
450,000	Hess Corp., 4.300%, 04/01/2027	449,142	0.1
66,000	Kinder Morgan Energy Partners L.P., 5.000%, 03/01/2043	58,849	0.0
84,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	78,043	0.0
357,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	356,668	0.1
269,000	Marathon Petroleum Corp., 5.700%, 03/01/2035	272,991	0.0
343,000	MPLX L.P., 2.650%, 08/15/2030	310,558	0.1
152,000	MPLX L.P., 4.000%, 03/15/2028	150,554	0.0
78,000	MPLX L.P., 5.500%, 06/01/2034	78,355	0.0
140,000	Occidental Petroleum Corp., 5.375%, 01/01/2032	138,951	0.0
91,000	Occidental Petroleum Corp., 6.050%, 10/01/2054	83,471	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
351,000	Occidental Petroleum Corp., 6.125%, 01/01/2031	$363,611	0.1
160,000	Occidental Petroleum Corp., 6.200%, 03/15/2040	156,718	0.0
33,000	Occidental Petroleum Corp., 6.600%, 03/15/2046	32,554	0.0
41,000	Occidental Petroleum Corp., 8.500%, 07/15/2027	43,398	0.0
82,000	ONEOK Partners L.P., 6.200%, 09/15/2043	81,680	0.0
112,000 (2)	Ovintiv, Inc., 5.650%, 05/15/2028	115,171	0.0
478,000	Ovintiv, Inc., 7.100%, 07/15/2053	495,912	0.1
268,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	266,644	0.0
125,000 (1)	Schlumberger Holdings Corp., 2.650%, 06/26/2030	115,092	0.0
243,000 (1)	Schlumberger Holdings Corp., 5.000%, 11/15/2029	249,468	0.0
71,000	Targa Resources Corp., 5.500%, 02/15/2035	71,283	0.0
43,000	Targa Resources Corp., 6.250%, 07/01/2052	42,629	0.0
233,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	231,257	0.0
63,000	TotalEnergies Capital SA, 5.638%, 04/05/2064	61,149	0.0
332,000 (3)	TransCanada PipeLines Ltd., 7.000%, 06/01/2065	332,533	0.1
136,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	128,333	0.0
302,000	Western Midstream Operating L.P., 5.450%, 11/15/2034	296,224	0.0
129,000	Williams Cos., Inc., 4.900%, 03/15/2029	130,818	0.0
325,000	Woodside Finance Ltd., 5.400%, 05/19/2030	329,755	0.1
303,000	Woodside Finance Ltd., 5.700%, 05/19/2032	308,640	0.0
352,000	Woodside Finance Ltd., 6.000%, 05/19/2035	359,477	0.1
		12,981,845	1.4
	Financial: 7.3%
200,000 (1)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	175,975	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
271,000	Air Lease Corp., MTN, 5.200%, 07/15/2031	$277,070	0.0
208,000	Alleghany Corp., 3.250%, 08/15/2051	139,651	0.0
286,000 (3)	American Express Co., 5.098%, 02/16/2028	289,350	0.0
576,000 (3)	American Express Co., 5.282%, 07/27/2029	592,364	0.1
343,000 (3)	American Express Co., 5.532%, 04/25/2030	356,639	0.0
47,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	43,397	0.0
144,000	American Homes 4 Rent L.P., 4.250%, 02/15/2028	143,183	0.0
334,000	American Homes 4 Rent L.P., 5.500%, 02/01/2034	339,765	0.0
391,000	American International Group, Inc., 3.400%, 06/30/2030	372,024	0.1
391,000 (1)	American National Global Funding, 5.250%, 06/03/2030	393,158	0.1
84,000	American Tower Corp., 2.700%, 04/15/2031	75,374	0.0
60,000	American Tower Corp., 3.600%, 01/15/2028	58,931	0.0
182,000	American Tower Corp., 3.650%, 03/15/2027	179,838	0.0
187,000	American Tower Corp., 5.250%, 07/15/2028	191,776	0.0
160,000	Ameriprise Financial, Inc., 5.200%, 04/15/2035	161,240	0.0
221,000	Ameriprise Financial, Inc., 5.700%, 12/15/2028	231,675	0.0
125,000	Aon North America, Inc., 5.125%, 03/01/2027	126,531	0.0
280,000	Aon North America, Inc., 5.150%, 03/01/2029	286,843	0.0
747,000 (1)	Athene Global Funding, 5.322%, 11/13/2031	753,510	0.1
153,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	154,078	0.0
704,000 (1)	Atlas Warehouse Lending Co. L.P., 6.050%, 01/15/2028	713,054	0.1
600,000	Banco Santander SA, 5.439%, 07/15/2031	623,576	0.1
400,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	412,573	0.1
103,000 (3)	Bank of America Corp., 2.299%, 07/21/2032	89,784	0.0
238,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	209,826	0.0
403,000 (3)	Bank of America Corp., 2.592%, 04/29/2031	368,531	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
360,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	$323,174	0.0
1,267,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	1,238,717	0.1
60,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	59,309	0.0
149,000 (3)	Bank of America Corp., 5.464%, 05/09/2036	152,844	0.0
189,000 (3)	Bank of America Corp., 5.511%, 01/24/2036	194,404	0.0
610,000 (3)	Bank of America Corp., 5.518%, 10/25/2035	610,283	0.1
502,000 (3)	Bank of America Corp., 5.744%, 02/12/2036	510,348	0.1
380,000 (3)	Bank of America Corp., 5.872%, 09/15/2034	401,141	0.1
612,000 (3)	Bank of America Corp., GMTN, 3.593%, 07/21/2028	602,724	0.1
470,000 (3)	Bank of America Corp., MTN, 2.087%, 06/14/2029	440,618	0.1
65,000 (3)	Bank of America Corp., MTN, 2.496%, 02/13/2031	59,383	0.0
434,000 (3)	Bank of America Corp., MTN, 2.551%, 02/04/2028	421,938	0.1
348,000 (3)	Bank of America Corp., MTN, 2.884%, 10/22/2030	325,798	0.0
434,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	388,755	0.1
424,000 (3)	Bank of America Corp., MTN, 3.194%, 07/23/2030	403,677	0.1
87,000 (3)	Bank of America Corp., MTN, 3.970%, 03/05/2029	86,049	0.0
1,611,000 (2)(3)	Bank of Montreal, 4.640%, 09/10/2030	1,624,770	0.2
386,000	Bank of Montreal, 5.511%, 06/04/2031	403,744	0.1
70,000 (3)	Bank of New York Mellon Corp., 5.316%, 06/06/2036	71,485	0.0
535,000 (3)	Bank of Nova Scotia, 4.740%, 11/10/2032	534,822	0.1
270,000 (3)	Bank of Nova Scotia, 5.130%, 02/14/2031	275,043	0.0
200,000 (1)	Banque Federative du Credit Mutuel SA, 4.935%, 01/26/2026	200,540	0.0
341,000 (3)	Barclays PLC, 5.367%, 02/25/2031	348,414	0.0
172,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	158,523	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
466,000 (1)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	$392,535	0.1
64,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	58,778	0.0
364,000 (1)(3)	BNP Paribas SA, 5.085%, 05/09/2031	367,672	0.0
371,000 (1)(2)	BPCE SA, 5.203%, 01/18/2027	376,425	0.1
364,000 (1)	BPCE SA, 5.281%, 05/30/2029	374,663	0.1
371,000 (1)(3)	BPCE SA, 5.716%, 01/18/2030	382,071	0.1
359,000	Brookfield Asset Management Ltd., 5.795%, 04/24/2035	368,525	0.0
378,000	Brown & Brown, Inc., 4.900%, 06/23/2030	381,726	0.1
221,000 (1)(3)	CaixaBank SA, 5.673%, 03/15/2030	228,623	0.0
222,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	214,497	0.0
166,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	176,189	0.0
501,000	CME Group, Inc., 4.400%, 03/15/2030	504,667	0.1
434,000 (1)	CNO Global Funding, 5.875%, 06/04/2027	445,935	0.1
490,000 (3)	CoBank ACB M, 7.125%, 12/31/2199	501,869	0.1
906,000 (1)(3)	Cooperatieve Rabobank UA, 5.710%, 01/21/2033	943,592	0.1
444,000 (1)	Corebridge Financial, Inc., 3.650%, 04/05/2027	438,301	0.1
96,000	Corebridge Financial, Inc., 3.900%, 04/05/2032	90,174	0.0
109,000	Corebridge Financial, Inc., 5.750%, 01/15/2034	113,315	0.0
335,000	Corebridge Financial, Inc., 6.050%, 09/15/2033	352,832	0.0
399,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	405,241	0.1
200,000	Crown Castle, Inc., 2.100%, 04/01/2031	171,693	0.0
53,000	Crown Castle, Inc., 2.500%, 07/15/2031	46,277	0.0
136,000	Crown Castle, Inc., 2.900%, 03/15/2027	132,356	0.0
210,000	Crown Castle, Inc., 3.300%, 07/01/2030	196,676	0.0
401,000	Crown Castle, Inc., 4.800%, 09/01/2028	403,563	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
416,000	Crown Castle, Inc., 4.900%, 09/01/2029	$419,949	0.1
56,000	Crown Castle, Inc., 5.100%, 05/01/2033	55,802	0.0
201,000	Crown Castle, Inc., 5.600%, 06/01/2029	207,549	0.0
96,000	Crown Castle, Inc., 5.800%, 03/01/2034	99,451	0.0
232,000	CubeSmart L.P., 2.250%, 12/15/2028	216,297	0.0
270,000 (1)(3)	Danske Bank A/S, 4.613%, 10/02/2030	268,988	0.0
345,000 (1)(3)	Danske Bank A/S, 5.705%, 03/01/2030	358,045	0.0
813,000 (1)(3)	Depository Trust & Clearing Corp. D, 3.375%, 12/31/2199	789,972	0.1
719,000	Deutsche Bank AG/ New York NY, 5.414%, 05/10/2029	744,942	0.1
271,000 (1)(3)	DNB Bank ASA, 4.853%, 11/05/2030	274,115	0.0
328,000 (1)	EQT AB, 5.850%, 05/08/2035	334,819	0.0
509,000 (1)	Equitable Financial Life Global Funding, 5.000%, 03/27/2030	516,961	0.1
533,000 (1)	Equitable Holdings, Inc., 4.572%, 02/15/2029	532,454	0.1
196,000	Extra Space Storage L.P., 3.900%, 04/01/2029	192,001	0.0
165,000	Extra Space Storage L.P., 4.000%, 06/15/2029	161,879	0.0
140,000	Extra Space Storage L.P., 5.350%, 01/15/2035	141,013	0.0
641,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	658,319	0.1
110,000 (3)	First Citizens BancShares, Inc., 6.254%, 03/12/2040	109,730	0.0
242,000 (3)	Goldman Sachs Group, Inc., 5.016%, 10/23/2035	239,176	0.0
156,000 (3)	Goldman Sachs Group, Inc., 5.330%, 07/23/2035	157,424	0.0
160,000 (3)	Goldman Sachs Group, Inc., 5.536%, 01/28/2036	164,141	0.0
169,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	175,957	0.0
717,000 (3)	Goldman Sachs Group, Inc., 5.734%, 01/28/2056	717,538	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
169,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	$179,296	0.0
309,000	Hartford Financial Services Group, Inc., 2.900%, 09/15/2051	193,495	0.0
745,000 (1)(3)	Hartford Financial Services Group, Inc. ICON, 6.713%, (TSFR3M + 2.387%), 02/12/2067	694,005	0.1
219,000	Healthpeak OP LLC, 5.250%, 12/15/2032	222,983	0.0
202,000	Host Hotels & Resorts L.P., 5.500%, 04/15/2035	200,053	0.0
645,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	600,988	0.1
315,000 (3)	HSBC Holdings PLC, 2.804%, 05/24/2032	279,958	0.0
267,000 (3)	HSBC Holdings PLC, 5.597%, 05/17/2028	272,097	0.0
540,000 (3)	Huntington Bancshares, Inc., 6.141%, 11/18/2039	551,133	0.1
399,000 (3)	Huntington National Bank, 4.871%, 04/12/2028	401,640	0.1
387,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	346,587	0.0
917,000	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	898,527	0.1
140,000	Invitation Homes Operating Parternship L.P., 5.500%, 08/15/2033	142,245	0.0
349,000	Invitation Homes Operating Partnership L.P., 2.000%, 08/15/2031	297,352	0.0
512,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	479,590	0.1
52,000 (2)	Invitation Homes Operating Partnership L.P., 4.150%, 04/15/2032	49,256	0.0
450,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	422,150	0.1
91,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	87,497	0.0
101,000 (3)	JPMorgan Chase & Co., 2.739%, 10/15/2030	94,198	0.0
14,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	9,429	0.0
245,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	240,024	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
343,000 (3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	$343,713	0.0
348,000 (3)	JPMorgan Chase & Co., 4.603%, 10/22/2030	349,256	0.0
241,000 (3)	JPMorgan Chase & Co., 4.995%, 07/22/2030	245,454	0.0
237,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	241,417	0.0
124,000 (3)	JPMorgan Chase & Co., 5.140%, 01/24/2031	127,190	0.0
235,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	239,915	0.0
1,046,000 (3)	JPMorgan Chase & Co., 5.572%, 04/22/2036	1,084,424	0.1
235,000 (3)	JPMorgan Chase & Co., 5.581%, 04/22/2030	244,059	0.0
140,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	147,140	0.0
96,000 (3)	KeyCorp, 6.401%, 03/06/2035	102,444	0.0
140,000 (3)	KeyCorp, MTN, 4.789%, 06/01/2033	136,543	0.0
21,000	Kite Realty Group L.P., 4.000%, 10/01/2026	20,822	0.0
202,000 (1)	Lineage OP L.P., 5.250%, 07/15/2030	203,304	0.0
528,000 (2)(3)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	558,151	0.1
395,000	LPL Holdings, Inc., 5.150%, 06/15/2030	400,054	0.1
314,000 (2)	LPL Holdings, Inc., 5.200%, 03/15/2030	319,040	0.0
229,000	LPL Holdings, Inc., 5.700%, 05/20/2027	233,425	0.0
365,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	368,896	0.1
226,000 (1)	Lseg US Fin Corp., 5.297%, 03/28/2034	232,334	0.0
860,000	Marsh & McLennan Cos., Inc., 5.000%, 03/15/2035	860,209	0.1
173,000	Mid-America Apartments L.P., 5.300%, 02/15/2032	178,859	0.0
421,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.197%, 01/16/2031	431,342	0.1
836,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.615%, 04/24/2036	859,994	0.1
158,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	153,412	0.0
195,000 (3)	Morgan Stanley, 2.484%, 09/16/2036	165,752	0.0
499,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	490,359	0.1
171,000 (3)	Morgan Stanley, 5.042%, 07/19/2030	173,942	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
222,000 (3)	Morgan Stanley, 5.192%, 04/17/2031	$227,633	0.0
280,000 (3)	Morgan Stanley, 5.587%, 01/18/2036	287,535	0.0
1,295,000 (3)	Morgan Stanley, 5.664%, 04/17/2036	1,342,444	0.2
403,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	410,970	0.1
524,000	National Bank of Canada, 5.600%, 12/18/2028	544,312	0.1
250,000 (1)	National Securities Clearing Corp., 4.700%, 05/20/2030	254,278	0.0
389,000 (3)	NatWest Group PLC, 5.076%, 01/27/2030	394,817	0.1
246,000 (3)	NatWest Group PLC, 5.778%, 03/01/2035	255,578	0.0
558,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	576,595	0.1
347,000	NNN REIT, Inc., 4.600%, 02/15/2031	345,266	0.0
382,000	Nomura Holdings, Inc., 4.904%, 07/01/2030	383,451	0.1
208,000 (1)	Northwestern Mutual Life Insurance Co., 6.170%, 05/29/2055	217,381	0.0
258,000 (1)	Nuveen LLC, 5.550%, 01/15/2030	268,842	0.0
306,000	Omega Healthcare Investors, Inc., 5.200%, 07/01/2030	307,840	0.0
45,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	37,501	0.0
258,000 (3)	PNC Financial Services Group, Inc., 6.037%, 10/28/2033	274,465	0.0
426,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	437,825	0.1
79,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.500%, 04/01/2034	80,735	0.0
123,000	Realty Income Corp., 3.950%, 08/15/2027	122,387	0.0
456,000	Regions Bank/ Birmingham AL, 6.450%, 06/26/2037	471,761	0.1
816,000	Rexford Industrial Realty L.P., 2.150%, 09/01/2031	700,324	0.1
79,000 (1)	RGA Global Funding, 5.448%, 05/24/2029	81,577	0.0
397,000 (3)	Royal Bank of Canada, GMTN, 4.650%, 10/18/2030	397,799	0.1
204,000 (3)	Royal Bank of Canada, GMTN, 4.969%, 08/02/2030	206,900	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
335,000 (2)(3)	Royal Bank of Canada, GMTN, 4.970%, 05/02/2031	$340,127	0.0
233,000 (3)	Royal Bank of Canada, GMTN, 5.153%, 02/04/2031	237,882	0.0
119,000	Sabra Health Care L.P., 3.200%, 12/01/2031	106,105	0.0
248,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	240,174	0.0
931,000 (3)	State Street Corp., 3.031%, 11/01/2034	860,350	0.1
367,000 (3)	State Street Corp., 4.675%, 10/22/2032	367,253	0.0
186,000	State Street Corp., 4.729%, 02/28/2030	188,865	0.0
210,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 07/16/2029	199,115	0.0
397,000	Sumitomo Mitsui Financial Group, Inc., 5.240%, 04/15/2030	409,088	0.1
239,000	Sumitomo Mitsui Financial Group, Inc., 5.316%, 07/09/2029	246,288	0.0
453,000	Sumitomo Mitsui Financial Group, Inc., 5.424%, 07/09/2031	470,279	0.1
327,000	Sumitomo Mitsui Financial Group, Inc., 5.454%, 01/15/2032	338,700	0.0
200,000 (3)	Sumitomo Mitsui Financial Group, Inc., 6.450%, 12/31/2199	196,461	0.0
301,000	Toronto-Dominion Bank, 5.298%, 01/30/2032	309,073	0.0
450,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	463,579	0.1
198,000 (3)	Truist Financial Corp., MTN, 5.867%, 06/08/2034	206,922	0.0
118,000 (3)	Truist Financial Corp., MTN, 6.123%, 10/28/2033	125,465	0.0
290,000 (1)(3)	UBS Group AG, 1.364%, 01/30/2027	284,758	0.0
909,000 (1)(3)	UBS Group AG, 5.379%, 09/06/2045	876,904	0.1
253,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	293,204	0.0
298,000 (1)(3)	UBS Group AG, 9.250%, 12/31/2199	326,004	0.0
41,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	42,063	0.0
1,892,000 (3)	Wells Fargo & Co., 5.605%, 04/23/2036	1,953,694	0.2
61,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	66,699	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
55,000 (3)	Wells Fargo & Co., MTN, 3.584%, 05/22/2028	$54,175	0.0
427,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	432,586	0.1
24,000	Weyerhaeuser Co., 4.750%, 05/15/2026	24,052	0.0
		67,062,970	7.3
	Industrial: 1.7%
202,000	3M Co., 5.150%, 03/15/2035	203,900	0.0
246,000	AGCO Corp., 5.450%, 03/21/2027	249,130	0.0
147,000	Amcor Group Finance PLC, 5.450%, 05/23/2029	151,244	0.0
416,000	Arrow Electronics, Inc., 5.150%, 08/21/2029	422,568	0.1
211,000 (2)	Avnet, Inc., 6.250%, 03/15/2028	219,375	0.0
505,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	517,801	0.1
450,000	Berry Global, Inc., 1.650%, 01/15/2027	431,777	0.1
28,000	Boeing Co., 5.705%, 05/01/2040	27,681	0.0
102,000	Boeing Co., 5.930%, 05/01/2060	97,047	0.0
39,000	Boeing Co., 6.858%, 05/01/2054	42,732	0.0
232,000	Boeing Co., 7.008%, 05/01/2064	255,064	0.0
144,000	Canadian Pacific Railway Co., 2.875%, 11/15/2029	135,356	0.0
157,000	Carrier Global Corp., 2.722%, 02/15/2030	145,957	0.0
131,000	Carrier Global Corp., 5.900%, 03/15/2034	139,552	0.0
207,000 (2)	Caterpillar Financial Services Corp., 4.375%, 08/16/2029	208,664	0.0
349,000	Caterpillar, Inc., 5.200%, 05/15/2035	355,938	0.1
418,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	426,814	0.1
431,000	CNH Industrial Capital LLC, 5.500%, 01/12/2029	444,910	0.1
373,000	CRH SMW Finance DAC, 5.200%, 05/21/2029	382,603	0.1
45,000	CSX Corp., 4.650%, 03/01/2068	37,007	0.0
25,000 (1)	FedEx Corp., 4.550%, 04/01/2046	20,193	0.0

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
970,000	Flex Ltd., 5.250%, 01/15/2032	$981,882	0.1
210,000	Fortune Brands Innovations, Inc., 3.250%, 09/15/2029	199,253	0.0
283,000 (2)	Fortune Brands Innovations, Inc., 5.875%, 06/01/2033	297,209	0.0
117,000	GATX Corp., 4.000%, 06/30/2030	113,894	0.0
84,000	GATX Corp., 6.050%, 06/05/2054	84,168	0.0
449,000	HEICO Corp., 5.250%, 08/01/2028	460,795	0.1
384,000	Honeywell International, Inc., 4.750%, 02/01/2032	387,730	0.1
114,000	Honeywell International, Inc., 5.000%, 03/01/2035	114,784	0.0
210,000 (2)	Huntington Ingalls Industries, Inc., 4.200%, 05/01/2030	205,556	0.0
65,000	Ingersoll Rand, Inc., 5.450%, 06/15/2034	66,887	0.0
829,000	John Deere Capital Corp., 4.400%, 09/08/2031	827,388	0.1
250,000	John Deere Capital Corp., MTN, 4.850%, 06/11/2029	256,237	0.0
449,000	John Deere Capital Corp., MTN, 4.900%, 03/07/2031	460,144	0.1
75,000	Mohawk Industries, Inc., 5.850%, 09/18/2028	77,926	0.0
32,000	Norfolk Southern Corp., 5.050%, 08/01/2030	33,079	0.0
80,000	Norfolk Southern Corp., 5.550%, 03/15/2034	83,691	0.0
17,000	Norfolk Southern Corp., 5.950%, 03/15/2064	17,514	0.0
72,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.200%, 11/15/2025	71,065	0.0
84,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 1.700%, 06/15/2026	81,727	0.0
510,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 07/01/2029	522,395	0.1
350,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.250%, 02/01/2030	358,355	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
754,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	$773,514	0.1
261,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	240,687	0.0
301,000	Ryder System, Inc., 5.000%, 03/15/2030	305,537	0.0
149,000	Ryder System, Inc., 6.600%, 12/01/2033	163,859	0.0
196,000	Ryder System, Inc., GMTN, 4.950%, 09/01/2029	199,542	0.0
235,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	241,215	0.0
41,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	42,142	0.0
299,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	309,672	0.1
60,000 (1)	Sealed Air Corp., 1.573%, 10/15/2026	57,441	0.0
572,000	Smurfit Kappa Treasury ULC, 5.200%, 01/15/2030	583,768	0.1
249,000	Smurfit Kappa Treasury ULC, 5.438%, 04/03/2034	252,506	0.0
220,000	Smurfit Kappa Treasury ULC, 5.777%, 04/03/2054	217,687	0.0
216,000	Sonoco Products Co., 4.600%, 09/01/2029	215,604	0.0
46,000	Union Pacific Corp., 3.750%, 02/05/2070	31,195	0.0
9,000	Union Pacific Corp., 3.799%, 04/06/2071	6,174	0.0
13,000	Union Pacific Corp., 4.100%, 09/15/2067	9,627	0.0
223,000	Union Pacific Corp., 5.100%, 02/20/2035	226,902	0.0
25,000	Union Pacific Corp., 5.150%, 01/20/2063	22,813	0.0
275,000	United Parcel Service, Inc., 5.950%, 05/14/2055	282,431	0.0
129,000	United Parcel Service, Inc., 6.050%, 05/14/2065	132,150	0.0
235,000	Westinghouse Air Brake Technologies Corp., 4.700%, 09/15/2028	236,409	0.0
		15,167,867	1.7
	Technology: 1.9%
855,000	Accenture Capital, Inc., 4.250%, 10/04/2031	847,247	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
430,000	Adobe, Inc., 4.950%, 01/17/2030	$444,305	0.1
462,000	AppLovin Corp., 5.125%, 12/01/2029	468,148	0.1
384,000	AppLovin Corp., 5.375%, 12/01/2031	390,918	0.1
416,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	403,662	0.1
207,000 (1)(2)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	199,027	0.0
471,000 (1)	Broadcom, Inc., 2.450%, 02/15/2031	421,310	0.1
564,000 (1)	Broadcom, Inc., 3.187%, 11/15/2036	467,785	0.1
245,000	Broadcom, Inc., 4.800%, 10/15/2034	242,148	0.0
664,000 (1)	Broadcom, Inc., 4.926%, 05/15/2037	644,773	0.1
221,000	Broadcom, Inc., 5.050%, 04/15/2030	226,459	0.0
214,000	Broadcom, Inc., 5.150%, 11/15/2031	220,242	0.0
106,000	Broadcom, Inc., 5.200%, 04/15/2032	109,050	0.0
333,000	Cadence Design Systems, Inc., 4.300%, 09/10/2029	333,137	0.0
207,000	CDW LLC / CDW Finance Corp., 5.100%, 03/01/2030	208,615	0.0
296,000 (1)	Constellation Software, Inc./Canada, 5.158%, 02/16/2029	301,195	0.0
304,000	Fiserv, Inc., 5.150%, 03/15/2027	308,106	0.0
111,000	Fiserv, Inc., 5.150%, 08/12/2034	111,463	0.0
214,000 (1)	Foundry JV Holdco LLC, 5.875%, 01/25/2034	217,664	0.0
488,000 (1)	Foundry JV Holdco LLC, 5.900%, 01/25/2030	510,251	0.1
280,000 (1)	Foundry JV Holdco LLC, 6.100%, 01/25/2036	290,024	0.0
282,000 (1)	Foundry JV Holdco LLC, 6.200%, 01/25/2037	293,888	0.0
458,000	Hewlett Packard Enterprise Co., 4.850%, 10/15/2031	457,018	0.1
334,000	Hewlett Packard Enterprise Co., 5.000%, 10/15/2034	324,137	0.0
730,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	674,717	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
178,000	HP, Inc., 2.650%, 06/17/2031	$157,589	0.0
332,000	IBM International Capital Pte Ltd., 4.750%, 02/05/2031	336,512	0.0
43,000	Intel Corp., 2.800%, 08/12/2041	28,955	0.0
5,000 (2)	Intel Corp., 5.200%, 02/10/2033	5,044	0.0
21,000	Intel Corp., 5.600%, 02/21/2054	19,279	0.0
75,000	Intel Corp., 5.700%, 02/10/2053	69,850	0.0
699,000	International Business Machines Corp., 4.800%, 02/10/2030	710,361	0.1
279,000	International Business Machines Corp., 5.000%, 02/10/2032	284,866	0.0
279,000	International Business Machines Corp., 5.200%, 02/10/2035	283,287	0.0
413,000	International Business Machines Corp., 5.700%, 02/10/2055	408,756	0.1
456,000	Intuit, Inc., 5.500%, 09/15/2053	453,112	0.1
235,000	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	222,020	0.0
210,000	Marvell Technology, Inc., 5.750%, 02/15/2029	218,709	0.0
277,000	Micron Technology, Inc., 5.800%, 01/15/2035	286,593	0.0
448,000 (1)	MSCI, Inc., 3.625%, 09/01/2030	420,528	0.1
212,000	NetApp, Inc., 5.500%, 03/17/2032	218,442	0.0
39,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	36,984	0.0
233,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 5.000%, 01/15/2033	232,359	0.0
692,000	Oracle Corp., 2.300%, 03/25/2028	656,940	0.1
61,000	Oracle Corp., 2.800%, 04/01/2027	59,490	0.0
123,000	Oracle Corp., 3.250%, 11/15/2027	120,269	0.0
214,000	Oracle Corp., 3.800%, 11/15/2037	183,313	0.0
26,000	Oracle Corp., 3.850%, 07/15/2036	22,906	0.0
77,000	Oracle Corp., 3.850%, 04/01/2060	53,109	0.0
25,000	Oracle Corp., 3.900%, 05/15/2035	22,566	0.0
459,000	Oracle Corp., 5.375%, 09/27/2054	419,894	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
193,000	Oracle Corp., 5.500%, 09/27/2064	$175,925	0.0
456,000	Oracle Corp., 6.000%, 08/03/2055	455,613	0.1
147,000	Oracle Corp., 6.125%, 08/03/2065	147,257	0.0
382,000	Qualcomm, Inc., 6.000%, 05/20/2053	402,906	0.1
217,000	QUALCOMM, Inc., 4.750%, 05/20/2032	219,616	0.0
210,000	Synopsys, Inc., 5.000%, 04/01/2032	212,803	0.0
216,000	Take-Two Interactive Software, Inc., 5.400%, 06/12/2029	222,514	0.0
210,000	Teledyne FLIR LLC, 2.500%, 08/01/2030	190,335	0.0
		17,073,991	1.9
	Utilities: 2.3%
434,000	AEP Texas, Inc., 5.450%, 05/15/2029	448,172	0.1
123,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	124,647	0.0
330,000	AES Corp., 2.450%, 01/15/2031	288,664	0.0
240,000 (1)	AES Corp., 3.950%, 07/15/2030	228,309	0.0
291,000	AES Corp., 5.450%, 06/01/2028	297,446	0.1
352,000	AES Corp., 5.800%, 03/15/2032	357,572	0.1
90,000	Alabama Power Co., 5.850%, 11/15/2033	96,050	0.0
16,000 (1)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	14,504	0.0
339,000	Ameren Corp., 5.000%, 01/15/2029	345,268	0.1
135,000 (1)	American Transmission Systems, Inc., 2.650%, 01/15/2032	118,868	0.0
227,000	Avangrid, Inc., 3.800%, 06/01/2029	221,856	0.0
159,000	Black Hills Corp., 3.050%, 10/15/2029	149,144	0.0
92,000	Black Hills Corp., 6.000%, 01/15/2035	95,487	0.0
175,000 (1)	Boston Gas Co., 5.843%, 01/10/2035	182,021	0.0
185,000	CenterPoint Energy, Inc., 5.400%, 06/01/2029	191,313	0.0
146,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	131,403	0.0
294,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	286,147	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
27,000	Commonwealth Edison Co., 5.900%, 03/15/2036	$28,864	0.0
67,000	Consolidated Edison Co. of New York, Inc. 05-A, 5.300%, 03/01/2035	68,692	0.0
683,000	DTE Energy Co., 5.100%, 03/01/2029	696,705	0.1
305,000	DTE Energy Co., 5.200%, 04/01/2030	312,257	0.1
110,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	99,740	0.0
24,000	Duke Energy Carolinas LLC, 6.450%, 10/15/2032	26,394	0.0
198,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	175,307	0.0
72,000	Duke Energy Florida LLC, 5.875%, 11/15/2033	76,786	0.0
282,000	Duke Energy Progress LLC, 5.550%, 03/15/2055	275,923	0.0
131,000 (1)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	115,936	0.0
177,000	Entergy Corp., 2.400%, 06/15/2031	156,457	0.0
113,000	Entergy Corp., 2.800%, 06/15/2030	104,441	0.0
160,000	Entergy Mississippi LLC, 5.000%, 09/01/2033	160,343	0.0
373,000	Essential Utilities, Inc., 2.704%, 04/15/2030	343,884	0.1
91,000	Essential Utilities, Inc., 5.375%, 01/15/2034	92,301	0.0
146,000	Evergy Kansas Central, Inc., 5.250%, 03/15/2035	147,792	0.0
64,000	Evergy Kansas Central, Inc., 5.900%, 11/15/2033	67,893	0.0
210,000	Eversource Energy, 2.550%, 03/15/2031	186,814	0.0
67,000	Eversource Energy, 5.125%, 05/15/2033	67,089	0.0
112,000	Eversource Energy, 5.500%, 01/01/2034	114,120	0.0
266,000	Eversource Energy, 5.950%, 02/01/2029	277,918	0.0
60,000	Exelon Corp., 4.950%, 06/15/2035	58,351	0.0
391,000	Exelon Corp., 5.150%, 03/15/2028	399,779	0.1
182,000	Exelon Corp., 5.150%, 03/15/2029	186,802	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
327,000	FirstEnergy Corp. B, 3.900%, 07/15/2027	$323,437	0.1
167,000	Florida Power & Light Co., 4.625%, 05/15/2030	169,283	0.0
166,000	Florida Power & Light Co., 5.300%, 06/15/2034	171,183	0.0
21,000	Florida Power & Light Co., 5.400%, 09/01/2035	21,773	0.0
13,000	Florida Power & Light Co., 5.650%, 02/01/2037	13,632	0.0
19,000	Indiana Michigan Power Co., 6.050%, 03/15/2037	20,520	0.0
63,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	60,524	0.0
45,000 (1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	39,483	0.0
64,000	Kentucky Utilities Co. KENT, 5.450%, 04/15/2033	66,056	0.0
235,000 (1)	Liberty Utilities Co., 5.577%, 01/31/2029	241,869	0.0
275,000 (1)	Liberty Utilities Co., 5.869%, 01/31/2034	280,838	0.0
64,000	Louisville Gas and Electric Co. LOU, 5.450%, 04/15/2033	66,208	0.0
29,000	Mississippi Power Co., 4.750%, 10/15/2041	25,101	0.0
306,000 (1)	Monongahela Power Co., 3.550%, 05/15/2027	301,616	0.1
169,000 (1)	Monongahela Power Co., 5.850%, 02/15/2034	175,820	0.0
51,000 (1)	Narragansett Electric Co., 3.395%, 04/09/2030	48,696	0.0
228,000	National Grid PLC, 5.418%, 01/11/2034	234,380	0.0
406,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	373,741	0.1
117,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	104,484	0.0
28,000	National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	26,725	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
47,000	National Rural Utilities Cooperative Finance Corp., 4.150%, 12/15/2032	$45,091	0.0
238,000	National Rural Utilities Cooperative Finance Corp., 5.000%, 08/15/2034	239,651	0.0
121,000 (3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	120,369	0.0
26,000	National Rural Utilities Cooperative Finance Corp., 5.800%, 01/15/2033	27,644	0.0
384,000 (3)	National Rural Utilities Cooperative Finance Corp., 7.451%, (TSFR3M + 3.172%), 04/30/2043	383,050	0.1
183,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.650%, 06/15/2031	155,786	0.0
20,000 (1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	19,728	0.0
361,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	348,270	0.1
371,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	356,412	0.1
252,000	NextEra Energy Capital Holdings, Inc., 5.300%, 03/15/2032	259,797	0.0
246,000 (3)	NextEra Energy Capital Holdings, Inc., 6.375%, 08/15/2055	251,819	0.0
268,000 (3)	NextEra Energy Capital Holdings, Inc., 6.500%, 08/15/2055	274,620	0.0
284,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	250,866	0.0
81,000 (1)	Niagara Mohawk Power Corp., 5.664%, 01/17/2054	77,974	0.0
322,000	NiSource, Inc., 5.850%, 04/01/2055	318,959	0.1
637,000 (1)	NorthWestern Corp., 5.073%, 03/21/2030	647,336	0.1
125,000	NSTAR Electric Co., 1.950%, 08/15/2031	108,250	0.0
72,000	NSTAR Electric Co., 5.400%, 06/01/2034	73,813	0.0
109,000	OGE Energy Corp., 5.450%, 05/15/2029	112,965	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
144,000	ONE Gas, Inc., 5.100%, 04/01/2029	$147,554	0.0
74,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	55,928	0.0
65,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	51,703	0.0
37,000	PacifiCorp, 4.100%, 02/01/2042	29,815	0.0
283,000 (1)	PSEG Power LLC, 5.200%, 05/15/2030	288,912	0.0
349,000 (1)	PSEG Power LLC, 5.750%, 05/15/2035	359,570	0.1
112,000	Public Service Electric and Gas Co., MTN, 5.200%, 03/01/2034	114,906	0.0
213,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	187,158	0.0
238,000	Public Service Enterprise Group, Inc., 4.900%, 03/15/2030	242,182	0.0
382,000	Public Service Enterprise Group, Inc., 5.200%, 04/01/2029	392,868	0.1
80,000	Public Service Enterprise Group, Inc., 5.400%, 03/15/2035	80,981	0.0
372,000 (3)	Sempra, 6.400%, 10/01/2054	354,080	0.1
1,785,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	1,479,765	0.2
503,000 (3)	Southern Co. 21-A, 3.750%, 09/15/2051	496,869	0.1
64,000	Southwestern Electric Power Co., 5.300%, 04/01/2033	64,633	0.0
806,000	Southwestern Public Service Co., 5.300%, 05/15/2035	810,434	0.1
45,000	Southwestern Public Service Co., 6.000%, 06/01/2054	45,438	0.0
252,000	Tucson Electric Power Co., 5.200%, 09/15/2034	253,198	0.0
120,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	111,649	0.0
116,000	Wisconsin Power and Light Co., 5.375%, 03/30/2034	118,909	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
267,000	Xcel Energy, Inc., 5.600%, 04/15/2035	$272,711	0.0
		20,614,491	2.3
	Total Corporate Bonds/Notes (Cost $196,886,758)	199,013,661	21.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.1%
	Federal Home Loan Mortgage Corporation: 2.8%(4)
119,336	2.500%, 05/01/2030	115,291	0.0
245,411	2.500%, 05/01/2030	236,883	0.0
395,769	2.500%, 06/01/2030	382,115	0.0
1,610,448	3.000%, 03/01/2045	1,438,672	0.2
1,753,817	3.000%, 03/01/2045	1,571,836	0.2
1,622,233	3.000%, 04/01/2045	1,452,563	0.2
1,675,157	3.000%, 04/01/2045	1,497,872	0.2
3,004,342	3.000%, 10/01/2046	2,673,956	0.3
631,587	3.500%, 08/01/2042	592,914	0.1
1,732,511	3.500%, 03/01/2045	1,610,267	0.2
221,137	3.500%, 04/01/2045	204,803	0.0
759,035	3.500%, 05/01/2045	703,281	0.1
331,050	3.500%, 06/01/2045	306,324	0.0
419,710	3.500%, 07/01/2045	390,617	0.0
436,400	3.500%, 07/01/2045	407,779	0.1
247,207	3.500%, 08/01/2045	229,253	0.0
363,253	3.500%, 08/01/2045	338,864	0.0
413,387	3.500%, 08/01/2045	384,561	0.0
434,800	3.500%, 08/01/2045	402,323	0.0
505,048	3.500%, 08/01/2045	468,787	0.1
498,938	3.500%, 09/01/2045	462,084	0.1
675,907	3.500%, 09/01/2045	629,617	0.1
776,215	3.500%, 11/01/2045	709,214	0.1
430,213	4.000%, 10/01/2041	413,673	0.1
446,332	4.000%, 12/01/2041	429,293	0.1
117,437	4.000%, 07/01/2045	111,642	0.0
69,351	4.000%, 09/01/2045	65,675	0.0
594,472	4.000%, 09/01/2045	559,377	0.1
1,068,152	4.000%, 09/01/2045	1,015,220	0.1
1,177,441	4.000%, 09/01/2045	1,118,848	0.1
503,272	4.000%, 05/01/2047	479,724	0.1
160,459	4.000%, 11/01/2047	151,816	0.0
153,142	4.000%, 03/01/2048	145,331	0.0
653,687	4.000%, 06/01/2048	622,522	0.1
3,068	4.500%, 06/01/2039	3,067	0.0
8,480	4.500%, 09/01/2040	8,450	0.0
30,614	4.500%, 03/01/2041	30,476	0.0
144,926	4.500%, 08/01/2041	143,408	0.0
237,827	4.500%, 08/01/2041	237,048	0.0
92,085	4.500%, 09/01/2041	91,386	0.0
106,509	4.500%, 09/01/2041	105,963	0.0
191,629	4.500%, 09/01/2041	190,823	0.0
646,248	4.500%, 09/01/2041	637,151	0.1
5,620	5.000%, 05/01/2028	5,653	0.0
42,199	5.000%, 05/01/2035	42,849	0.0
121,595	5.000%, 01/01/2041	123,325	0.0
75,427	5.000%, 04/01/2041	75,373	0.0
4,309	5.500%, 03/01/2034	4,416	0.0
674	5.500%, 05/01/2036	680	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
31,074	5.500%, 06/01/2036	$32,062	0.0
3,630	5.500%, 12/01/2036	3,753	0.0
17,875	5.500%, 03/01/2037	18,147	0.0
4,615	5.500%, 04/01/2037	4,756	0.0
29,518	5.500%, 05/01/2037	30,452	0.0
48,976	5.500%, 07/01/2037	50,515	0.0
6,334	5.500%, 09/01/2037	6,528	0.0
5,495	5.500%, 10/01/2037	5,661	0.0
16,868	5.500%, 11/01/2037	17,402	0.0
15,787	5.500%, 12/01/2037	16,213	0.0
54,666	5.500%, 12/01/2037	56,362	0.0
3,307	5.500%, 01/01/2038	3,387	0.0
3,500	5.500%, 01/01/2038	3,612	0.0
36,185	5.500%, 02/01/2038	37,329	0.0
50,021	5.500%, 02/01/2038	51,409	0.0
36,282	5.500%, 03/01/2038	37,363	0.0
43,074	5.500%, 04/01/2038	44,340	0.0
3,794	5.500%, 05/01/2038	3,896	0.0
41,989	5.500%, 05/01/2038	43,000	0.0
24,557	5.500%, 06/01/2038	25,128	0.0
95,201	5.500%, 06/01/2038	97,727	0.0
87,226	5.500%, 07/01/2038	89,861	0.0
3,198	5.500%, 08/01/2038	3,267	0.0
17,489	5.500%, 08/01/2038	17,960	0.0
19,852	5.500%, 09/01/2038	20,386	0.0
17,461	5.500%, 10/01/2038	17,946	0.0
20,334	5.500%, 10/01/2038	20,882	0.0
1,975	5.500%, 11/01/2038	2,028	0.0
64,911	5.500%, 11/01/2038	66,766	0.0
3,881	5.500%, 12/01/2038	3,974	0.0
6,790	5.500%, 12/01/2038	7,020	0.0
15,168	5.500%, 01/01/2039	15,589	0.0
35,469	5.500%, 03/01/2039	36,411	0.0
13,264	5.500%, 07/01/2039	13,632	0.0
8,627	5.500%, 12/01/2039	8,863	0.0
57,489	5.500%, 03/01/2040	59,061	0.0
19,278	5.500%, 08/01/2040	19,743	0.0
32,915	5.500%, 08/01/2040	33,709	0.0
38,234	5.500%, 08/01/2040	39,279	0.0
60,445	6.000%, 09/01/2027	61,490	0.0
2,344	6.000%, 02/01/2029	2,393	0.0
3,229	6.000%, 05/01/2035	3,324	0.0
155,133	6.000%, 03/01/2037	162,910	0.0
1,354	6.000%, 05/01/2037	1,421	0.0
18,779	6.000%, 07/01/2037	19,721	0.0
3,210	6.000%, 08/01/2037	3,331	0.0
21,389	6.000%, 08/01/2037	22,458	0.0
100,811	6.000%, 09/01/2037	105,866	0.0
312	6.000%, 10/01/2037	327	0.0
4,874	6.000%, 11/01/2037	5,117	0.0
1,604	6.000%, 12/01/2037	1,655	0.0
4,302	6.000%, 12/01/2037	4,516	0.0
113,503	6.000%, 01/01/2038	119,196	0.0
672	6.000%, 04/01/2038	706	0.0
4,591	6.000%, 06/01/2038	4,770	0.0
141	6.000%, 07/01/2038	146	0.0
9,236	6.000%, 08/01/2038	9,574	0.0
26,714	6.000%, 11/01/2038	27,968	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
10,210	6.000%, 05/01/2039	$10,627	0.0
6,285	6.000%, 08/01/2039	6,545	0.0
1,503	6.000%, 09/01/2039	1,553	0.0
305,090	6.500%, 09/01/2034	318,042	0.0
1,330 (3)	6.500%, (H15T1Y + 2.250%), 04/01/2032	1,357	0.0
3,007 (3)	6.677%, (H15T1Y + 2.250%), 11/01/2031	3,060	0.0
159,747 (3)	6.826%, (RFUCCT1Y + 1.739%), 06/01/2035	165,099	0.0
23,760 (3)	7.044%, (RFUCCT1Y + 1.345%), 09/01/2035	24,321	0.0
11,022 (3)	7.434%, (H15T1Y + 2.436%), 01/01/2029	11,044	0.0
		26,187,021	2.8
	Federal National Mortgage Association: 0.1%(4)
669 (3)	4.437%, (ECOFC + 1.257%), 05/01/2036	660	0.0
4,639 (3)	4.887%, (ECOFC + 1.933%), 12/01/2036	4,602	0.0
16,072 (3)	5.697%, (12MTA + 1.200%), 08/01/2042	16,096	0.0
25,293 (3)	5.697%, (12MTA + 1.200%), 08/01/2042	25,452	0.0
8,196 (3)	5.697%, (12MTA + 1.200%), 10/01/2044	8,269	0.0
13,148 (3)	5.697%, (12MTA + 1.200%), 10/01/2044	13,179	0.0
9,833 (3)	5.935%, (RFUCCT1M + 1.560%), 02/01/2033	9,869	0.0
8,106 (3)	5.998%, (RFUCCT6M + 1.373%), 09/01/2035	8,117	0.0
12,540 (3)	6.448%, (RFUCCT1Y + 1.662%), 02/01/2034	12,660	0.0
5,494 (3)	6.460%, (H15T1Y + 2.210%), 04/01/2032	5,586	0.0
43,412 (3)	6.471%, (RFUCCT1Y + 1.552%), 04/01/2035	43,974	0.0
105,438 (3)	6.534%, (RFUCCT1Y + 1.659%), 10/01/2035	107,285	0.0
16,023 (3)	6.675%, (RFUCCT1Y + 1.675%), 02/01/2035	16,340	0.0
205,034 (3)	6.692%, (H15T1Y + 1.805%), 08/01/2035	208,066	0.1
711 (3)	6.722%, (H15T1Y + 2.215%), 09/01/2031	718	0.0
51,442 (3)	7.175%, (H15T1Y + 2.175%), 10/01/2035	52,636	0.0
9,357 (3)	7.223%, (RFUCCT1Y + 1.473%), 08/01/2035	9,481	0.0
59,897 (3)	7.435%, (RFUCCT1Y + 1.810%), 09/01/2034	61,257	0.0
		604,247	0.1
	Government National Mortgage Association: 4.0%
3,478,755	2.500%, 08/20/2051	2,959,190	0.3
2,833,883	2.500%, 09/20/2051	2,410,626	0.3
1,468,840	2.500%, 11/20/2051	1,249,456	0.1
2,977,798	2.500%, 12/20/2051	2,533,031	0.3
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
4,750,196	2.500%, 03/20/2052	$4,040,697	0.4
4,042,392	2.500%, 04/20/2052	3,438,603	0.4
4,327,914	3.000%, 04/20/2045	3,895,496	0.4
778,059	3.000%, 11/20/2051	688,998	0.1
856,582	3.000%, 03/20/2052	757,177	0.1
1,590,544	3.500%, 07/20/2046	1,435,895	0.2
230,405	3.500%, 07/20/2047	213,047	0.0
2,133,996	3.500%, 01/20/2048	1,966,048	0.2
289,843	4.000%, 11/20/2040	277,324	0.0
521,029	4.000%, 03/20/2046	487,256	0.1
458,399	4.500%, 08/20/2041	455,091	0.1
212,253	4.500%, 01/20/2047	207,516	0.0
2,901	5.000%, 11/15/2035	2,913	0.0
3,717	5.000%, 11/15/2035	3,763	0.0
10,724	5.000%, 11/15/2035	10,767	0.0
12,106	5.000%, 06/15/2037	12,165	0.0
25,147	5.000%, 03/15/2038	25,197	0.0
42,022	5.000%, 03/15/2038	42,600	0.0
2,137	5.000%, 06/15/2038	2,147	0.0
712	5.000%, 09/15/2038	719	0.0
7,169	5.000%, 11/15/2038	7,200	0.0
25,165	5.000%, 11/15/2038	25,512	0.0
6,544	5.000%, 12/15/2038	6,634	0.0
33,571	5.000%, 12/15/2038	33,992	0.0
30,850	5.000%, 01/15/2039	31,275	0.0
60,753	5.000%, 01/15/2039	61,553	0.0
14,279	5.000%, 02/15/2039	14,348	0.0
32,651	5.000%, 02/15/2039	33,101	0.0
50,351	5.000%, 02/15/2039	50,963	0.0
1,344	5.000%, 03/15/2039	1,363	0.0
38,809	5.000%, 03/15/2039	38,998	0.0
41,305	5.000%, 03/15/2039	41,874	0.0
65,098	5.000%, 03/15/2039	65,994	0.0
39,055	5.000%, 04/15/2039	39,585	0.0
152	5.000%, 05/15/2039	153	0.0
25,396	5.000%, 05/15/2039	25,746	0.0
55,605	5.000%, 05/15/2039	56,371	0.0
34,553	5.000%, 07/15/2039	35,026	0.0
25,678	5.000%, 09/15/2039	25,918	0.0
6,625	5.000%, 11/15/2039	6,635	0.0
993	5.000%, 04/15/2040	1,004	0.0
6,000	5.000%, 06/15/2040	6,079	0.0
13,190	5.000%, 09/15/2040	13,370	0.0
26,293	5.000%, 10/15/2040	26,652	0.0
42,459	5.000%, 05/15/2042	42,697	0.0
141,888	5.000%, 02/20/2043	143,708	0.0
8,666,000 (5)	5.500%, 08/20/2055	8,666,000	1.0
		36,617,473	4.0
	Uniform Mortgage-Backed Securities: 12.2%
3,383,542	2.000%, 10/01/2050	2,702,127	0.3
832,511	2.000%, 11/01/2051	671,707	0.1
2,295,594	2.000%, 11/01/2051	1,848,732	0.2
4,305,474	2.000%, 12/01/2051	3,421,510	0.4
5,441,992	2.000%, 12/01/2051	4,352,260	0.5
1,584,899	2.000%, 02/01/2052	1,272,220	0.2
2,869,799	2.000%, 02/01/2052	2,307,018	0.3
2,763,448	2.000%, 03/01/2052	2,192,747	0.3
523,315	2.500%, 05/01/2030	507,125	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
432,604	2.500%, 07/01/2030	$418,460	0.1
1,618,352	2.500%, 11/01/2051	1,351,551	0.2
3,092,678	2.500%, 12/01/2051	2,604,169	0.3
3,873,682	2.500%, 12/01/2051	3,264,765	0.4
2,092,716	2.500%, 02/01/2052	1,766,744	0.2
3,384,561	2.500%, 02/01/2052	2,843,056	0.3
3,455,328	2.500%, 02/01/2052	2,900,025	0.3
4,049,602	2.500%, 02/01/2052	3,399,630	0.4
5,322,920	2.500%, 02/01/2052	4,472,319	0.5
562,755	3.000%, 09/01/2030	550,200	0.1
619,892	3.000%, 08/01/2043	560,921	0.1
1,080,538	3.000%, 09/01/2043	976,836	0.1
2,461,142	3.000%, 08/01/2046	2,201,438	0.3
236,461	3.000%, 09/01/2046	210,191	0.0
1,947,171	3.000%, 02/01/2052	1,707,219	0.2
346,559	3.500%, 12/01/2041	325,765	0.1
58,666	3.500%, 08/01/2042	55,121	0.0
305,412	3.500%, 08/01/2042	281,030	0.0
239,903	3.500%, 10/01/2042	225,133	0.0
417,857	3.500%, 10/01/2042	392,131	0.1
185,347	3.500%, 03/01/2043	173,975	0.0
1,411,970	3.500%, 01/01/2046	1,307,216	0.2
2,290,921	3.500%, 02/01/2046	2,118,109	0.2
1,955,743	3.500%, 08/01/2046	1,804,570	0.2
1,716,973	3.500%, 09/01/2047	1,575,993	0.2
1,748,722	3.500%, 02/01/2052	1,585,408	0.2
917	4.000%, 05/01/2029	910	0.0
9,567	4.000%, 11/01/2030	9,508	0.0
5,298	4.000%, 02/01/2031	5,262	0.0
3,321	4.000%, 10/01/2031	3,298	0.0
157,282	4.000%, 07/01/2042	151,619	0.0
315,700	4.000%, 07/01/2042	304,792	0.1
1,278,360	4.000%, 07/01/2042	1,233,523	0.2
117,867	4.000%, 08/01/2042	114,939	0.0
1,111,260	4.000%, 08/01/2043	1,070,676	0.1
1,753,373	4.000%, 09/01/2043	1,689,702	0.2
60,332	4.000%, 10/01/2043	57,992	0.0
130,952	4.000%, 10/01/2043	125,750	0.0
321,623	4.000%, 06/01/2045	305,235	0.1
658,691	4.000%, 07/01/2045	625,249	0.1
1,278,083	4.000%, 07/01/2045	1,212,058	0.1
2,428,363	4.000%, 02/01/2046	2,304,130	0.3
473,253	4.000%, 06/01/2047	450,188	0.1
60,420	4.000%, 03/01/2048	57,179	0.0
265,528	4.000%, 03/01/2048	251,544	0.0
1,990,195	4.000%, 09/01/2048	1,879,375	0.2
289	4.500%, 10/01/2025	288	0.0
3,476	4.500%, 07/01/2026	3,466	0.0
115,305	4.500%, 04/01/2029	115,539	0.0
1,817	4.500%, 06/01/2029	1,817	0.0
21,880	4.500%, 06/01/2029	21,859	0.0
22,731	4.500%, 07/01/2029	22,736	0.0
555	4.500%, 10/01/2029	555	0.0
3,872	4.500%, 06/01/2030	3,868	0.0
135,518	4.500%, 10/01/2030	136,058	0.0
23,873	4.500%, 02/01/2031	23,869	0.0
20,216	4.500%, 05/01/2031	20,294	0.0
17,555	4.500%, 10/01/2033	17,503	0.0
7,814	4.500%, 01/01/2034	7,770	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,234	4.500%, 07/01/2034	$1,223	0.0
2,438	4.500%, 09/01/2035	2,412	0.0
13,425	4.500%, 09/01/2035	13,396	0.0
17,139	4.500%, 11/01/2035	17,068	0.0
104,440	4.500%, 02/01/2036	102,846	0.0
34,960	4.500%, 01/01/2037	34,899	0.0
17,854	4.500%, 09/01/2037	17,777	0.0
1,366	4.500%, 02/01/2038	1,364	0.0
9,938	4.500%, 01/01/2039	9,920	0.0
16,392	4.500%, 02/01/2039	16,364	0.0
7,676	4.500%, 04/01/2039	7,667	0.0
21,995	4.500%, 04/01/2039	21,957	0.0
40,974	4.500%, 04/01/2039	40,580	0.0
169	4.500%, 05/01/2039	168	0.0
2,301	4.500%, 05/01/2039	2,297	0.0
7,152	4.500%, 05/01/2039	7,139	0.0
37,766	4.500%, 05/01/2039	37,681	0.0
42,663	4.500%, 05/01/2039	42,589	0.0
46,415	4.500%, 05/01/2039	46,335	0.0
481,378	4.500%, 05/01/2039	480,547	0.1
3,925	4.500%, 06/01/2039	3,916	0.0
58,932	4.500%, 06/01/2039	58,830	0.0
8,527	4.500%, 07/01/2039	8,513	0.0
13,169	4.500%, 07/01/2039	13,166	0.0
28,335	4.500%, 07/01/2039	28,304	0.0
28,613	4.500%, 08/01/2039	28,563	0.0
32,426	4.500%, 08/01/2039	32,106	0.0
57,285	4.500%, 08/01/2039	57,186	0.0
107,897	4.500%, 08/01/2039	107,711	0.0
102,664	4.500%, 09/01/2039	101,651	0.0
88,947	4.500%, 10/01/2039	88,793	0.0
5,695	4.500%, 11/01/2039	5,684	0.0
51,250	4.500%, 11/01/2039	51,114	0.0
2,862	4.500%, 12/01/2039	2,857	0.0
5,967	4.500%, 12/01/2039	5,943	0.0
3,018	4.500%, 01/01/2040	3,011	0.0
192,925	4.500%, 01/01/2040	192,170	0.0
47,370	4.500%, 02/01/2040	47,269	0.0
91,573	4.500%, 02/01/2040	91,377	0.0
28,814	4.500%, 04/01/2040	28,759	0.0
275,988	4.500%, 04/01/2040	275,369	0.0
30,489	4.500%, 05/01/2040	30,417	0.0
121,362	4.500%, 05/01/2040	121,413	0.0
1,863	4.500%, 06/01/2040	1,857	0.0
18,810	4.500%, 06/01/2040	18,766	0.0
32,821	4.500%, 06/01/2040	32,744	0.0
59,777	4.500%, 06/01/2040	59,637	0.0
156,520	4.500%, 06/01/2040	156,169	0.0
8,436	4.500%, 07/01/2040	8,393	0.0
43,878	4.500%, 07/01/2040	43,757	0.0
66,406	4.500%, 07/01/2040	66,257	0.0
1,150	4.500%, 08/01/2040	1,147	0.0
2,758	4.500%, 08/01/2040	2,741	0.0
15,556	4.500%, 08/01/2040	15,477	0.0
17,265	4.500%, 08/01/2040	17,213	0.0
37,283	4.500%, 08/01/2040	37,176	0.0
38,803	4.500%, 08/01/2040	38,688	0.0
40,382	4.500%, 08/01/2040	39,652	0.0
5,593	4.500%, 09/01/2040	5,577	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
9,607	4.500%, 09/01/2040	$9,573	0.0
11,371	4.500%, 09/01/2040	11,201	0.0
14,239	4.500%, 09/01/2040	14,162	0.0
14,983	4.500%, 09/01/2040	14,930	0.0
68,161	4.500%, 09/01/2040	67,609	0.0
115,350	4.500%, 09/01/2040	115,056	0.0
13,865	4.500%, 10/01/2040	13,790	0.0
16,354	4.500%, 10/01/2040	16,306	0.0
50,773	4.500%, 10/01/2040	49,509	0.0
67,141	4.500%, 10/01/2040	66,990	0.0
97,183	4.500%, 10/01/2040	97,015	0.0
23,695	4.500%, 11/01/2040	23,625	0.0
28,499	4.500%, 11/01/2040	28,406	0.0
109,533	4.500%, 11/01/2040	107,047	0.0
203,430	4.500%, 11/01/2040	202,514	0.0
593,746	4.500%, 11/01/2040	592,293	0.1
1,611	4.500%, 12/01/2040	1,608	0.0
10,487	4.500%, 12/01/2040	10,384	0.0
13,270	4.500%, 12/01/2040	13,237	0.0
13,550	4.500%, 12/01/2040	13,497	0.0
19,928	4.500%, 12/01/2040	19,883	0.0
26,082	4.500%, 12/01/2040	25,988	0.0
62,812	4.500%, 12/01/2040	62,471	0.0
64,212	4.500%, 12/01/2040	63,692	0.0
118,511	4.500%, 12/01/2040	118,185	0.0
10,564	4.500%, 01/01/2041	10,510	0.0
24,418	4.500%, 01/01/2041	24,338	0.0
75,051	4.500%, 01/01/2041	74,181	0.0
136,063	4.500%, 01/01/2041	135,157	0.0
238,143	4.500%, 01/01/2041	236,998	0.0
12,550	4.500%, 02/01/2041	12,506	0.0
31,002	4.500%, 02/01/2041	30,916	0.0
42,395	4.500%, 02/01/2041	42,217	0.0
43,263	4.500%, 02/01/2041	43,095	0.0
50,130	4.500%, 02/01/2041	49,154	0.0
2,362	4.500%, 03/01/2041	2,355	0.0
10,240	4.500%, 03/01/2041	9,858	0.0
11,521	4.500%, 03/01/2041	11,480	0.0
14,617	4.500%, 03/01/2041	14,551	0.0
22,503	4.500%, 03/01/2041	22,464	0.0
30,200	4.500%, 03/01/2041	30,110	0.0
48,066	4.500%, 03/01/2041	47,938	0.0
62,838	4.500%, 03/01/2041	62,729	0.0
104,181	4.500%, 03/01/2041	102,870	0.0
3,128	4.500%, 04/01/2041	3,105	0.0
13,877	4.500%, 04/01/2041	13,691	0.0
22,037	4.500%, 04/01/2041	21,965	0.0
65,900	4.500%, 04/01/2041	64,530	0.0
124,343	4.500%, 04/01/2041	123,744	0.0
220,811	4.500%, 04/01/2041	219,681	0.0
2,034	4.500%, 05/01/2041	2,023	0.0
2,631	4.500%, 05/01/2041	2,627	0.0
9,305	4.500%, 05/01/2041	9,275	0.0
10,202	4.500%, 05/01/2041	10,061	0.0
15,280	4.500%, 05/01/2041	15,202	0.0
119,924	4.500%, 05/01/2041	118,348	0.0
128,100	4.500%, 05/01/2041	126,441	0.0
147,086	4.500%, 05/01/2041	146,106	0.0
232,539	4.500%, 05/01/2041	231,062	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,062	4.500%, 06/01/2041	$8,025	0.0
43,382	4.500%, 06/01/2041	42,874	0.0
158,901	4.500%, 06/01/2041	157,270	0.0
1,183	4.500%, 07/01/2041	1,167	0.0
2,289	4.500%, 07/01/2041	2,276	0.0
6,657	4.500%, 07/01/2041	6,617	0.0
13,697	4.500%, 07/01/2041	13,638	0.0
29,401	4.500%, 07/01/2041	28,842	0.0
54,520	4.500%, 07/01/2041	54,117	0.0
108,936	4.500%, 07/01/2041	108,277	0.0
10,415	4.500%, 08/01/2041	10,365	0.0
19,251	4.500%, 08/01/2041	18,776	0.0
34,527	4.500%, 08/01/2041	33,798	0.0
54,883	4.500%, 08/01/2041	54,534	0.0
72,954	4.500%, 08/01/2041	72,648	0.0
97,979	4.500%, 08/01/2041	96,967	0.0
115,623	4.500%, 08/01/2041	112,898	0.0
142,362	4.500%, 08/01/2041	140,799	0.0
2,893	4.500%, 09/01/2041	2,875	0.0
7,528	4.500%, 09/01/2041	7,491	0.0
39,491	4.500%, 09/01/2041	39,114	0.0
340,892	4.500%, 09/01/2041	337,885	0.1
12,356	4.500%, 10/01/2041	12,328	0.0
20,374	4.500%, 10/01/2041	20,194	0.0
39,520	4.500%, 10/01/2041	38,701	0.0
76,155	4.500%, 10/01/2041	75,695	0.0
95,488	4.500%, 10/01/2041	95,215	0.0
164,295	4.500%, 10/01/2041	163,842	0.0
352,335	4.500%, 10/01/2041	347,704	0.1
769,990	4.500%, 10/01/2041	758,762	0.1
2,046	4.500%, 11/01/2041	2,037	0.0
164,355	4.500%, 11/01/2041	163,412	0.0
158,365	4.500%, 12/01/2041	154,674	0.0
378,067	4.500%, 12/01/2041	374,460	0.1
6,767	4.500%, 01/01/2042	6,752	0.0
9,075	4.500%, 01/01/2042	8,999	0.0
16,292	4.500%, 01/01/2042	16,102	0.0
30,360	4.500%, 03/01/2042	29,895	0.0
24,716	4.500%, 04/01/2042	24,048	0.0
9,954	4.500%, 06/01/2042	9,830	0.0
3,910	4.500%, 08/01/2042	3,898	0.0
3,744	4.500%, 09/01/2042	3,643	0.0
5,970	4.500%, 01/01/2043	5,812	0.0
3,565	4.500%, 12/01/2043	3,507	0.0
39,536	4.500%, 04/01/2047	38,637	0.0
19,258	4.500%, 05/01/2047	18,765	0.0
44,476	4.500%, 06/01/2047	43,330	0.0
64,395	4.500%, 06/01/2047	62,756	0.0
59,986	4.500%, 07/01/2047	58,771	0.0
205,926	4.500%, 07/01/2047	200,491	0.0
15,319	4.500%, 08/01/2047	14,906	0.0
5,943,122	4.500%, 12/01/2054	5,689,890	0.6
2,060	5.000%, 04/01/2026	2,054	0.0
1,917	5.000%, 05/01/2026	1,911	0.0
2,613	5.000%, 08/01/2027	2,612	0.0
3,262	5.000%, 04/01/2028	3,276	0.0
3,999,468	5.000%, 05/01/2042	4,065,374	0.5
547,674	5.000%, 09/01/2052	539,711	0.1
305	5.500%, 07/01/2026	305	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
845	5.500%, 12/01/2027	$852	0.0
5,524	5.500%, 04/01/2028	5,560	0.0
1,502	5.500%, 08/01/2028	1,517	0.0
2,119	5.500%, 01/01/2029	2,143	0.0
21,519	5.500%, 10/01/2029	21,838	0.0
19,087	5.500%, 04/01/2033	19,354	0.0
9,548	5.500%, 10/01/2033	9,790	0.0
387	5.500%, 11/01/2033	399	0.0
1,708	5.500%, 11/01/2033	1,742	0.0
2,603	5.500%, 11/01/2033	2,641	0.0
3,160	5.500%, 11/01/2033	3,201	0.0
519	5.500%, 12/01/2033	526	0.0
8,307	5.500%, 12/01/2033	8,527	0.0
21,227	5.500%, 12/01/2033	21,536	0.0
47,024	5.500%, 12/01/2033	48,198	0.0
145,739	5.500%, 12/01/2033	147,759	0.0
128	5.500%, 01/01/2034	131	0.0
2,692	5.500%, 01/01/2034	2,716	0.0
6,978	5.500%, 01/01/2034	7,165	0.0
11,484	5.500%, 01/01/2034	11,517	0.0
52,139	5.500%, 01/01/2034	53,459	0.0
2,163	5.500%, 06/01/2034	2,221	0.0
3,641	5.500%, 11/01/2034	3,685	0.0
20,114	5.500%, 11/01/2034	20,670	0.0
414	5.500%, 12/01/2034	427	0.0
5,954	5.500%, 01/01/2035	6,121	0.0
13,173	5.500%, 01/01/2035	13,526	0.0
17,909	5.500%, 01/01/2035	18,158	0.0
5,152	5.500%, 02/01/2035	5,303	0.0
3,977	5.500%, 07/01/2035	4,094	0.0
334,085	5.500%, 08/01/2035	344,560	0.1
1,401	5.500%, 10/01/2035	1,467	0.0
255	5.500%, 11/01/2035	261	0.0
23,175	5.500%, 11/01/2035	23,857	0.0
325	5.500%, 12/01/2035	335	0.0
330	5.500%, 12/01/2035	335	0.0
6,048	5.500%, 12/01/2035	6,245	0.0
47,708	5.500%, 12/01/2035	49,264	0.0
4,321	5.500%, 01/01/2036	4,462	0.0
34,044	5.500%, 01/01/2036	35,154	0.0
349	5.500%, 02/01/2036	354	0.0
5,072	5.500%, 04/01/2036	5,238	0.0
301	5.500%, 08/01/2036	311	0.0
20,002	5.500%, 09/01/2036	20,563	0.0
32,402	5.500%, 09/01/2036	33,378	0.0
520	5.500%, 12/01/2036	537	0.0
812	5.500%, 12/01/2036	835	0.0
56,356	5.500%, 12/01/2036	58,103	0.0
57,466	5.500%, 12/01/2036	59,306	0.0
5,121	5.500%, 01/01/2037	5,281	0.0
27,002	5.500%, 01/01/2037	27,861	0.0
46,820	5.500%, 02/01/2037	48,291	0.0
118,437	5.500%, 03/01/2037	121,395	0.0
5,499	5.500%, 04/01/2037	5,669	0.0
387	5.500%, 05/01/2037	399	0.0
1,132	5.500%, 05/01/2037	1,154	0.0
6,179	5.500%, 05/01/2037	6,365	0.0
11,353	5.500%, 05/01/2037	11,702	0.0
10,609	5.500%, 06/01/2037	10,908	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
26,546	5.500%, 06/01/2037	$27,289	0.0
13,069	5.500%, 07/01/2037	13,346	0.0
6,581	5.500%, 08/01/2037	6,790	0.0
17,867	5.500%, 08/01/2037	18,449	0.0
21,012	5.500%, 08/01/2037	21,638	0.0
49,163	5.500%, 09/01/2037	50,667	0.0
260	5.500%, 11/01/2037	267	0.0
169,866	5.500%, 01/01/2038	174,856	0.0
342	5.500%, 02/01/2038	351	0.0
532	5.500%, 02/01/2038	547	0.0
3,303	5.500%, 03/01/2038	3,379	0.0
163,048	5.500%, 03/01/2038	167,372	0.0
217	5.500%, 04/01/2038	222	0.0
7,588	5.500%, 04/01/2038	7,759	0.0
25,389	5.500%, 04/01/2038	26,032	0.0
1,348	5.500%, 05/01/2038	1,386	0.0
3,989	5.500%, 05/01/2038	4,100	0.0
46,652	5.500%, 05/01/2038	47,566	0.0
10,393	5.500%, 06/01/2038	10,656	0.0
37,848	5.500%, 06/01/2038	38,991	0.0
187	5.500%, 07/01/2038	193	0.0
18,958	5.500%, 07/01/2038	19,461	0.0
21,990	5.500%, 07/01/2038	22,671	0.0
22,952	5.500%, 07/01/2038	23,532	0.0
4,750	5.500%, 08/01/2038	4,905	0.0
10,284	5.500%, 08/01/2038	10,545	0.0
32,637	5.500%, 08/01/2038	33,462	0.0
24,295	5.500%, 11/01/2038	25,117	0.0
85,236	5.500%, 11/01/2038	87,566	0.0
102	5.500%, 12/01/2038	104	0.0
15,638	5.500%, 12/01/2038	16,110	0.0
23,951	5.500%, 01/01/2039	24,688	0.0
45,528	5.500%, 01/01/2039	46,930	0.0
152,855	5.500%, 01/01/2039	157,407	0.0
9,407	5.500%, 03/01/2039	9,672	0.0
79,696	5.500%, 06/01/2039	82,069	0.0
140,671	5.500%, 06/01/2039	145,089	0.0
7,923	5.500%, 07/01/2041	8,124	0.0
151,380	5.500%, 09/01/2041	155,832	0.0
5,471,764	5.500%, 02/01/2054	5,476,487	0.6
5,094,000 (5)	5.500%, 08/15/2055	5,089,452	0.6
22,348	6.000%, 11/01/2028	22,709	0.0
153	6.000%, 04/01/2031	159	0.0
162	6.000%, 01/01/2032	164	0.0
267	6.000%, 11/01/2032	273	0.0
389	6.000%, 11/01/2032	395	0.0
20,492	6.000%, 01/01/2033	21,186	0.0
1,579	6.000%, 09/01/2033	1,636	0.0
281	6.000%, 01/01/2034	291	0.0
8,804	6.000%, 06/01/2035	8,948	0.0
2,359	6.000%, 07/01/2035	2,431	0.0
3,890	6.000%, 07/01/2035	3,982	0.0
4,662	6.000%, 07/01/2035	4,833	0.0
5,336	6.000%, 07/01/2035	5,585	0.0
303	6.000%, 10/01/2035	311	0.0
765	6.000%, 10/01/2035	777	0.0
22,901	6.000%, 11/01/2035	23,755	0.0
1,875	6.000%, 12/01/2035	1,930	0.0
20,673	6.000%, 12/01/2035	21,674	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,194	6.000%, 01/01/2036	$3,311	0.0
13,389	6.000%, 02/01/2036	14,043	0.0
23,554	6.000%, 02/01/2036	24,704	0.0
5,115	6.000%, 03/01/2036	5,274	0.0
15,207	6.000%, 03/01/2036	15,948	0.0
9,472	6.000%, 04/01/2036	9,904	0.0
20,289	6.000%, 04/01/2036	21,280	0.0
6,017	6.000%, 05/01/2036	6,151	0.0
284	6.000%, 06/01/2036	297	0.0
1,556	6.000%, 06/01/2036	1,603	0.0
1,029	6.000%, 07/01/2036	1,064	0.0
1,191	6.000%, 07/01/2036	1,221	0.0
8,583	6.000%, 07/01/2036	8,897	0.0
30,270	6.000%, 07/01/2036	31,748	0.0
1,174	6.000%, 08/01/2036	1,215	0.0
1,757	6.000%, 08/01/2036	1,842	0.0
9,425	6.000%, 08/01/2036	9,885	0.0
10,428	6.000%, 08/01/2036	10,814	0.0
63,343	6.000%, 08/01/2036	65,664	0.0
67	6.000%, 09/01/2036	69	0.0
5,514	6.000%, 09/01/2036	5,683	0.0
6,179	6.000%, 09/01/2036	6,480	0.0
10,176	6.000%, 09/01/2036	10,583	0.0
10,669	6.000%, 09/01/2036	11,035	0.0
25,427	6.000%, 09/01/2036	26,665	0.0
48,077	6.000%, 09/01/2036	49,478	0.0
1,965	6.000%, 10/01/2036	2,023	0.0
6,583	6.000%, 10/01/2036	6,785	0.0
8,029	6.000%, 10/01/2036	8,421	0.0
16,470	6.000%, 10/01/2036	17,300	0.0
20,174	6.000%, 10/01/2036	21,095	0.0
20,422	6.000%, 10/01/2036	21,355	0.0
6,053	6.000%, 11/01/2036	6,303	0.0
17,747	6.000%, 11/01/2036	18,615	0.0
1,100	6.000%, 12/01/2036	1,141	0.0
1,711	6.000%, 12/01/2036	1,739	0.0
1,709	6.000%, 12/01/2036	1,793	0.0
9,161	6.000%, 12/01/2036	9,428	0.0
19,058	6.000%, 12/01/2036	19,988	0.0
179	6.000%, 01/01/2037	185	0.0
309	6.000%, 01/01/2037	324	0.0
4,279	6.000%, 01/01/2037	4,474	0.0
9,179	6.000%, 01/01/2037	9,383	0.0
6,610	6.000%, 02/01/2037	6,882	0.0
7,315	6.000%, 02/01/2037	7,672	0.0
43,990	6.000%, 02/01/2037	46,000	0.0
321	6.000%, 03/01/2037	331	0.0
3,987	6.000%, 03/01/2037	4,125	0.0
3,984	6.000%, 03/01/2037	4,178	0.0
5,678	6.000%, 03/01/2037	5,853	0.0
8,460	6.000%, 03/01/2037	8,873	0.0
38,359	6.000%, 03/01/2037	39,814	0.0
566	6.000%, 04/01/2037	585	0.0
642	6.000%, 04/01/2037	662	0.0
893	6.000%, 04/01/2037	937	0.0
1,793	6.000%, 04/01/2037	1,871	0.0
3,661	6.000%, 04/01/2037	3,823	0.0
4,477	6.000%, 04/01/2037	4,616	0.0
8,018	6.000%, 04/01/2037	8,409	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
11,624	6.000%, 04/01/2037	$12,191	0.0
11,896	6.000%, 04/01/2037	12,332	0.0
18,246	6.000%, 04/01/2037	18,876	0.0
23,766	6.000%, 04/01/2037	24,403	0.0
31,894	6.000%, 04/01/2037	33,439	0.0
52,670	6.000%, 04/01/2037	55,243	0.0
480	6.000%, 05/01/2037	488	0.0
4,190	6.000%, 05/01/2037	4,381	0.0
4,879	6.000%, 05/01/2037	5,023	0.0
6,368	6.000%, 05/01/2037	6,554	0.0
8,684	6.000%, 05/01/2037	9,107	0.0
9,383	6.000%, 05/01/2037	9,600	0.0
9,772	6.000%, 05/01/2037	10,072	0.0
11,419	6.000%, 05/01/2037	11,752	0.0
17,445	6.000%, 05/01/2037	18,242	0.0
40,432	6.000%, 05/01/2037	42,407	0.0
2,563	6.000%, 06/01/2037	2,687	0.0
3,206	6.000%, 06/01/2037	3,324	0.0
3,316	6.000%, 06/01/2037	3,478	0.0
4,273	6.000%, 06/01/2037	4,390	0.0
20,902	6.000%, 06/01/2037	21,410	0.0
27,784	6.000%, 06/01/2037	29,054	0.0
2,012	6.000%, 07/01/2037	2,104	0.0
3,444	6.000%, 07/01/2037	3,621	0.0
3,665	6.000%, 07/01/2037	3,872	0.0
4,643	6.000%, 07/01/2037	4,779	0.0
5,624	6.000%, 07/01/2037	5,830	0.0
10,955	6.000%, 07/01/2037	11,357	0.0
27,443	6.000%, 07/01/2037	28,450	0.0
27,527	6.000%, 07/01/2037	28,873	0.0
2,099	6.000%, 08/01/2037	2,195	0.0
4,949	6.000%, 08/01/2037	5,131	0.0
7,419	6.000%, 08/01/2037	7,747	0.0
7,632	6.000%, 08/01/2037	7,856	0.0
14,897	6.000%, 08/01/2037	15,412	0.0
22,682	6.000%, 08/01/2037	23,791	0.0
29,182	6.000%, 08/01/2037	30,032	0.0
452	6.000%, 09/01/2037	465	0.0
1,140	6.000%, 09/01/2037	1,196	0.0
4,548	6.000%, 09/01/2037	4,669	0.0
7,598	6.000%, 09/01/2037	7,969	0.0
41,043	6.000%, 09/01/2037	42,860	0.0
413	6.000%, 10/01/2037	426	0.0
15,463	6.000%, 10/01/2037	16,219	0.0
540	6.000%, 11/01/2037	567	0.0
17,809	6.000%, 11/01/2037	18,680	0.0
25,682	6.000%, 11/01/2037	26,937	0.0
738	6.000%, 12/01/2037	772	0.0
15,028	6.000%, 12/01/2037	15,715	0.0
27,240	6.000%, 12/01/2037	27,837	0.0
30,180	6.000%, 12/01/2037	31,655	0.0
14,267	6.000%, 02/01/2038	14,965	0.0
49,546	6.000%, 02/01/2038	51,559	0.0
67,653	6.000%, 02/01/2038	70,961	0.0
580	6.000%, 03/01/2038	603	0.0
3,405	6.000%, 03/01/2038	3,502	0.0
15,025	6.000%, 03/01/2038	15,760	0.0
1,693	6.000%, 05/01/2038	1,776	0.0
40,605	6.000%, 05/01/2038	42,590	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
5,571	6.000%, 06/01/2038	$5,843	0.0
21,252	6.000%, 07/01/2038	22,292	0.0
34,405	6.000%, 07/01/2038	35,522	0.0
622	6.000%, 08/01/2038	653	0.0
2,870	6.000%, 09/01/2038	2,972	0.0
3,575	6.000%, 09/01/2038	3,750	0.0
11,708	6.000%, 09/01/2038	12,280	0.0
12,807	6.000%, 09/01/2038	13,300	0.0
315	6.000%, 10/01/2038	323	0.0
509	6.000%, 10/01/2038	527	0.0
6,405	6.000%, 10/01/2038	6,718	0.0
7,098	6.000%, 10/01/2038	7,445	0.0
10,267	6.000%, 10/01/2038	10,568	0.0
15,739	6.000%, 10/01/2038	16,508	0.0
357	6.000%, 11/01/2038	373	0.0
982	6.000%, 11/01/2038	1,013	0.0
40,062	6.000%, 11/01/2038	41,222	0.0
719	6.000%, 12/01/2038	745	0.0
9,937	6.000%, 12/01/2038	10,347	0.0
34,309	6.000%, 12/01/2038	35,986	0.0
684	6.000%, 10/01/2039	718	0.0
8,911	6.000%, 10/01/2039	9,346	0.0
8,399	6.000%, 04/01/2040	8,810	0.0
67,387	6.000%, 09/01/2040	69,659	0.0
88,062	6.000%, 10/01/2040	92,367	0.0
1,936,630	6.000%, 07/01/2054	1,969,957	0.2
2,591,000 (5)	6.000%, 08/01/2055	2,630,649	0.3
8	6.500%, 04/01/2027	8	0.0
3,732	6.500%, 01/01/2032	3,857	0.0
3,071	6.500%, 04/01/2032	3,194	0.0
2,609	6.500%, 10/01/2032	2,695	0.0
5,480	6.500%, 10/01/2032	5,661	0.0
2,592	6.500%, 03/01/2038	2,748	0.0
2	7.000%, 08/01/2025	2	0.0
214	7.000%, 12/01/2027	225	0.0
126,876	7.000%, 03/01/2038	134,279	0.0
3,036	7.500%, 09/01/2031	3,137	0.0
		111,886,595	12.2
	Total U.S. Government Agency Obligations (Cost $187,273,572)	175,295,336	19.1

COLLATERALIZED MORTGAGE OBLIGATIONS: 15.5%
596,464 (3)	Alternative Loan Trust 2005-53T2 2A6, 4.934%, (TSFR1M + 0.614%), 11/25/2035	305,127	0.0
845,558	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	581,254	0.1
166,458 (3)(6)	Alternative Loan Trust 2005-J3 2A2, 0.566%, (-1.000*TSFR1M + 4.886%), 05/25/2035	7,194	0.0
1,023,092	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	461,078	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,436,447 (3)	Alternative Loan Trust 2007-23CB A3, 4.934%, (TSFR1M + 0.614%), 09/25/2037	$514,319	0.1
64,325	Banc of America Funding Trust 2007-8 4A1, 6.000%, 08/25/2037	53,056	0.0
224,858 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 5.207%, 01/25/2036	213,097	0.0
121,920 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 5.467%, 05/25/2035	116,477	0.0
680,819 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 4.608%, 11/25/2036	392,698	0.0
783,067 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 4.607%, 11/25/2036	402,202	0.1
620 (3)	Bear Stearns ARM Trust 2005-12 13A1, 4.725%, 02/25/2036	446	0.0
51,836 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 5.062%, 01/26/2036	36,915	0.0
1,519,185 (1)(3)	Chase Home Lending Mortgage Trust 2024-8 A9A, 5.500%, 08/25/2055	1,503,027	0.2
31,064 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 4.745%, 12/25/2035	28,052	0.0
5,681 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 5.395%, 02/20/2035	5,744	0.0
9,289 (3)	CHL Mortgage Pass-Through Trust 2005-2 2A3, 5.114%, (TSFR1M + 0.794%), 03/25/2035	8,776	0.0
359,418	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	334,479	0.0
12,009 (3)	Citigroup Mortgage Loan Trust 2005-3 2A2A, 5.988%, 08/25/2035	11,412	0.0
553,301	Citigroup Mortgage Loan Trust 2005-8 3A1, 5.500%, 09/25/2035	563,686	0.1
519,178 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.783%, 09/25/2037	479,140	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
326,987 (1)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	$320,389	0.0
151,842	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	135,935	0.0
800,000 (1)(3)	Connecticut Avenue Securities Trust 2020-SBT1 1M2, 8.070%, (SOFR30A + 3.764%), 02/25/2040	831,785	0.1
3,600,000 (1)(3)	Connecticut Avenue Securities Trust 2022-R01 1B1, 7.455%, (SOFR30A + 3.150%), 12/25/2041	3,698,238	0.4
70,768 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 5.274%, 07/19/2044	67,002	0.0
210,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2020-R01 1B1, 7.670%, (SOFR30A + 3.364%), 01/25/2040	215,365	0.0
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R01 1B1, 7.405%, (SOFR30A + 3.100%), 10/25/2041	1,537,261	0.2
1,500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2021-R03 1B1, 7.055%, (SOFR30A + 2.750%), 12/25/2041	1,532,771	0.2
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2022-R08 1B1, 9.905%, (SOFR30A + 5.600%), 07/25/2042	1,079,088	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R04 1B1, 9.656%, (SOFR30A + 5.350%), 05/25/2043	2,189,436	0.2
700,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2023-R07 2M2, 7.556%, (SOFR30A + 3.250%), 09/25/2043	729,562	0.1
2,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2024-R06 1B1, 6.355%, (SOFR30A + 2.050%), 09/25/2044	2,014,656	0.2
500,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R02 1B1, 6.256%, (SOFR30A + 1.950%), 02/25/2045	500,567	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,000,000 (1)(3)	Fannie Mae Connecticut Avenue Securities 2025-R03 2M2, 6.555%, (SOFR30A + 2.250%), 03/25/2045	$1,017,486	0.1
1,966,837 (6)	Fannie Mae Interest Strip 409 C29, 5.000%, 04/25/2042	381,619	0.0
165,558 (6)	Fannie Mae Interest Strip 418 10, 4.000%, 08/25/2043	27,941	0.0
163,752 (6)	Fannie Mae Interest Strip 418 15, 3.500%, 08/25/2043	24,918	0.0
1,525,861 (6)	Fannie Mae Interest Strip 421 C11, 6.500%, 05/25/2039	246,492	0.0
59,794	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	60,725	0.0
2,065 (3)	Fannie Mae REMIC Trust 2002-21 FC, 5.320%, (SOFR30A + 1.014%), 04/25/2032	2,071	0.0
301,220 (6)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	45,803	0.0
9,541 (3)	Fannie Mae REMIC Trust 2004-11 A, 4.556%, (SOFR30A + 0.234%), 03/25/2034	9,525	0.0
154,278	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	159,869	0.0
1,323,662 (3)(6)	Fannie Mae REMIC Trust 2005-66 SY, 2.280%, (-1.000*SOFR30A + 6.586%), 07/25/2035	111,245	0.0
103,497 (3)	Fannie Mae REMIC Trust 2005-74 DK, 6.321%, (-1.000*SOFR30A + 23.542%), 07/25/2035	106,766	0.0
1,529,818 (3)(6)	Fannie Mae REMIC Trust 2005-92 SC, 2.260%, (-1.000*SOFR30A + 6.566%), 10/25/2035	123,810	0.0
75,203	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	78,125	0.0
319,758 (3)	Fannie Mae REMIC Trust 2006-104 ES, 11.352%, (-1.000*SOFR30A + 32.878%), 11/25/2036	424,832	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,283,184 (3)(6)	Fannie Mae REMIC Trust 2006-12 SD, 2.330%, (-1.000*SOFR30A + 6.636%), 10/25/2035	$83,125	0.0
1,760,219 (3)(6)	Fannie Mae REMIC Trust 2006-120 QD, 0.280%, (-1.000*SOFR30A + 4.586%), 10/25/2036	39,648	0.0
951,619 (3)(6)	Fannie Mae REMIC Trust 2006-123 UI, 2.320%, (-1.000*SOFR30A + 6.626%), 01/25/2037	90,883	0.0
932,307 (3)(6)	Fannie Mae REMIC Trust 2006-59 XS, 2.780%, (-1.000*SOFR30A + 7.086%), 07/25/2036	76,065	0.0
29,189 (3)(6)	Fannie Mae REMIC Trust 2006-72 HS, 2.280%, (-1.000*SOFR30A + 6.586%), 08/25/2026	325	0.0
1,142,195 (3)(6)	Fannie Mae REMIC Trust 2007-53 SX, 1.680%, (-1.000*SOFR30A + 5.986%), 06/25/2037	92,918	0.0
249,339 (3)	Fannie Mae REMIC Trust 2007-73 A1, 4.807%, (SOFR30A + 0.174%), 07/25/2037	244,939	0.0
149,304 (3)	Fannie Mae REMIC Trust 2008-20 SP, 4.451%, (-1.000*SOFR30A + 15.214%), 03/25/2038	149,335	0.0
774,790	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	776,684	0.1
2,760,967 (3)(6)	Fannie Mae REMIC Trust 2010-102 SB, 2.180%, (-1.000*SOFR30A + 6.486%), 09/25/2040	291,034	0.0
3,209,570 (6)	Fannie Mae REMIC Trust 2010-112 PI, 6.000%, 10/25/2040	622,965	0.1
854,782 (3)(6)	Fannie Mae REMIC Trust 2010-116 SE, 2.180%, (-1.000*SOFR30A + 6.486%), 10/25/2040	75,145	0.0
2,206,110 (3)(6)	Fannie Mae REMIC Trust 2010-123 SL, 1.650%, (-1.000*SOFR30A + 5.956%), 11/25/2040	160,185	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,100,614 (3)(6)	Fannie Mae REMIC Trust 2010-139 SA, 1.610%, (-1.000*SOFR30A + 5.916%), 12/25/2040	$603,696	0.1
1,476,329 (3)(6)	Fannie Mae REMIC Trust 2010-55 AS, 2.000%, (-1.000*SOFR30A + 6.306%), 06/25/2040	134,634	0.0
2,645,949	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	2,724,522	0.3
162,426	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	163,976	0.0
412,935	Fannie Mae REMIC Trust 2011-10 ZC, 5.000%, 02/25/2041	416,861	0.1
37,748	Fannie Mae REMIC Trust 2011-127 UY, 3.500%, 12/25/2041	35,764	0.0
1,000,000	Fannie Mae REMIC Trust 2011-128 KB, 4.500%, 12/25/2041	985,489	0.1
710,585 (3)(6)	Fannie Mae REMIC Trust 2011-149 ES, 1.580%, (-1.000*SOFR30A + 5.886%), 07/25/2041	28,397	0.0
540,618 (6)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	54,492	0.0
255,872 (3)(6)	Fannie Mae REMIC Trust 2012-10 US, 2.030%, (-1.000*SOFR30A + 6.336%), 02/25/2042	30,951	0.0
21,440	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	21,329	0.0
550,421	Fannie Mae REMIC Trust 2012-110 CA, 3.000%, 10/25/2042	506,551	0.1
3,451,763 (3)(6)	Fannie Mae REMIC Trust 2012-113 SG, 1.680%, (-1.000*SOFR30A + 5.986%), 10/25/2042	385,174	0.0
2,432,434 (3)(6)	Fannie Mae REMIC Trust 2012-122 SB, 1.730%, (-1.000*SOFR30A + 6.036%), 11/25/2042	282,932	0.0
615,673 (6)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	31,159	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
765,285 (3)	Fannie Mae REMIC Trust 2012-131 BS, 0.088%, (-1.000*SOFR30A + 5.263%), 12/25/2042	$473,636	0.1
8,058,414 (3)(6)	Fannie Mae REMIC Trust 2012-134 SF, 1.730%, (-1.000*SOFR30A + 6.036%), 12/25/2042	901,089	0.1
3,837,219 (3)(6)	Fannie Mae REMIC Trust 2012-137 SN, 1.680%, (-1.000*SOFR30A + 5.986%), 12/25/2042	399,755	0.0
6,299,814 (3)(6)	Fannie Mae REMIC Trust 2012-19 S, 1.530%, (-1.000*SOFR30A + 5.836%), 03/25/2042	627,806	0.1
2,677,801 (3)(6)	Fannie Mae REMIC Trust 2012-30 TS, 2.030%, (-1.000*SOFR30A + 6.336%), 04/25/2042	315,301	0.0
503,699 (6)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	65,712	0.0
2,925,565 (3)(6)	Fannie Mae REMIC Trust 2013-60 DS, 1.780%, (-1.000*SOFR30A + 6.086%), 06/25/2033	207,140	0.0
3,497,688 (3)(6)	Fannie Mae REMIC Trust 2013-9 DS, 1.730%, (-1.000*SOFR30A + 6.036%), 02/25/2043	389,755	0.0
5,978,430 (3)(6)	Fannie Mae REMIC Trust 2013-9 SA, 1.730%, (-1.000*SOFR30A + 6.036%), 03/25/2042	296,710	0.0
8,145,067 (6)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	1,523,899	0.2
9,687,638 (6)	Fannie Mae REMIC Trust 2016-2 IO, 5.500%, 02/25/2046	1,340,128	0.2
3,000,976 (3)(6)	Fannie Mae REMIC Trust 2016-54 SD, 1.580%, (-1.000*SOFR30A + 5.886%), 08/25/2046	350,433	0.0
4,594,109 (3)(6)	Fannie Mae REMIC Trust 2016-62 SC, 1.580%, (-1.000*SOFR30A + 5.886%), 09/25/2046	543,622	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
9,964,040 (3)(6)	Fannie Mae REMIC Trust 2016-82 SD, 1.630%, (-1.000*SOFR30A + 5.936%), 11/25/2046	$806,949	0.1
3,706,672 (3)(6)	Fannie Mae REMIC Trust 2016-93 SL, 2.230%, (-1.000*SOFR30A + 6.536%), 12/25/2046	263,206	0.0
5,931,680 (6)	Fannie Mae REMIC Trust 2017-23 IO, 6.000%, 04/25/2047	1,213,961	0.1
860,514	Fannie Mae REMIC Trust 2017-54 D, 3.000%, 07/25/2047	770,095	0.1
3,006,359	Fannie Mae REMIC Trust 2018-11 BX, 4.000%, 12/25/2047	2,859,744	0.3
161,660	Fannie Mae REMIC Trust 2018-27 EA, 3.000%, 05/25/2048	144,720	0.0
2,426,640 (3)(6)	Fannie Mae REMIC Trust 2018-43 SE, 1.830%, (-1.000*SOFR30A + 6.136%), 09/25/2038	202,500	0.0
418,664	Fannie Mae REMIC Trust 2018-64 ET, 3.000%, 09/25/2048	376,790	0.0
4,425,616 (3)(6)	Fannie Mae REMIC Trust 2019-18 SA, 1.630%, (-1.000*SOFR30A + 5.936%), 05/25/2049	391,120	0.0
3,892,775 (3)(6)	Fannie Mae REMIC Trust 2019-25 PS, 1.630%, (-1.000*SOFR30A + 5.936%), 06/25/2049	455,256	0.1
11,297,851 (3)(6)	Fannie Mae REMIC Trust 2019-33 PS, 1.630%, (-1.000*SOFR30A + 5.936%), 07/25/2049	1,374,281	0.2
9,490,819 (6)	Fannie Mae REMIC Trust 2020-71 TI, 3.000%, 10/25/2050	1,603,094	0.2
8,109,042 (3)(6)	Fannie Mae REMIC Trust 2020-94 SC, 1.530%, (-1.000*SOFR30A + 5.836%), 07/25/2050	1,089,322	0.1
13,193,851 (6)	Fannie Mae REMIC Trust 2021-13 BI, 3.000%, 02/25/2050	2,339,761	0.3
13,539,576 (6)	Fannie Mae REMIC Trust 2021-17 KI, 4.500%, 04/25/2051	3,204,799	0.4

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
14,597,138 (6)	Fannie Mae REMIC Trust 2021-8 TI, 4.000%, 03/25/2051	$3,121,620	0.3
96,927 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 4.649%, 03/25/2035	55,390	0.0
48,863 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 5.618%, 02/25/2036	47,170	0.0
17,810 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 6.431%, 08/25/2035	12,775	0.0
1,599,932 (1)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.932%, 03/25/2048	1,477,347	0.2
38,817	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	39,048	0.0
52,241	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	52,919	0.0
27,237 (3)	Freddie Mac REMIC Trust 2411 FJ, 4.768%, (SOFR30A + 0.464%), 12/15/2029	27,152	0.0
24,749	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	25,082	0.0
47,324	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	48,883	0.0
86,433 (6)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	12,630	0.0
1,685,810 (3)(6)	Freddie Mac REMIC Trust 2815 GS, 1.582%, (-1.000*SOFR30A + 5.886%), 03/15/2034	109,508	0.0
382,757	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	391,582	0.0
288,361	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	294,940	0.0
2,017,241 (3)(6)	Freddie Mac REMIC Trust 3045 DI, 2.312%, (-1.000*SOFR30A + 6.616%), 10/15/2035	162,832	0.0
123,990 (3)	Freddie Mac REMIC Trust 3065 DC, 6.605%, (-1.000*SOFR30A + 19.517%), 03/15/2035	128,823	0.0
134,524 (3)(6)	Freddie Mac REMIC Trust 3102 IS, 8.366%, (-1.000*SOFR30A + 24.147%), 01/15/2036	32,972	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
612,573 (3)(6)	Freddie Mac REMIC Trust 3170 SA, 2.182%, (-1.000*SOFR30A + 6.486%), 09/15/2033	$44,646	0.0
226,449 (3)(6)	Freddie Mac REMIC Trust 3171 PS, 2.067%, (-1.000*SOFR30A + 6.371%), 06/15/2036	16,316	0.0
3,292,051 (3)(6)	Freddie Mac REMIC Trust 3284 CI, 1.702%, (-1.000*SOFR30A + 6.006%), 03/15/2037	270,746	0.0
1,454,633 (3)(6)	Freddie Mac REMIC Trust 3311 IC, 1.992%, (-1.000*SOFR30A + 6.296%), 05/15/2037	137,565	0.0
3,143,811 (3)(6)	Freddie Mac REMIC Trust 3510 IC, 1.662%, (-1.000*SOFR30A + 5.966%), 08/15/2037	265,013	0.0
123,930 (3)(6)	Freddie Mac REMIC Trust 3524 LA, 5.319%, 03/15/2033	125,267	0.0
16,634 (3)	Freddie Mac REMIC Trust 3556 NT, 7.518%, (SOFR30A + 3.214%), 03/15/2038	17,284	0.0
1,679,824 (3)(6)	Freddie Mac REMIC Trust 3575 ST, 2.182%, (-1.000*SOFR30A + 6.486%), 04/15/2039	185,273	0.0
2,658,966 (3)(6)	Freddie Mac REMIC Trust 3589 SB, 1.782%, (-1.000*SOFR30A + 6.086%), 10/15/2039	242,985	0.0
213,792 (6)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	22,393	0.0
5,014,910 (3)(6)	Freddie Mac REMIC Trust 3702 SB, 0.082%, (-1.000*SOFR30A + 4.386%), 08/15/2040	193,241	0.0
524,501	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	505,843	0.1
1,652,720 (3)(6)	Freddie Mac REMIC Trust 3856 KS, 2.132%, (-1.000*SOFR30A + 6.436%), 05/15/2041	175,877	0.0
748,617	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	744,910	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
169,274 (3)(6)	Freddie Mac REMIC Trust 3925 SD, 1.632%, (-1.000*SOFR30A + 5.936%), 07/15/2040	$3,428	0.0
593,517 (3)(6)	Freddie Mac REMIC Trust 3925 SL, 1.632%, (-1.000*SOFR30A + 5.936%), 01/15/2041	9,517	0.0
4,899,130 (3)(6)	Freddie Mac REMIC Trust 3951 SN, 2.132%, (-1.000*SOFR30A + 6.436%), 11/15/2041	558,260	0.1
267,082	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	266,981	0.0
2,787,143 (3)(6)	Freddie Mac REMIC Trust 4059 SP, 2.132%, (-1.000*SOFR30A + 6.436%), 06/15/2042	338,378	0.0
2,817,482 (3)(6)	Freddie Mac REMIC Trust 4102 MS, 2.182%, (-1.000*SOFR30A + 6.486%), 09/15/2042	380,871	0.0
6,398,411 (3)(6)	Freddie Mac REMIC Trust 4139 CS, 1.732%, (-1.000*SOFR30A + 6.036%), 12/15/2042	726,664	0.1
3,658,795 (6)	Freddie Mac REMIC Trust 4150 IO, 3.500%, 01/15/2043	582,364	0.1
354,917 (6)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	55,316	0.0
3,150,127 (3)(6)	Freddie Mac REMIC Trust 4313 SD, 1.732%, (-1.000*SOFR30A + 6.036%), 03/15/2044	262,346	0.0
5,084,668 (3)(6)	Freddie Mac REMIC Trust 4313 SE, 1.732%, (-1.000*SOFR30A + 6.036%), 03/15/2044	470,365	0.1
469,800 (6)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	58,064	0.0
817,213 (3)(6)	Freddie Mac REMIC Trust 4346 ST, 1.782%, (-1.000*SOFR30A + 6.086%), 07/15/2039	19,020	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,661,879 (3)(6)	Freddie Mac REMIC Trust 4386 LS, 1.682%, (-1.000*SOFR30A + 5.986%), 09/15/2044	$172,035	0.0
1,512,770 (6)	Freddie Mac REMIC Trust 4465 MI, 5.000%, 03/15/2041	235,643	0.0
5,375,426 (3)(6)	Freddie Mac REMIC Trust 4675 KS, 1.582%, (-1.000*SOFR30A + 5.886%), 04/15/2047	633,596	0.1
3,179,576 (6)	Freddie Mac REMIC Trust 4717 IB, 4.000%, 09/15/2047	642,711	0.1
1,873,273	Freddie Mac REMIC Trust 4753 VZ, 3.000%, 12/15/2047	1,489,447	0.2
1,748,388	Freddie Mac REMIC Trust 4755 Z, 3.000%, 02/15/2048	1,539,854	0.2
630,019	Freddie Mac REMIC Trust 4787 PY, 4.000%, 05/15/2048	596,837	0.1
4,426,135 (3)(6)	Freddie Mac REMIC Trust 4845 S, 2.282%, (-1.000*SOFR30A + 6.586%), 12/15/2048	436,358	0.1
4,384,779 (3)(6)	Freddie Mac REMIC Trust 4892 ES, 1.730%, (-1.000*SOFR30A + 6.036%), 07/25/2045	509,030	0.1
11,894,539 (3)(6)	Freddie Mac REMIC Trust 4901 BS, 1.680%, (-1.000*SOFR30A + 5.986%), 07/25/2049	1,040,349	0.1
4,179,154 (6)	Freddie Mac REMIC Trust 4988 IJ, 4.500%, 12/15/2047	771,407	0.1
10,038,755 (3)(6)	Freddie Mac REMIC Trust 4995 SB, 1.680%, (-1.000*SOFR30A + 5.986%), 07/25/2050	1,333,259	0.2
3,433,692 (6)	Freddie Mac REMIC Trust 5015 EI, 4.500%, 09/25/2050	788,967	0.1
13,219,796 (6)	Freddie Mac REMIC Trust 5118 LI, 3.000%, 06/25/2041	1,449,462	0.2
11,060,679 (6)	Freddie Mac REMIC Trust 5124 IQ, 3.500%, 07/25/2051	2,172,102	0.2
1,000,000 (1)(3)	Freddie Mac STACR REMIC Trust 2021-DNA7 B1, 7.955%, (SOFR30A + 3.650%), 11/25/2041	1,033,404	0.1

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,400,000 (1)(3)	Freddie Mac STACR REMIC Trust 2022-HQA3 M2, 9.655%, (SOFR30A + 5.350%), 08/25/2042	$1,504,794	0.2
3,145,586 (6)	Freddie Mac Strips 228 IO, 6.000%, 02/01/2035	478,548	0.1
6,760,164 (3)(6)	Freddie Mac Strips 268 S5, 1.582%, (-1.000*SOFR30A + 5.886%), 08/15/2042	724,400	0.1
4,150,962 (3)(6)	Freddie Mac Strips 311 S1, 1.532%, (-1.000*SOFR30A + 5.836%), 08/15/2043	437,860	0.1
243,747 (3)(6)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	44,472	0.0
6,871,608 (3)(6)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	983,065	0.1
5,823,665 (3)(6)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	956,730	0.1
2,187,505 (3)(6)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	360,475	0.0
3,898,663 (6)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	172,195	0.0
2,831,039 (6)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	183,920	0.0
3,429,140 (6)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	241,785	0.0
2,743,837 (6)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	155,578	0.0
4,262,568 (6)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	227,638	0.0
3,450,398 (6)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	184,806	0.0
4,079,983 (6)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	266,376	0.0
1,517,810	Freddie Mac Structured Pass-Through Certificates T-54 2A, 6.500%, 02/25/2043	1,524,337	0.2
1,165,512 (3)	Freddie Mac Structured Pass-Through Certificates T-62 1A1, 5.599%, (12MTA + 1.200%), 10/25/2044	1,068,066	0.1
214,005 (3)(6)	Ginnie Mae 2005-7 AH, 2.344%, (-1.000*TSFR1M + 6.656%), 02/16/2035	16,011	0.0
4,217,021 (3)(6)	Ginnie Mae 2007-35 KY, 2.024%, (-1.000*TSFR1M + 6.336%), 06/16/2037	398,341	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
141,784 (3)	Ginnie Mae 2007-8 SP, 7.678%, (-1.000*TSFR1M + 21.677%), 03/20/2037	$169,166	0.0
817,247 (3)(6)	Ginnie Mae 2008-35 SN, 1.968%, (-1.000*TSFR1M + 6.286%), 04/20/2038	62,828	0.0
383,051 (3)(6)	Ginnie Mae 2008-40 PS, 2.074%, (-1.000*TSFR1M + 6.386%), 05/16/2038	24,233	0.0
3,696,741 (3)(6)	Ginnie Mae 2009-106 SU, 1.768%, (-1.000*TSFR1M + 6.086%), 05/20/2037	327,435	0.0
1,241,298 (3)(6)	Ginnie Mae 2009-25 KS, 1.768%, (-1.000*TSFR1M + 6.086%), 04/20/2039	113,537	0.0
620,065	Ginnie Mae 2009-29 PB, 4.750%, 05/20/2039	628,363	0.1
675,483	Ginnie Mae 2009-31 ZL, 4.500%, 05/20/2039	680,054	0.1
2,634,954	Ginnie Mae 2009-33 ZB, 6.000%, 05/20/2039	2,722,722	0.3
425,891 (6)	Ginnie Mae 2010-106 IP, 5.000%, 03/20/2040	21,032	0.0
558,942 (3)(6)	Ginnie Mae 2010-116 NS, 2.224%, (-1.000*TSFR1M + 6.536%), 09/16/2040	42,442	0.0
2,204,251 (3)(6)	Ginnie Mae 2010-116 SK, 2.188%, (-1.000*TSFR1M + 6.506%), 08/20/2040	190,829	0.0
488,983 (3)(6)	Ginnie Mae 2010-149 HS, 1.674%, (-1.000*TSFR1M + 5.986%), 05/16/2040	3,109	0.0
488,605 (3)(6)	Ginnie Mae 2010-4 SP, 2.074%, (-1.000*TSFR1M + 6.386%), 01/16/2039	11,225	0.0
92,749 (6)	Ginnie Mae 2010-6 IA, 5.000%, 11/20/2039	1,931	0.0
835,163 (3)(6)	Ginnie Mae 2010-68 MS, 1.418%, (-1.000*TSFR1M + 5.736%), 06/20/2040	79,531	0.0
1,948,631 (6)	Ginnie Mae 2010-9 JI, 5.000%, 01/20/2040	398,402	0.0
3,416 (6)	Ginnie Mae 2011-116 BI, 4.000%, 08/16/2026	6	0.0
1,955,196 (3)(6)	Ginnie Mae 2011-80 KS, 2.238%, (-1.000*TSFR1M + 6.556%), 06/20/2041	213,034	0.0
25,183 (6)	Ginnie Mae 2012-40 NI, 4.500%, 05/20/2040	1,056	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,576,022 (6)	Ginnie Mae 2013-167 PI, 5.500%, 11/20/2043	$500,568	0.1
3,739,235 (6)	Ginnie Mae 2013-184 JI, 5.500%, 12/16/2043	767,981	0.1
266,221	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	246,754	0.0
280,909	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	256,169	0.0
129,933	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	116,166	0.0
99,843	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	89,027	0.0
2,858,508	Ginnie Mae 2014-3 EP, 2.750%, 02/16/2043	2,740,669	0.3
3,259,376 (3)(6)	Ginnie Mae 2014-3 SU, 1.618%, (-1.000*TSFR1M + 5.936%), 07/20/2039	285,725	0.0
4,211,275 (3)(6)	Ginnie Mae 2014-55 MS, 1.774%, (-1.000*TSFR1M + 6.086%), 04/16/2044	398,718	0.0
2,889,731 (3)(6)	Ginnie Mae 2014-56 SP, 1.774%, (-1.000*TSFR1M + 6.086%), 12/16/2039	213,737	0.0
3,543,288 (3)(6)	Ginnie Mae 2014-58 CS, 1.174%, (-1.000*TSFR1M + 5.486%), 04/16/2044	211,132	0.0
4,510,638 (6)	Ginnie Mae 2014-79 BI, 6.000%, 05/16/2044	759,453	0.1
1,874,858 (3)(6)	Ginnie Mae 2014-99 S, 1.168%, (-1.000*TSFR1M + 5.486%), 06/20/2044	184,928	0.0
936,579	Ginnie Mae 2018-112 AL, 3.500%, 08/20/2048	861,915	0.1
1,100,757	Ginnie Mae 2018-126 A, 3.500%, 09/20/2048	1,012,629	0.1
28,702,642 (3)(6)	Ginnie Mae 2020-167 SC, 1.868%, (-1.000*TSFR1M + 6.186%), 11/20/2050	4,251,923	0.5
4,326,321 (3)(6)	Ginnie Mae 2020-7 SE, 1.618%, (-1.000*TSFR1M + 5.936%), 06/20/2049	529,065	0.1
21,973,493 (6)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	3,694,806	0.4
10,080,229 (6)	Ginnie Mae 2021-41 MI, 2.000%, 03/20/2051	1,224,937	0.1
10,074,887 (6)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,516,109	0.2
14,848,979 (3)(6)	Ginnie Mae 2022-45 SP, 1.498%, (-1.000*SOFR30A + 5.800%), 05/20/2050	1,410,692	0.2
2,166,142	Ginnie Mae 2024-20 KZ, 6.000%, 02/20/2054	2,202,684	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
137,459 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	$129,882	0.0
739,090 (1)(3)	GS Mortgage-Backed Securities Trust 2023-PJ4 A3, 6.000%, 01/25/2054	744,756	0.1
970	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,001	0.0
27,711 (3)	HarborView Mortgage Loan Trust 2005-2 2A1A, 4.872%, (TSFR1M + 0.554%), 05/19/2035	26,651	0.0
51,526 (3)	HomeBanc Mortgage Trust 2004-1 2A, 5.294%, (TSFR1M + 0.974%), 08/25/2029	50,385	0.0
2,621 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 5.875%, 02/25/2035	2,564	0.0
22,266 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 6.373%, 07/25/2035	22,635	0.0
1,612,239 (1)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.579%, 06/25/2048	1,462,951	0.2
1,673,664 (1)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.492%, 03/25/2051	1,460,889	0.2
6,375,180 (3)(6)	Lehman Mortgage Trust 2006-9 2A5, 2.186%, (-1.000*TSFR1M + 6.506%), 01/25/2037	745,707	0.1
19,930 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 5.879%, 05/25/2033	19,464	0.0
7,167 (3)	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 4.934%, (TSFR1M + 0.614%), 11/25/2035	6,842	0.0
9,061 (1)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	8,986	0.0
858,262,149 (1)(6)	PMTT4 2017-PM1 XIO, 13.000%, 10/25/2048	4,410,652	0.5
234,949	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	209,899	0.0
703	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	711	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,238,855	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	$1,195,070	0.1
565,272	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	490,622	0.1
740,141	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	638,183	0.1
596,389	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	508,423	0.1
599,442	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	516,975	0.1
755,530	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	654,181	0.1
158,859	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	137,616	0.0
13,149 (3)	Sequoia Mortgage Trust 2003-4 2A1, 5.132%, (TSFR1M + 0.814%), 07/20/2033	13,071	0.0
6,442 (3)	Sequoia Mortgage Trust 2005-4 2A1, 7.373%, 04/20/2035	6,543	0.0
448,719 (1)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.754%, 05/25/2045	392,210	0.0
68,726 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	64,568	0.0
698,000 (1)(3)	Starwood Mortgage Residential Trust 2020-1 M1, 2.878%, 02/25/2050	624,036	0.1
363,993 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 5.207%, 04/25/2035	334,783	0.0
20,824 (3)	Structured Adjustable Rate Mortgage Loan Trust Series 2005-17 3A1, 4.728%, 08/25/2035	18,163	0.0
34,457 (3)	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 4.932%, (TSFR1M + 0.614%), 07/19/2035	34,183	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
86,303 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 5.522%, 10/25/2046	$82,072	0.0
8,534 (3)	WaMu Mortgage Pass-Through Certificates 2002-AR9 1A, 5.799%, (12MTA + 1.400%), 08/25/2042	8,265	0.0
13,434 (3)	WaMu Mortgage Pass-Through Certificates 2005-AR1 A1A, 5.074%, (TSFR1M + 0.754%), 01/25/2045	13,327	0.0
24,845,830 (3)(6)	WaMu Mortgage Pass-Through Certificates 2005-AR11 X, 1.410%, 08/25/2045	26,949	0.0
340,364 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 1A1, 4.755%, 10/25/2036	313,157	0.0
322,962 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR12 2A3, 4.037%, 10/25/2036	295,166	0.0
540,620 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR16 2A1, 4.475%, 12/25/2036	481,342	0.1
164,420 (3)	WaMu Mortgage Pass-Through Certificates 2006-AR7 3A, 5.447%, (12MTA + 1.048%), 07/25/2046	149,057	0.0
567,792 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2005-AR13 A1C3, 5.414%, (TSFR1M + 1.094%), 10/25/2045	563,356	0.1
1,067,144 (3)	Washington Mutual Mortgage Pass-Through Certificates WMALT 2006-AR10 A1, 4.634%, (TSFR1M + 0.314%), 12/25/2036	526,929	0.1
113,367	Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust 2005-8 1A2, 5.500%, 10/25/2035	105,980	0.0
579,819 (3)	Wells Fargo Alternative Loan Trust 2007-PA2 2A1, 4.864%, (TSFR1M + 0.544%), 06/25/2037	506,503	0.1
31,793 (3)	Wells Fargo Mortgage Backed Securities Trust 2005-AR7 1A1, 6.081%, 05/25/2035	32,926	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
110,658 (3)	Wells Fargo Mortgage Backed Securities Trust 2006-AR4 2A4, 6.140%, 04/25/2036	$109,763	0.0
453,897 (1)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.753%, 08/20/2045	419,977	0.1
	Total Collateralized Mortgage Obligations
	(Cost $162,890,776)	142,558,780	15.5

ASSET-BACKED SECURITIES: 10.2%
	Home Equity Asset-Backed Securities: 0.1%
868,624 (1)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	704,935	0.1
34,937 (3)	Renaissance Home Equity Loan Trust 2003-2 A, 3.733%, (TSFR1M + 0.994%), 08/25/2033	31,839	0.0
309,161 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.640%, 11/25/2035	308,680	0.0
		1,045,454	0.1

	Other Asset-Backed Securities: 8.7%
900,000 (1)(3)	720 East CLO VII Ltd. 2025-7A B, 5.831%, (TSFR3M + 1.550%), 04/20/2037	900,699	0.1
690,000 (1)(3)	720 East CLO VII Ltd. 2025-7A C, 5.981%, (TSFR3M + 1.700%), 04/20/2037	683,464	0.1
3,170,000 (1)(3)	AMMC CLO 25 Ltd. 2022-25A A1R, 5.606%, (TSFR3M + 1.350%), 04/15/2035	3,171,262	0.4
840,000 (1)(3)	AMMC CLO 31 Ltd. 2025-31A B, 5.988%, (TSFR3M + 1.700%), 02/20/2038	843,084	0.1
1,243,905 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 A, 5.776%, (TSFR1M + 1.464%), 11/15/2036	1,244,069	0.1
1,390,000 (1)(3)	Ballyrock CLO 18 Ltd. 2021-18A A2R, 4.871%, (TSFR3M + 1.650%), 04/15/2038	1,391,972	0.2
266,307 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 6.276%, 10/25/2036	266,939	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,360,000 (1)(3)	Benefit Street Partners CLO Ltd. 2015-6BR BR, 5.833%, (TSFR3M + 1.550%), 04/20/2038	$1,363,937	0.2
1,950,000 (1)(3)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 5.968%, (TSFR3M + 1.712%), 10/15/2034	1,951,636	0.2
1,860,000 (1)(3)	Birch Grove CLO 12 Ltd. 2025-12A B, 5.893%, (TSFR3M + 1.550%), 04/22/2038	1,861,012	0.2
3,490,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 5.701%, (TSFR3M + 1.432%), 07/20/2034	3,491,721	0.4
3,000,000 (1)(3)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 6.531%, (TSFR3M + 2.262%), 07/20/2034	3,004,422	0.3
1,750,000 (1)(3)	California Street CLO IX L.P. 2012-9A CR3, 7.022%, (TSFR3M + 2.762%), 07/16/2032	1,753,776	0.2
3,000,000 (1)(3)	Cedar Funding VIII Clo Ltd. 2017-8A ARR, 5.500%, (TSFR3M + 1.220%), 01/17/2038	3,002,997	0.3
21,895 (3)	Chase Funding Trust Series 2002-4 2A1, 5.174%, (TSFR1M + 0.854%), 10/25/2032	21,749	0.0
72,528 (3)	Chase Funding Trust Series 2003-5 2A2, 5.034%, (TSFR1M + 0.714%), 07/25/2033	72,906	0.0
6,750,000 (1)(3)	Dryden 104 CLO Ltd. 2022-104A A1R, 5.612%, (TSFR3M + 1.290%), 08/20/2034	6,755,062	0.7
1,730,000 (1)(3)	Elmwood CLO IX Ltd. 2021-2A BR, 5.872%, (TSFR3M + 1.550%), 04/20/2038	1,731,370	0.2
840,000 (1)(3)	Elmwood CLO XI Ltd. 2021-4A BR, 5.839%, (TSFR3M + 1.550%), 01/20/2038	842,375	0.1
90,753 (3)	GSAMP Trust 2007- FM1 A2A, 4.504%, (TSFR1M + 0.184%), 12/25/2036	44,995	0.0
634,639 (1)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	601,295	0.1
362,528 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 6.004%, (SOFR30A + 1.700%), 04/20/2037	362,781	0.0

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
399,000 (1)	Jersey Mike's Funding LLC 2024-1A A2, 5.636%, 02/15/2055	$406,468	0.0
970,000 (1)(3)	Lakeside Park CLO Ltd. 2025-1A B1, 5.806%, (TSFR3M + 1.550%), 04/15/2038	973,536	0.1
10,000,000 (1)(3)	LCM 26 Ltd. 26A A2, 5.781%, (TSFR3M + 1.512%), 01/20/2031	10,002,570	1.1
51,933 (3)	Long Beach Mortgage Loan Trust 2004-4 1A1, 4.994%, (TSFR1M + 0.674%), 10/25/2034	51,240	0.0
1,040,000 (1)(3)	Magnetite Xlv Ltd. 2025-45A B, 5.835%, (TSFR3M + 1.550%), 04/15/2038	1,040,798	0.1
3,532,000 (1)(3)	MF1 Ltd. 2021-FL7 AS, 5.879%, (TSFR1M + 1.564%), 10/16/2036	3,515,190	0.4
279,335 (1)	Mosaic Solar Loan Trust 2018-2GS B, 4.740%, 02/22/2044	249,761	0.0
2,350,000 (1)(3)	Neuberger Berman CLO XVII Ltd. 2014- 17A AR3, 5.672%, (TSFR3M + 1.400%), 07/22/2038	2,358,354	0.3
1,450,000 (1)(3)	OCP Clo Ltd. 2019-17A AR2, 5.669%, (TSFR3M + 1.400%), 07/20/2037	1,454,737	0.2
570,000 (1)(3)	Octagon 58 Ltd. 2022-1A BR, 6.006%, (TSFR3M + 1.750%), 04/15/2038	571,933	0.1
4,000,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 5.881%, (TSFR3M + 1.612%), 07/19/2030	4,002,448	0.4
2,140,000 (1)(3)	Palmer Square CLO Ltd. 2021-1A A2R, 5.769%, (TSFR3M + 1.500%), 04/20/2038	2,137,644	0.2
2,000,000 (1)(3)	Palmer Square CLO Ltd. 2021-3A A2, 5.918%, (TSFR3M + 1.662%), 01/15/2035	2,001,622	0.2
720,000 (1)(3)	Palmer Square Loan Funding Ltd. 2025-1A B, 5.921%, (TSFR3M + 1.600%), 02/15/2033	714,607	0.1
48,636 (3)	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 4.594%, (TSFR1M + 0.274%), 11/25/2036	13,524	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
856,500 (1)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	$838,899	0.1
2,600,000 (1)(3)	Sound Point CLO XXIX Ltd. 2021-1A C1, 6.843%, (TSFR3M + 2.562%), 04/25/2034	2,604,264	0.3
1,592,797 (1)	Sunrun Athena Issuer LLC 2018-1 A, 5.310%, 04/30/2049	1,516,521	0.2
1,160,000 (1)(3)	Symphony Clo 47 Ltd. 2025-47A B, 5.831%, (TSFR3M + 1.550%), 04/20/2038	1,164,507	0.1
7,000,000 (1)(3)	THL Credit Wind River CLO Ltd. 2017-3A CR, 7.018%, (TSFR3M + 2.762%), 04/15/2035	7,014,000	0.8
37,958	United States Small Business Administration 2007-20L 1, 5.290%, 12/01/2027	38,058	0.0
1,240,000 (1)(3)	Wind River CLO Ltd. 2016-1KRA BR3, 5.856%, (TSFR3M + 1.600%), 10/15/2034	1,238,279	0.1
400,000 (1)	Wingstop Funding LLC 2024-1A A2, 5.858%, 12/05/2054	408,327	0.0
		79,680,810	8.7

	Student Loan Asset-Backed Securities: 1.4%
283,854 (1)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	247,505	0.0
214,357 (1)	Commonbond Student Loan Trust-GS 2017- BGS B, 3.260%, 09/25/2042	187,505	0.0
201,418 (1)	Commonbond Student Loan Trust-GS 2018- AGS A1, 3.210%, 02/25/2044	189,676	0.0
249,214 (1)	Navient Private Education Refi Loan Trust 2021-DA C, 3.480%, 04/15/2060	232,996	0.0
1,550,000 (1)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,399,693	0.2
410,681 (1)	SMB Private Education Loan Trust 2024-F A1A, 5.060%, 03/16/2054	415,498	0.1
2,200,000 (1)	Sofi Professional Loan Program LLC 2018-A B, 3.610%, 02/25/2042	2,129,353	0.3

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities:
	(continued)
2,100,000 (1)	SoFi Professional Loan Program LLC 2017-F BFX, 3.620%, 01/25/2041	$2,028,031	0.2
5,000,000 (1)	Sofi Professional Loan Program Trust 2018-B BFX, 3.830%, 08/25/2047	4,815,442	0.5
1,000,000 (1)	SoFi Professional Loan Program Trust 2018-D BFX, 4.140%, 02/25/2048	967,153	0.1
		12,612,852	1.4
	Total Asset-Backed Securities
	(Cost $94,003,379)	93,339,116	10.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 7.3%
2,000,000 (1)(3)	ALA Trust 2025-OANA A, 6.043%, (TSFR1M + 1.743%), 06/15/2040	2,014,073	0.2
2,000,000 (1)(3)	BAHA Trust 2024-MAR B, 7.069%, 12/10/2041	2,093,990	0.2
11,489,528 (3)(6)	BANK 2019-BN16 XA, 1.091%, 02/15/2052	293,065	0.0
2,000,000 (3)	BANK5 2025-5YR14 C, 6.474%, 04/15/2058	2,099,961	0.2
22,800,000 (1)(3)(6)	BBCCRE Trust 2015- GTP XA, 0.749%, 08/10/2033	16,359	0.0
1,000,000 (3)	BBCMS Mortgage Trust 2024-5C31 C, 5.756%, 12/15/2057	1,002,151	0.1
18,176,513 (3)(6)	Benchmark Mortgage Trust 2019-B9 XA, 1.177%, 03/15/2052	541,521	0.1
1,700,000 (1)(3)	BIG Commercial Mortgage Trust 2022- BIG B, 6.053%, (TSFR1M + 1.741%), 02/15/2039	1,677,675	0.2
1,348,000 (1)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.364%, 05/25/2052	1,115,410	0.1
1,500,000 (3)	BMO Mortgage Trust 2025-5C10 B, 6.445%, 05/15/2058	1,570,936	0.2
2,940,000 (1)(3)	BX Commercial Mortgage Trust 2021- 21M E, 6.597%, (TSFR1M + 2.285%), 10/15/2036	2,929,460	0.3
760,415 (1)(3)	BX Commercial Mortgage Trust 2024- MDHS A, 5.953%, (TSFR1M + 1.641%), 05/15/2041	762,433	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,942,703 (1)(3)	BX Commercial Mortgage Trust 2024-XL5 C, 6.253%, (TSFR1M + 1.941%), 03/15/2041	$1,948,214	0.2
1,000,000 (1)(3)	BX Trust 2023-DELC A, 7.002%, (TSFR1M + 2.690%), 05/15/2038	1,008,407	0.1
1,000,000 (1)(3)	BX Trust 2025-LUNR A, 5.812%, (TSFR1M + 1.500%), 06/15/2040	1,002,816	0.1
2,250,000 (1)(3)	BXMT Ltd. 2025-FL5 A, 5.953%, (TSFR1M + 1.639%), 10/18/2042	2,240,860	0.2
15,863,502 (3)(6)	CD Mortgage Trust 2016-CD1 XA, 1.474%, 08/10/2049	100,456	0.0
1,500,000	CD Mortgage Trust 2018-CD7 A4, 4.279%, 08/15/2051	1,485,022	0.2
45,532,083 (3)(6)	Citigroup Commercial Mortgage Trust 2018- C5 XA, 0.824%, 06/10/2051	792,757	0.1
1,000,000 (3)	Citigroup Commercial Mortgage Trust 2020- GC46 B, 3.150%, 02/15/2053	872,114	0.1
1,650,000 (1)(3)	Citigroup Commercial Mortgage Trust 2023- SMRT C, 6.048%, 10/12/2040	1,672,746	0.2
65,166,000 (1)(3)(6)	COMM Mortgage Trust 2012-CR4 XB, 0.509%, 10/15/2045	736,177	0.1
1,000,000 (3)	COMM Mortgage Trust 2015-CR27 B, 4.485%, 10/10/2048	977,298	0.1
52,396,008 (3)(6)	COMM Mortgage Trust 2016-CR28 XA, 0.746%, 02/10/2049	145,381	0.0
1,500,000 (3)	COMM Mortgage Trust 2017-COR2 B, 4.206%, 09/10/2050	1,439,433	0.2
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM A2, 5.867%, 12/10/2041	763,973	0.1
750,000 (1)(3)	COMM Mortgage Trust 2024-CBM B, 6.511%, 12/10/2041	762,960	0.1
500,000 (3)	CSAIL Commercial Mortgage Trust 2018- C14 B, 5.040%, 11/15/2051	475,999	0.1
2,000,000 (1)(3)	Fontainebleau Miami Beach Mortgage Trust 2024-FBLU D, 6.912%, (TSFR1M + 2.600%), 12/15/2039	2,000,047	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
9,989,652	Freddie Mac Multifamily ML Certificates US XUS, 1.846%, 07/25/2037	$1,216,437	0.1
1,140,000 (1)	GAM RE-REMIC Trust 2021-FRR2 CK49, 0.810%, 09/27/2051	1,130,898	0.1
966,450 (1)(7)	GAM RE-REMIC Trust 2021-FRR2 D730, 0.000%, 09/27/2051	959,098	0.1
2,140,000 (1)(7)	GAM RE-REMIC Trust 2021-FRR2 DK49, 0.000%, 09/27/2051	2,107,000	0.2
1,756,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	1,744,606	0.2
1,755,000 (1)(7)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	1,740,706	0.2
7,678,978 (3)(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.744%, 06/10/2047	36,679	0.0
1,000,000 (1)(3)	GSAT Trust 2025-BMF A, 5.820%, (TSFR1M + 1.500%), 07/15/2030	1,001,913	0.1
1,000,000 (1)(3)	GSAT Trust 2025-BMF B, 6.270%, (TSFR1M + 1.950%), 07/15/2030	1,002,065	0.1
1,000,000 (1)	ILPT Commercial Mortgage Trust 2025- LPF2 A, 5.292%, 07/15/2042	1,014,739	0.1
3,000,000 (1)(3)	INTOWN Mortgage Trust 2025-STAY D, 7.162%, (TSFR1M + 2.850%), 03/15/2042	2,999,038	0.3
36,046,106 (3)(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016- JP4 XA, 0.701%, 12/15/2049	189,923	0.0
1,500,000 (1)(3)	Life Mortgage Trust 2022-BMR2 A1, 5.607%, (TSFR1M + 1.295%), 05/15/2039	1,455,031	0.2
1,250,000 (1)(3)	MED Commercial Mortgage Trust 2024- MOB A, 5.903%, (TSFR1M + 1.592%), 05/15/2041	1,246,856	0.1
2,000,000 (1)(3)	MF1 LLC 2024-FL14 A, 6.055%, (TSFR1M + 1.737%), 03/19/2039	2,008,127	0.2
1,354,253 (1)(3)	PFP Ltd. 2023-10 A, 6.679%, (TSFR1M + 2.365%), 09/16/2038	1,356,752	0.2
1,000,000 (1)	PRM Trust 2025-PRM6 A, 4.480%, 07/05/2033	992,778	0.1
1,140,000 (1)(3)	RFM Reremic Trust 2022-FRR1 AB60, 2.347%, 11/08/2049	1,075,576	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
530,000 (1)(7)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	$467,820	0.1
1,000,000 (1)(3)	SDAL Trust 2025-DAL A, 6.753%, (TSFR1M + 2.441%), 04/15/2042	1,004,193	0.1
1,000,000 (1)(3)	SHR Trust 2024-LXRY A, 6.262%, (TSFR1M + 1.950%), 10/15/2041	1,001,240	0.1
2,370,000 (1)(3)	SMRT 2022-MINI D, 6.262%, (TSFR1M + 1.950%), 01/15/2039	2,339,810	0.3
1,250,000 (1)(3)	SWCH Commercial Mortgage Trust 2025- DATA B, 6.154%, (TSFR1M + 1.842%), 02/15/2042	1,242,028	0.1
555,709	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	554,139	0.1
24,320,652 (3)(6)	Wells Fargo Commercial Mortgage Trust 2021-C59 XA, 1.625%, 04/15/2054	1,457,478	0.2
1,000,000 (1)(3)	Wells Fargo Commercial Mortgage Trust 2025-DWHP B, 7.153%, (TSFR1M + 2.841%), 04/15/2038	1,001,031	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $64,723,654)	66,887,655	7.3

U.S. TREASURY OBLIGATIONS: 5.8%
	United States Treasury Bonds: 1.2%
4,395,400	4.625%, 02/15/2055	4,280,021	0.5
1,292,500	4.750%, 02/15/2045	1,286,038	0.1
5,443,400	5.000%, 05/15/2045	5,592,668	0.6
		11,158,727	1.2
	United States Treasury Notes: 4.6%
2,003,400	3.750%, 06/30/2027	2,004,730	0.2
2,620,100	3.750%, 05/15/2028	2,624,399	0.3
6,322,500	3.875%, 06/15/2028	6,356,335	0.7
2,542,800	3.875%, 06/30/2030	2,552,633	0.3
70,000	3.875%, 08/15/2034	68,367	0.0
214,000	4.000%, 03/31/2030	216,040	0.0
243,100	4.000%, 04/30/2032	243,461	0.0
11,496,400	4.000%, 06/30/2032	11,506,280	1.3
15,925,200	4.250%, 05/15/2035	15,951,327	1.8
188,300	4.375%, 05/15/2034	191,294	0.0
		41,714,866	4.6
	Total U.S. Treasury Obligations
	(Cost $52,132,609)	52,873,593	5.8

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 1.5%
BRL60,932 (8)	Brazil Letras do Tesouro Nacional LTN, 15.084%, 01/01/2026	$10,442,530	1.1
MXN83,800	Mexican Udibonos S, 2.750%, 11/27/2031	3,381,886	0.4

	Total Sovereign Bonds
	(Cost $12,267,013)	13,824,416	1.5

MUNICIPAL BONDS: 0.2%
	California: 0.2%
500,000	California State University, 6.434%, 11/01/2030	526,512	0.1
185,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	202,801	0.0
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	353,089	0.1
200,000	Regents of the University of California Medical Center Pooled Revenue H, 6.398%, 05/15/2031	209,705	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue H, 6.548%, 05/15/2048	319,891	0.0
		1,611,998	0.2
	Total Municipal Bonds
	(Cost $1,485,000)	1,611,998	0.2

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 17.9%
	Affiliated Investment Companies: 17.9%
7,731,259	Voya VACS Series EMHCD Fund	79,477,347	8.6
2,762,698	Voya VACS Series HYB Fund	28,649,176	3.1
5,328,383	Voya VACS Series SC Fund	56,640,711	6.2
		164,767,234	17.9

	Total Mutual Funds
	(Cost $158,718,201)	164,767,234	17.9

PURCHASED OPTIONS(9): 0.0%
	Total Purchased Options
	(Cost $55,229)	39,397	0.0
	Total Long-Term Investments
	(Cost $930,436,191)	910,211,186	99.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Commercial Paper: 0.6%
3,600,000	Automatic Data Processing, Inc., 4.400%, 07/01/2025	$3,599,566	0.4
1,500,000	BASF SE, 4.800%, 09/30/2025	1,482,068	0.1
1,500,000	Duke Energy Co., 4.610%, 07/11/2025	1,497,917	0.1
	Total Commercial Paper
	(Cost $6,580,675)	6,579,551	0.6

	Repurchase Agreements: 0.6%
226,903 (10)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $226,930, collateralized by various U.S. Government Securities, 0.000%-3.875%, Market Value plus accrued interest $231,441, due 07/10/25-05/15/42)	226,903	0.0
1,430,317 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,430,489, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-6.500%, Market Value plus accrued interest $1,458,923, due 06/01/30-02/01/57)	1,430,317	0.2
1,430,317 (10)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,430,489, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $1,458,923, due 08/15/34-06/01/55)	1,430,317	0.2

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,012,725 (10)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,012,847, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%-7.000%, Market Value plus accrued interest $1,032,980, due 03/01/34-05/01/55)	$1,012,725	0.1
1,365,288 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $1,365,456, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $1,388,489, due 07/15/26-02/15/54)	1,365,288	0.1
	Total Repurchase Agreements
	(Cost $5,465,550)	5,465,550	0.6

	Time Deposits: 0.1%
130,000 (10)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	130,000	0.0
130,000 (10)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	130,000	0.0
130,000 (10)	Mizuho Bank Ltd., 4.330%, 07/01/2025	130,000	0.0
130,000 (10)	Royal Bank of Canada, 4.330%, 07/01/2025	130,000	0.1
	Total Time Deposits
	(Cost $520,000)	520,000	0.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.1%
471,000 (11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $471,000)	$471,000	0.1

	Total Short-Term Investments
	(Cost $13,037,225)	$13,036,101	1.4
	Total Investments in Securities
	(Cost $943,473,416)	$923,247,287	100.6
	Liabilities in Excess of Other Assets	(5,106,135)	(0.6)
	Net Assets	$918,141,152	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Security, or a portion of the security, is on loan.

(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2025.

(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(5)	Represents or includes a TBA transaction.

(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(7)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2025.

(9)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)	Rate shown is the 7-day yield as of June 30, 2025.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Reference Rate Abbreviations:

12MTA	12-month Treasury Average
ECOFC	Enterprise 11th District COFI Replacement Index
H15T1Y	U.S. Treasury 1-Year Constant Maturity
RFUCCT1M	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
RFUCCT6M	FTSE USD IBOR Consumer Cash Fallbacks Term 6M

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

RFUCCT1Y	FTSE USD IBOR Consumer Cash Fallbacks Term 1Y
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$199,013,661	$—	$199,013,661
U.S. Government Agency Obligations	—	175,295,336	—	175,295,336
Mutual Funds	164,767,234	—	—	164,767,234
Collateralized Mortgage Obligations	—	142,558,780	—	142,558,780
Asset-Backed Securities	—	93,339,116	—	93,339,116
Commercial Mortgage-Backed Securities	—	66,887,655	—	66,887,655
U.S. Treasury Obligations	—	52,873,593	—	52,873,593
Sovereign Bonds	—	13,824,416	—	13,824,416
Municipal Bonds	—	1,611,998	—	1,611,998
Purchased Options	—	39,397	—	39,397
Short-Term Investments	471,000	12,565,101	—	13,036,101
Total Investments, at fair value	$165,238,234	$758,009,053	$—	$923,247,287
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	245,514	—	245,514
Forward Foreign Currency Contracts	—	1,530	—	1,530
Forward Premium Swaptions	—	2,151,173	—	2,151,173
Futures	3,556,381	—	—	3,556,381
Total Assets	$168,794,615	$760,407,270	$—	$929,201,885
Liabilities Table
Other Financial Instruments+
Centrally Cleared Credit Default Swaps	$—	$(770,608)	$—	$(770,608)
Centrally Cleared Interest Rate Swaps	—	(24,302)	—	(24,302)
Forward Foreign Currency Contracts	—	(1,199,341)	—	(1,199,341)
Forward Premium Swaptions	—	(670,492)	—	(670,492)
Futures	(1,359,254)	—	—	(1,359,254)
Written Options	—	(77,295)	—	(77,295)
Total Liabilities	$(1,359,254)	$(2,742,038)	$—	$(4,101,292)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2025, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2024	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2025	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series EMHCD Fund	$75,274,187	$2,602,186	$—	$1,600,975	$79,477,347	$2,602,192	$—	$—
Voya VACS Series HYB Fund	27,347,830	972,745	—	328,600	28,649,176	972,755	—	—
Voya VACS Series SC Fund	55,841,453	—	—	799,258	56,640,711	1,698,978	—	—
	$158,463,470	$3,574,931	$—	$2,728,833	$164,767,234	$5,273,925	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

At June 30, 2025, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	36,579	USD	41,609	Barclays Bank PLC	07/18/25	$1,530
USD	14,632	EUR	12,857	Barclays Bank PLC	07/18/25	(531)
USD	4,362,696	MXN	86,415,734	BNP Paribas	07/11/25	(237,856)
USD	36,200	EUR	32,185	Citibank N.A.	07/18/25	(1,757)
USD	912,431	MXN	18,012,763	Goldman Sachs International	07/11/25	(46,522)
USD	9,789,060	BRL	60,932,000	Goldman Sachs International	01/05/26	(912,675)
						$(1,197,811)

At June 30, 2025, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	35	09/19/25	$3,924,375	$25,152
U.S. Treasury Long Bond	344	09/19/25	39,721,250	1,368,225
U.S. Treasury Ultra Long Bond	487	09/19/25	58,013,875	2,163,004
			$101,659,500	$3,556,381
Short Contracts:
U.S. Treasury 2-Year Note	(342)	09/30/25	(71,144,016)	(223,782)
U.S. Treasury 5-Year Note	(599)	09/30/25	(65,291,000)	(658,920)
U.S. Treasury Ultra 10-Year Note	(208)	09/19/25	(23,767,250)	(476,552)
			$(160,202,266)	$(1,359,254)

At June 30, 2025, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date		Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index Series 42, Version 1	Buy	(5.000)	06/20/29	USD	36,000,000	$(2,775,604)	$(239,157)
CDX North American High Yield Index Series 44, Version 1	Buy	(5.000)	06/20/30	USD	14,000,000	(1,053,103)	(531,451)
						$(3,828,707)	$(770,608)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2025, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	3.933%	Annual	05/05/45	USD	4,368,035	$(19,993)	$(19,993)
Receive	1-day Secured Overnight Financing Rate	Annual	3.857	Annual	05/05/55	USD	1,722,947	17,004	17,004
Receive	1-day Secured Overnight Financing Rate	Annual	3.855	Annual	11/29/44	USD	2,504,000	75,634	75,634

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	1-day Secured Overnight Financing Rate	Annual	3.699%	Annual	05/05/35	USD	3,633,962	$(4,309)	$(4,309)
Receive	1-day Secured Overnight Financing Rate	Annual	3.837	Annual	08/16/44	USD	4,846,800	152,876	152,876
								$221,212	$221,212

At June 30, 2025, the following OTC written credit default swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Reference Entity	Exercise Rate (%)	(Pay)/ Receive Exercise Rate	Strike Price	Expiration Date		Notional Amount	Premiums Received	Fair Value
Put on 5-Year Credit Default Swap	Goldman Sachs International	CDX North American High Yield, Series 44, Version 1	5.000	Pay	105.000%	07/16/25	USD	$9,023,000	$(66,996)	$(5,642)
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield, Series 44, Version 1	5.000	Pay	104.500%	08/20/25	USD	8,909,800	(71,813)	(20,582)
Put on 5-Year Credit Default Swap	Barclays Bank PLC	CDX North American High Yield, Series 44, Version 1	5.000	Pay	105.000%	08/20/25	USD	9,023,000	(94,741)	(24,574)
									$(233,550)	$(50,798)

At June 30, 2025, the following OTC purchased interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Cost	Fair Value
Call on 5-Year Interest Rate Swap(1)	Morgan Stanley Capital Services LLC	Receive	2.500%	6-month EUR-EURIBOR	05/20/26	EUR	9,890,000	$55,229	$39,397
								$55,229	$39,397

At June 30, 2025, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.300%	6-month EUR-EURIBOR	05/20/26	EUR	4,945,000	$40,725	$(25,328)
Put on 2-Year Interest Rate Swap(1)	BNP Paribas	Receive	3.950%	1-day Secured Overnight Financing Rate	08/19/25	USD	12,287,500	20,520	(1,169)
								$61,245	$(26,497)

At June 30, 2025, the following OTC purchased forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration (4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	2.355%	Receive	Financing Rate	11/27/34	USD	5,217,000	$—	$86,526
				1-day Secured Overnight
Call on 10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	2.375%	Receive	Financing Rate	08/14/34	USD	12,116,950	(508,912)	(142,818)
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	Financing Rate	06/14/27	USD	12,484,500	(2,184,788)	444,057
Call on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	17.700%	Receive	Financing Rate	05/28/27	USD	20,904,800	(3,700,150)	712,261
	Morgan Stanley
Put on 10-Year Interest Rate Swap	Capital Services LLC	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	4,890,000	(103,683)	(70,124)
Put on 10-Year
Interest Rate Swap	UBS AG	3.000%	Pay	6-month EUR-EURIBOR	12/15/25	EUR	3,667,000	(77,752)	(52,585)
Put on 1-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	3.665%	Pay	Financing Rate	02/02/26	USD	60,667,200	(124,368)	(47,638)
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	Financing Rate	05/25/27	USD	19,473,000	(3,505,140)	610,027

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 30-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	4.548%	Pay	Financing Rate	11/28/25	USD	4,915,000	$(88,470)	$(48,122)
								$(10,293,263)	$1,491,584

At June 30, 2025, the following OTC written forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date		Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 10-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	4.630%	Pay	Financing Rate	05/22/35	USD	2,438,500	$222,513	$(16,899)
Put on 10-Year				1-day Secured Overnight
Interest Rate Swap	Barclays Bank PLC	5.355%	Receive	Financing Rate	11/27/34	USD	5,217,000	94,428	(158,982)
Put on 10-Year	JPMorgan Chase			1-day Secured Overnight
Interest Rate Swap	Bank N.A.	5.540%	Receive	Financing Rate	08/14/34	USD	12,116,950	508,912	(133,324)
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	4,890,000	43,201	36,408
Put on 10-Year	Morgan Stanley
Interest Rate Swap	Capital Services LLC	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	4,890,000	63,362	48,301
Put on 10-Year				1-day Secured Overnight
Interest Rate Swap	UBS AG	4.630%	Receive	Financing Rate	05/22/35	USD	2,438,500	222,513	16,704
Put on 10-Year
Interest Rate Swap	UBS AG	3.250%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	3,667,000	43,196	31,941
Put on 10-Year
Interest Rate Swap	UBS AG	3.500%	Receive	6-month EUR-EURIBOR	12/15/25	EUR	3,667,000	37,580	32,439
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap	UBS AG	4.185%	Receive	Financing Rate	02/02/26	USD	60,667,200	48,534	30,593
Put on 1-Year Interest				1-day Secured Overnight
Rate Swap	UBS AG	3.965%	Receive	Financing Rate	02/02/26	USD	60,667,200	75,834	41,579
Put on 2-Year Interest				1-day Secured Overnight
Rate Swap	UBS AG	4.000%	Receive	Financing Rate	11/28/25	USD	44,235,000	88,470	60,337
								$1,448,543	$(10,903)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:

BRL	—	Brazilian Real
EUR	—	EU Euro
MXN	—	Mexican Peso
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2025 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$39,397
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,530
Interest rate contracts	Unrealized appreciation on forward premium swaptions	2,151,173
Interest rate contracts	Variation margin receivable on futures contracts**	3,556,381
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	245,514
Total Asset Derivatives		$5,993,995

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,199,341
Interest rate contracts	Unrealized depreciation on forward premium swaptions	670,492
Interest rate contracts	Variation margin payable on futures contracts**	1,359,254
Credit contracts	Variation margin payable on centrally cleared swaps**	770,608
Interest rate contracts	Variation margin payable on centrally cleared swaps**	24,302
Credit contracts	Written options, at fair value	50,798
Interest rate contracts	Written options, at fair value	26,497
Total Liability Derivatives		$4,101,292

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2025 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$593,378	$—	$593,378
Foreign exchange contracts	—	(149,280)	—	—	—	(149,280)
Interest rate contracts	57,278	—	(5,017,437)	(1,998,157)	307,805	(6,650,512)
Total	$57,278	$(149,280)	$(5,017,437)	$(1,404,779)	$307,805	$(6,206,414)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(218,736)	$182,752	$(35,984)
Foreign exchange contracts	—	(1,896,544)	—	—	—	(1,896,544)
Interest rate contracts	152,710	—	4,370,909	944,900	286,943	5,755,462
Total	$152,710	$(1,896,544)	$4,370,909	$726,164	$469,695	$3,822,934

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

Voya Intermediate Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2025 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2025:

	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	UBS AG	Total
Assets:
Purchased options	$—	$—	$—	$—	$—	$39,397	$—	$39,397
Forward foreign currency contracts	1,530	—	—	—	—	—	—	1,530
Forward premium swaptions	1,852,871	—	—	—	—	84,709	213,593	2,151,173
Total Assets	$1,854,401	$—	$—	$—	$—	$124,106	$213,593	$2,192,100
Liabilities:
Forward foreign currency contracts	$531	$237,856	$1,757	$959,197	$—	$—	$—	$1,199,341
Forward premium swaptions	158,982	—	—	—	276,142	70,124	165,244	670,492
Written options	24,574	1,169	—	5,642	20,582	25,328	—	77,295
Total Liabilities	$184,087	$239,025	$1,757	$964,839	$296,724	$95,452	$165,244	$1,947,128
Net OTC derivative instruments by counterparty, at fair value	$1,670,314	$(239,025)	$(1,757)	$(964,839)	$(296,724)	$28,654	$48,349	$244,972
Total collateral pledged by the Portfolio/(Received from counterparty)	$(1,590,000)	$—	$—	$610,000	$—	$—	$—	$(980,000)
Net Exposure(1)(2)	$80,314	$(239,025)	$(1,757)	$(354,839)	$(296,724)	$28,654	$48,349	$(735,028)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2025, the Portfolio had pledged $610,000 in cash collateral to Goldman Sachs International. In addition, the Portfolio received $1,590,000 in cash collateral from Barclays Bank PLC. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $953,425,722.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$14,082,687
Gross Unrealized Depreciation	(40,069,975)
Net Unrealized Depreciation	$(25,987,288)

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Communication Services: 3.3%
25,541 (1)(2)	AST SpaceMobile, Inc.	$1,193,531	0.5
18,916 (2)	Cargurus, Inc.	633,119	0.3
44,022 (2)	Grindr, Inc.	999,299	0.4
68,275 (2)	Magnite, Inc.	1,646,793	0.7
171,886 (2)	Vimeo, Inc.	694,419	0.3
34,224 (2)	Yelp, Inc.	1,172,857	0.5
152,216 (2)	ZipRecruiter, Inc. - Class A	762,602	0.3
57,236 (2)	ZoomInfo Technologies, Inc.	579,228	0.3
		7,681,848	3.3

	Consumer Discretionary: 4.8%
37,645	H&R Block, Inc.	2,066,334	0.9
11,326	Monarch Casino & Resort, Inc.	979,020	0.4
34,509	Red Rock Resorts, Inc. - Class A	1,795,503	0.8
316,024 (2)	Sabre Corp.	998,636	0.4
86,430 (2)	Sonos, Inc.	934,308	0.4
35,934	Steven Madden Ltd.	861,697	0.4
59,318 (2)	Tri Pointe Homes, Inc.	1,895,210	0.8
86,827 (2)	Udemy, Inc.	610,394	0.3
150,454 (2)	Under Armour, Inc. - Class A	1,027,601	0.4
		11,168,703	4.8

	Consumer Staples: 2.1%
88,040	Dole PLC	1,231,680	0.5
13,626	John B Sanfilippo & Son, Inc.	861,708	0.4
17,496 (2)	Sprouts Farmers Market, Inc.	2,880,541	1.2
		4,973,929	2.1

	Energy: 4.3%
468,193 (2)	Clean Energy Fuels Corp.	912,976	0.4
63,915	Excelerate Energy, Inc. - Class A	1,873,988	0.8
52,021 (2)	Hallador Energy Co.	823,492	0.3
138,940 (2)	Helix Energy Solutions Group, Inc.	866,986	0.4
67,989 (1)	HighPeak Energy, Inc.	666,292	0.3
109,034	Murphy Oil Corp.	2,453,265	1.0
184,133	SFL Corp. Ltd.	1,533,828	0.7
152,645 (1)(2)	Uranium Energy Corp.	1,037,986	0.4
		10,168,813	4.3

	Financials: 19.6%
50,004	Arrow Financial Corp.	1,321,106	0.6
84,050	BCB Bancorp, Inc.	707,701	0.3
55,449	Berkshire Hills Bancorp, Inc.	1,388,443	0.6
145,340	BGC Group, Inc. - Class A	1,486,828	0.6
19,855	Cathay General Bancorp	903,998	0.4
18,629	CNO Financial Group, Inc.	718,707	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
65,795	ConnectOne Bancorp, Inc.	$1,523,812	0.7
111,622	Eastern Bankshares, Inc.	1,704,468	0.7
74,402	Farmers National Banc Corp.	1,026,004	0.5
194,035	First BanCorp/Puerto Rico	4,041,749	1.7
63,501	First Commonwealth Financial Corp.	1,030,621	0.5
91,710	Fulton Financial Corp.	1,654,448	0.7
182,330 (2)	Genworth Financial, Inc. - Class A	1,418,527	0.6
54,404	Hancock Whitney Corp.	3,122,790	1.3
37,085	Hilltop Holdings, Inc.	1,125,530	0.5
110,860	Hope Bancorp, Inc.	1,189,528	0.5
62,817	KKR Real Estate Finance Trust, Inc.	550,905	0.2
130,169	Ladder Capital Corp.	1,399,317	0.6
131,852	MFA Financial, Inc.	1,247,320	0.5
18,205	NBT Bancorp, Inc.	756,418	0.3
26,275	Origin Bancorp, Inc.	939,068	0.4
116,426	P10, Inc. - Class A	1,189,874	0.5
98,252	Pagseguro Digital Ltd. - Class A	947,149	0.4
178,814 (2)	Payoneer Global, Inc.	1,224,876	0.5
138,843 (1)	Ready Capital Corp.	606,744	0.3
212,844	Redwood Trust, Inc.	1,257,908	0.5
29,902	Renasant Corp.	1,074,379	0.5
68,150	Simmons First National Corp. - Class A	1,292,124	0.6
71,420	United Community Banks, Inc.	2,127,602	0.9
221,795	Valley National Bancorp	1,980,629	0.9
38,038	Victory Capital Holdings, Inc. - Class A	2,421,879	1.0
107,414	WisdomTree, Inc.	1,236,335	0.5
59,713	XP, Inc. - Class A	1,206,203	0.5
		45,822,990	19.6

	Health Care: 16.1%
86,267 (2)	ADMA Biologics, Inc.	1,570,922	0.7
91,512 (2)	Alignment Healthcare, Inc.	1,281,168	0.6
177,655 (2)	Amicus Therapeutics, Inc.	1,017,963	0.4
78,589 (2)	Avanos Medical, Inc.	961,929	0.4
149,759 (2)	BioCryst Pharmaceuticals, Inc.	1,341,841	0.6
18,736	Bio-Techne Corp.	963,967	0.4
64,374 (2)	BrightSpring Health Services, Inc.	1,518,583	0.7
40,367	Bruker Corp.	1,663,120	0.7
574,748 (2)	Cerus Corp.	810,395	0.3
142,706 (2)	Fortrea Holdings, Inc.	704,968	0.3
31,568 (2)	Guardant Health, Inc.	1,642,799	0.7
15,880 (2)	HealthEquity, Inc.	1,663,589	0.7

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
20,847 (1)(2)	Hims & Hers Health, Inc.	$1,039,223	0.4
26,184 (2)	Insmed, Inc.	2,635,158	1.1
85,263 (1)(2)	Intellia Therapeutics, Inc.	799,767	0.3
161,562 (2)	MannKind Corp.	604,242	0.3
8,956 (2)	Merit Medical Systems, Inc.	837,207	0.4
19,476 (2)	Mirum Pharmaceuticals, Inc.	991,134	0.4
433,395 (2)	OPKO Health, Inc.	572,081	0.2
59,518 (2)	Option Care Health, Inc.	1,933,145	0.8
54,097 (2)	Orthofix Medical, Inc.	603,181	0.3
42,322 (2)	Phreesia, Inc.	1,204,484	0.5
53,712 (2)	Progyny, Inc.	1,181,664	0.5
19,795 (2)	PTC Therapeutics, Inc.	966,788	0.4
70,039	QIAGEN N.V.	3,366,074	1.4
16,061 (2)	Rhythm Pharmaceuticals, Inc.	1,014,895	0.4
31,368 (2)	Rigel Pharmaceuticals, Inc.	587,523	0.3
271,398 (2)	Savara, Inc.	618,787	0.3
54,106	Select Medical Holdings Corp.	821,329	0.4
16,646 (2)	SpringWorks Therapeutics, Inc.	782,195	0.3
28,968 (2)	Surgery Partners, Inc.	643,959	0.3
36,938 (2)	Tandem Diabetes Care, Inc.	688,524	0.3
50,864 (2)	Travere Therapeutics, Inc.	752,787	0.3
		37,785,391	16.1

	Industrials: 17.4%
10,523	Albany International Corp. - Class A	737,978	0.3
19,421	Allison Transmission Holdings, Inc.	1,844,801	0.8
26,044	Apogee Enterprises, Inc.	1,057,386	0.4
8,826	Applied Industrial Technologies, Inc.	2,051,604	0.9
25,643	Atmus Filtration Technologies, Inc.	933,918	0.4
35,885	Cadre Holdings, Inc.	1,142,937	0.5
75,693 (2)	CoreCivic, Inc.	1,594,852	0.7
19,517	CSG Systems International, Inc.	1,274,655	0.5
34,843	Enerpac Tool Group Corp.	1,413,232	0.6
48,930 (2)	ExlService Holdings, Inc.	2,142,645	0.9
56,255	Flowserve Corp.	2,944,949	1.3
12,834	Franklin Electric Co., Inc.	1,151,723	0.5
15,685	FTAI Aviation Ltd.	1,804,402	0.8
73,381 (2)	GEO Group, Inc.	1,757,475	0.7
14,617 (1)(2)	Innodata, Inc.	748,683	0.3
18,911	Insperity, Inc.	1,136,929	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
49,593	Kennametal, Inc.	$1,138,655	0.5
7,851	Lincoln Electric Holdings, Inc.	1,627,669	0.7
175,731 (2)	Manitowoc Co., Inc.	2,112,287	0.9
48,065	Marten Transport Ltd.	624,364	0.3
90,671	Mueller Water Products, Inc. - Class A	2,179,731	0.9
73,884 (2)	NOW, Inc.	1,095,700	0.5
40,197	nVent Electric PLC	2,944,430	1.2
18,956	Pentair PLC	1,946,023	0.8
17,226	Primoris Services Corp.	1,342,595	0.6
99,163	Shyft Group, Inc.	1,243,504	0.5
11,419	TriNet Group, Inc.	835,186	0.4
		40,828,313	17.4

	Information Technology: 17.6%
367,535 (2)	8x8, Inc.	720,369	0.3
75,641	A10 Networks, Inc.	1,463,653	0.6
42,579 (2)	ACI Worldwide, Inc.	1,954,802	0.8
56,440 (2)	Amplitude, Inc. - Class A	699,856	0.3
22,002 (2)	ASGN, Inc.	1,098,560	0.5
166,968 (2)	AvePoint, Inc.	3,224,152	1.4
101,209 (2)	Box, Inc. - Class A	3,458,312	1.5
67,568 (2)	Clearwater Analytics Holdings, Inc. - Class A	1,481,766	0.6
114,727 (2)	Cohu, Inc.	2,207,347	0.9
21,626 (2)	Credo Technology Group Holding Ltd.	2,002,351	0.9
31,134	CTS Corp.	1,326,620	0.6
43,656 (2)	Dropbox, Inc. - Class A	1,248,562	0.5
33,629 (2)	Extreme Networks, Inc.	603,641	0.3
46,898 (1)	Ingram Micro Holding Corp.	977,354	0.4
24,186 (2)	Intapp, Inc.	1,248,481	0.5
29,602 (1)(2)	IonQ, Inc.	1,271,998	0.5
58,389 (2)	Knowles Corp.	1,028,814	0.4
6,564	Littelfuse, Inc.	1,488,256	0.6
57,367 (2)	MaxLinear, Inc.	815,185	0.4
47,365 (2)	PagerDuty, Inc.	723,737	0.3
55,681 (2)	Photronics, Inc.	1,048,473	0.5
24,401 (2)	Pure Storage, Inc. - Class A	1,405,010	0.6
12,209 (2)	Rambus, Inc.	781,620	0.3
39,310	Sapiens International Corp. NV	1,149,817	0.5
152,446 (2)	Sprinklr, Inc. - Class A	1,289,693	0.6
52,674 (2)	Verint Systems, Inc.	1,036,098	0.4
56,169 (2)	Vertex, Inc. - Class A	1,984,732	0.9
59,984 (2)	Viavi Solutions, Inc.	604,039	0.3
204,789 (2)	Yext, Inc.	1,740,706	0.7
71,132 (2)	Zeta Global Holdings Corp. - Class A	1,101,835	0.5
		41,185,839	17.6

	Materials: 3.8%
24,683	Avient Corp.	797,508	0.3
7,206	Balchem Corp.	1,147,195	0.5
194,019 (2)	Cleveland-Cliffs, Inc.	1,474,544	0.6

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
126,269	Element Solutions, Inc.	$2,859,993	1.2
7,285	Innospec, Inc.	612,596	0.3
60,760 (1)(2)	PureCycle Technologies, Inc.	832,412	0.4
146,810 (2)	Rayonier Advanced Materials, Inc.	565,218	0.2
117,509	Tronox Holdings PLC	595,771	0.3
		8,885,237	3.8

	Real Estate: 6.0%
107,783	Acadia Realty Trust	2,001,530	0.9
42,392	Alexander & Baldwin, Inc.	755,849	0.3
153,385	Apartment Investment and Management Co. - Class A	1,326,780	0.6
34,917	Broadstone Net Lease, Inc.	560,418	0.2
177,118	DiamondRock Hospitality Co.	1,356,724	0.6
26,076	First Industrial Realty Trust, Inc.	1,255,038	0.5
56,171 (1)	Gladstone Land Corp.	571,259	0.2
306,690	Hudson Pacific Properties, Inc.	840,331	0.4
24,768	LTC Properties, Inc.	857,221	0.4
123,857 (1)	Medical Properties Trust, Inc.	533,824	0.2
26,954	National Storage Affiliates Trust	862,258	0.4
59,773 (1)	Peakstone Realty Trust	789,601	0.3
41,982	Plymouth Industrial REIT, Inc.	674,231	0.3
204,474	Summit Hotel Properties, Inc.	1,040,773	0.5
18,507	Tanger Factory Outlet Centers, Inc.	565,944	0.2
		13,991,781	6.0

	Utilities: 3.1%
50,730	Avista Corp.	1,925,204	0.8
19,772	Black Hills Corp.	1,109,209	0.5
85,002 (2)	Hawaiian Electric Industries, Inc.	903,571	0.4
20,094	Northwest Natural Holding Co.	798,134	0.3
26,836	NorthWestern Corp.	1,376,687	0.6
30,407	Portland General Electric Co.	1,235,436	0.5
		7,348,241	3.1

	Total Common Stock (Cost $234,334,208)	229,841,085	98.1
Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.5%
16,463	iShares Russell 2000 ETF	$3,552,551	1.5

	Total Exchange-Traded Funds (Cost $3,440,284)	3,552,551	1.5

	Total Long-Term Investments (Cost $237,774,492)	233,393,636	99.6

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.1%
	Repurchase Agreements: 3.5%
313,397 (3)	BNP Paribas S.A., Repurchase Agreement dated 06/30/2025, 4.380%, due 07/01/2025 (Repurchase Amount $313,435, collateralized by various U.S. Government Securities, 0.000%- 3.875%, Market Value plus accrued interest $319,665, due 07/10/25-05/15/42)	313,397	0.1
2,141,680 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,141,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $2,184,514, due 06/01/30-02/01/57)	2,141,680	0.9

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,141,680 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $2,141,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.500%, Market Value plus accrued interest $2,184,514, due 08/15/34-06/01/55)	$2,141,680	0.9
1,500,295 (3)	HSBC Securities (USA) Inc., Repurchase Agreement dated 06/30/2025, 4.390%, due 07/01/2025 (Repurchase Amount $1,500,475, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 7.000%, Market Value plus accrued interest $1,530,301, due 03/01/34-05/01/55)	1,500,295	0.7
2,034,596 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/2025, 4.480%, due 07/01/2025 (Repurchase Amount $2,034,846, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $2,069,171, due 07/15/26-02/15/54)	2,034,596	0.9
	Total Repurchase Agreements (Cost $8,131,648)	8,131,648	3.5

	Time Deposits: 0.3%
210,000 (3)	Canadian Imperial Bank of Commerce, 4.320%, 07/01/2025	210,000	0.1
Principal Amount†	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
200,000 (3)	Landesbank Hessen Thueringen Girozentrale, 4.320%, 07/01/2025	$200,000	0.0
210,000 (3)	Mizuho Bank Ltd., 4.330%, 07/01/2025	210,000	0.1
210,000 (3)	Royal Bank of Canada, 4.330%, 07/01/2025	210,000	0.1
	Total Time Deposits (Cost $830,000)	830,000	0.3
Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.3%
679,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.230% (Cost $679,000)	$679,000	0.3
	Total Short-Term Investments (Cost $9,640,648)	9,640,648	4.1
	Total Investments in Securities (Cost $247,415,140)	$243,034,284	103.7
	Liabilities in Excess of Other Assets	(8,606,431)	(3.7)
	Net Assets	$234,427,853	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Non-income producing security.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2025.

See Accompanying Notes to Financial Statements

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2025 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2025
Asset Table
Investments, at fair value
Common Stock*	$229,841,085	$—	$—	$229,841,085
Exchange-Traded Funds	3,552,551	—	—	3,552,551
Short-Term Investments	679,000	8,961,648	—	9,640,648
Total Investments, at fair value	$234,072,636	$8,961,648	$—	$243,034,284

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2025, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $262,869,357.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$14,372,179
Gross Unrealized Depreciation	(34,207,649)
Net Unrealized Depreciation	$(19,835,470)

See Accompanying Notes to Financial Statements

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 103 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-CAPAPALL (0625)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the reporting period.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

None during the reporting period.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Trustees’ Fees and Expenses are included in the financial statements filed under item 7. Aggregate amount of $11,895 was paid during the reporting period.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None during the reporting period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Intermediate Bond Portfolio

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: September 5, 2025

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2025